UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of
              BlackRock California Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 11/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

Semi-Annual Report                                                     BLACKROCK

NOVEMBER 30, 2008 | (UNAUDITED)

BlackRock California Insured Municipal Bond Fund
OF BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock Florida Municipal Bond Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock Intermediate Municipal Fund
OF BLACKROCK MUNICIPAL SERIES TRUST

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ................................................      3
Semi-Annual Report:
Fund Summaries ..........................................................      4
About Fund Performance ..................................................     14
Disclosure of Expenses ..................................................     16
Portfolio Information ...................................................     20
Financial Statements:
  Schedules of Investments ..............................................     22
  Statements of Assets and Liabilities ..................................     42
  Statements of Operations ..............................................     44
  Statements of Changes in Net Assets ...................................     45
Financial Highlights ....................................................     50
Notes to Financial Statements ...........................................     82
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ...     96
Officers and Trustees ...................................................    100
Additional Information ..................................................    101
Mutual Fund Family ......................................................    103


2              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world's financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key economic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the "Fed"), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December
16. More significant was the central bank's pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities -- a stark reversal of prior years' trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector's underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of November 30, 2008                                                     6-month     12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                             (35.20)%     (38.09)%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              (36.26)      (37.46)
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         (44.92)      (47.79)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)                       11.62        12.69
--------------------------------------------------------------------------------------------------------------
Taxable fixed income (Barclays Capital U.S. Aggregate Index*)                               0.24         1.74
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)                           (4.98)       (3.61)
--------------------------------------------------------------------------------------------------------------
High yield bonds (Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index*)     (31.73)      (30.49)
--------------------------------------------------------------------------------------------------------------

*     Formerly a Lehman Brothers index.

      Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                    THIS PAGE NOT PART OF YOUR FUND REPORT                    3

Fund Summary as of November 30, 2008
                                BlackRock California Insured Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund returns for the six-month period ended November 30, 2008 lagged that of the Barclays Capital Municipal Bond Index and the Lipper Single-State Insured Municipal Debt Funds category average. Notably, the Lipper category consists of funds investing in insured municipal bonds issued by individual states other than California. As a result, Fund returns will vary from that of the broader Lipper peer group.

      What factors influenced performance?

o The Fund's performance was negatively impacted as the market stripped insured bonds of their premium values in light of the troubles faced by the monoline insurers backing the bonds. The Fund maintained only a 2% exposure to inverse floaters, but this leveraged exposure underperformed, which also detracted from results. Finally, the Fund's holdings in zero-coupon bonds hurt performance, as these issues declined more than coupon bonds.

o Given the declines in insured bonds, the Fund's relatively lower percentage of these securities helped performance somewhat. Another factor positively affecting Fund performance was a lack of exposure to uninsured California general obligation bonds during a period when concerns over state finances caused those bonds to underperform. Finally, the Fund benefited from a lack of hedging.

      Describe recent portfolio activity.

o The Fund's cash reserves were kept at atypically high levels -- at times reaching 8% of total assets -- as we attempted to maintain a degree of liquidity in the Fund. Dislocations in the short-term tax-exempt market continued to provide opportunities for us to invest in weekly floating rate bonds with yields as high as 7% to 10%. Toward the end of the period, the Fund's duration was extended, partly as a result of duration extension that occurred throughout the market. We also extended duration with new purchases, as we took advantage of the heavy new-issue calendar and forced selling within the secondary market.

      Describe Fund positioning at period-end.

o At period-end, the Fund's duration was slightly long. Approximately 84% of the Fund's assets was invested in insured securities; uninsured holdings comprised largely higher-quality issues. Less than 1% of the Fund's assets was invested in credits that were below investment grade.

o The Fund's cash reserve position was nearly 9.5% of total assets. Markets remain extremely unsettled. We do not want to be forced to sell assets if redemptions accelerate around year-end, which would be typical. Moreover, an ample cash reserve affords the flexibility to bid for issues that we believe will add to the performance potential of the Fund when markets normalize in the future.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


4              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                BlackRock California Insured Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Barclays Capital Municipal Bond Index. Values are from November 1998 to November 2008:

                                                                Barclays Capital
                                                                  Municipal Bond
          Institutional Shares(1,2)    Investor A Shares(1,2)           Index(3)
11/98                       $10,000                   $ 9,575            $10,000
11/99                       $ 9,593                   $ 9,162            $ 9,893
11/00                       $10,485                   $ 9,990            $10,702
11/01                       $11,410                   $10,844            $11,639
11/02                       $12,013                   $11,389            $12,375
11/03                       $12,812                   $12,116            $13,198
11/04                       $13,186                   $12,438            $13,736
11/05                       $13,652                   $12,845            $14,269
11/06                       $14,433                   $13,547            $15,142
11/07                       $14,687                   $13,742            $15,553
11/08                       $13,851                   $12,927            $14,991

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended November 30, 2008

                                                                                    Average Annual Total Returns 4
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 --------------------    --------------------    -------------------
                                 Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales   w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................    4.66%            (6.49)%      (5.69)%        --        1.57%         --       3.31%         --
Investor A .....................    4.25             (6.61)       (5.93)      (9.93)%      1.30        0.43%      3.05        2.60%
Investor A1 ....................    4.40             (6.53)       (5.76)      (9.53)       1.46        0.64       3.20        2.78
Investor B .....................    4.16             (6.81)       (6.24)      (9.86)       1.05        0.71       2.78        2.78
Investor C .....................    3.67             (6.95)       (6.61)      (7.52)       0.57        0.57       2.29        2.29
Investor C1 ....................    4.07             (6.76)       (6.24)      (7.14)       0.95        0.95       2.69        2.69
Barclays Capital Municipal
  Bond Index ...................      --             (4.98)       (3.61)         --        2.58          --       4.13          --
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges. See "About Fund Performance" on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              5

Fund Summary as of November 30, 2008       BlackRock Florida Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund returns for the six-month period ended November 30, 2008 lagged that of the Barclays Capital Municipal Bond Index and the Lipper Florida Municipal Debt Funds category average. While the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Florida.

      What factors influenced performance?

o The six-month period saw a tremendous amount of pressure applied to spread products throughout the municipal market, with outflows from high-yield funds hurting sectors such as corporate-backed, health care, land-secured, housing, tobacco and pre-paid gas bonds. More than half of the states in the U.S. experienced declining tax revenues and additional pressures from heightened market volatility, which resulted in spending cuts, tapping of reserves or raising of revenues in order to achieve balanced budgets. These problems are expected to continue into next year. As a result, municipal bonds ended the period offering higher yields than U.S. Treasury securities in all maturity ranges, a very unusual scenario.

o The Fund's performance was negatively impacted by its positions in insured bonds, which were stripped of their premium values by the market in light of the troubles faced by the monoline insurers backing the bonds. The Fund's performance was also hindered by its positions in the health care, housing, land-secured and corporate-backed sectors. These sectors were adversely affected by high-yield fund outflows, as noted above, and by the poor performance of the overall U.S. economy.

o One factor that contributed positively to the Fund's performance was its overweight position in pre-refunded securities. With so much uncertainty in the marketplace, investors responded with a very strong flight-to-quality that drove up demand for pre-refunded bonds.

      Describe recent portfolio activity.

o The Fund's cash reserves were kept at atypically high levels -- at times reaching 5% of total assets -- as we attempted to maintain a degree of liquidity in the Fund. The Fund had outflows of approximately $25 million for the reporting period.

      Describe Fund positioning at period-end.

o The Fund ended the reporting period with a neutral duration. We expect outflows from the Fund to continue, given the current investment climate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


6              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                           BlackRock Florida Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Barclays Capital Municipal Bond Index. Values are from November 1998 to November 2008:

                                                                Barclays Capital
                                                                  Municipal Bond
          Institutional Shares(1,2)    Investor A Shares(1,2)           Index(3)
11/98                       $10,000                   $ 9,575            $10,000
11/99                       $ 9,587                   $ 9,156            $ 9,893
11/00                       $10,277                   $ 9,792            $10,702
11/01                       $11,132                   $10,580            $11,639
11/02                       $11,822                   $11,208            $12,375
11/03                       $12,607                   $11,922            $13,198
11/04                       $13,216                   $12,467            $13,736
11/05                       $13,887                   $13,067            $14,269
11/06                       $14,786                   $13,865            $15,142
1/07                        $14,869                   $13,923            $15,553
11/08                       $13,310                   $12,434            $14,991

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of Florida, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended November 30, 2008

                                                                                    Average Annual Total Returns 4
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 --------------------    --------------------    -------------------
                                 Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales   w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................    4.92%            (10.31)%     (10.48)%        --       1.09%          --      2.90%         --
Investor A .....................    4.52             (10.43)      (10.70)     (14.49)%     0.85        (0.03)%    2.65        2.20%
Investor A1 ....................    4.65             (10.27)      (10.48)     (14.06)      1.01         0.19      2.81        2.39
Investor B .....................    4.43             (10.54)      (10.92)     (14.34)      0.59         0.26      2.39        2.39
Investor C .....................    3.92             (10.69)      (11.31)     (12.17)      0.08         0.08      1.88        1.88
Investor C1 ....................    4.33             (10.50)      (10.93)     (11.79)      0.51         0.51      2.29        2.29
Barclays Capital Municipal
  Bond Index ...................      --             (4.98)       (3.61)          --       2.58           --      4.13          --
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges. See "About Fund Performance" on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              7

Fund Summary as of November 30, 2008    BlackRock New Jersey Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund returns for the six-month period ended November 30, 2008 lagged that of the Barclays Capital Municipal Bond Index, but outperformed the Lipper New Jersey Municipal Debt Funds category average. While the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in New Jersey.

      What factors influenced performance?

o The six-month period saw a tremendous amount of pressure applied to spread products throughout the municipal market, with outflows from high-yield funds hurting sectors such as corporate-backed, health care, land-secured, housing, tobacco and pre-paid gas bonds. More than half of the states in the U.S. experienced declining tax revenues and additional pressures from heightened market volatility, which resulted in spending cuts, tapping of reserves or raising of revenues in order to achieve balanced budgets. These problems are expected to continue into 2009. As a result, municipal bonds ended the period offering higher yields than U.S. Treasury securities in all maturity ranges, which is a very unusual scenario.

o Two exceptions to the spread widening trend in the municipal market were pre-refunded bonds and essential purpose bonds rated AA and above. Due to the historically low returns on these bonds, we entered the period underweight in both sectors, which hurt the Fund's performance. Exposure to the underperforming housing and health care sectors further hampered results.

o On the other hand, the Fund's slightly above-average distribution rate and neutral duration position benefited performance relative to the Lipper category average. Opportunistically selling into pockets of retail investor demand also proved advantageous.

      Describe recent portfolio activity.

o Portfolio turnover was low throughout the six months, as market dislocations and liquidity pressures kept new issuance down in New Jersey. This lack of new-issue supply, combined with the depressed valuations of existing holdings, limited opportunities to restructure the portfolio. Trading activity consisted primarily of smaller sales where retail investor demand remained, as well as relative value trades. In making new purchases, we sought bonds with higher-quality underlying ratings.

      Describe Fund positioning at period-end.

o The Fund ended the period with a neutral duration relative to its Lipper peer group.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


8              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                        BlackRock New Jersey Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Barclays Capital Municipal Bond Index. Values are from November 1998 to November 2008:

                                                                Barclays Capital
                                                                  Municipal Bond
           Institutional Shares(1,2)   Investor A Shares(1,2)           Index(3)
11/98                        $10,000                  $ 9,575            $10,000
11/99                        $ 9,490                  $ 9,064            $ 9,893
11/00                        $10,104                  $ 9,626            $10,702
11/01                        $10,871                  $10,332            $11,639
11/02                        $11,355                  $10,765            $12,375
11/03                        $12,205                  $11,541            $13,198
11/04                        $12,725                  $12,003            $13,736
11/05                        $13,414                  $12,622            $14,269
11/06                        $14,524                  $13,632            $15,142
11/07                        $14,630                  $13,701            $15,553
11/08                        $13,476                  $12,586            $14,991

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended November 30, 2008

                                                                                    Average Annual Total Returns 4
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 --------------------    --------------------    -------------------
                                 Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales   w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................    4.83%            (7.97)%      (7.89)%         --       2.00%         --       3.03%         --
Service ........................    4.66             (8.06)       (8.05)          --       1.77          --       2.78          --
Investor A .....................    4.47             (8.15)       (8.14)      (12.04)%     1.75        0.87%      2.77        2.33%
Investor A1 ....................    4.62             (7.98)       (7.99)      (11.67)      1.92        1.09       2.94        2.52
Investor B .....................    3.90             (8.40)       (8.74)      (12.70)      1.01        0.67       2.02        2.02
Investor B1 ....................    4.41             (8.17)       (8.37)      (11.88)      1.51        1.17       2.52        2.52
Investor C .....................    3.90             (8.50)       (8.84)       (9.72)      0.99        0.99       2.00        2.00
Investor C1 ....................    4.31             (8.22)       (8.37)       (9.25)      1.41        1.41       2.42        2.42
Barclays Capital Municipal
  Bond Index ...................      --             (4.98)       (3.61)          --       2.58          --       4.13          --
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges. See "About Fund Performance" on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              9

Fund Summary as of November 30, 2008  BlackRock Pennsylvania Municipal Bond Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund returns for the six-month period ended November 30, 2008 lagged that of the Barclays Capital Municipal Bond Index, but outperformed the Lipper Pennsylvania Municipal Debt Funds category average. While the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in Pennsylvania.

      What factors influenced performance?

o The six-month period saw a tremendous amount of pressure applied to spread products throughout the municipal market, with outflows from high-yield funds hurting sectors such as corporate-backed, health care, land-secured, housing, tobacco and pre-paid gas bonds. More than half of the states in the U.S. experienced declining tax revenues and additional pressures from heightened market volatility, which resulted in spending cuts, tapping of reserves or raising of revenues in order to achieve balanced budgets. These problems are expected to continue into next year. As a result, municipal bonds ended the period offering higher yields than U.S. Treasury securities in all maturity ranges, a very unusual scenario.

o During the period, we actively moved the Fund's duration from a modestly long position to neutral, which benefited performance by cushioning the Fund from some of the negative price impact associated with rising rates in the tax-exempt market.

o Despite the reduction in the Fund's duration, performance was negatively impacted by exposure to the long end of the municipal yield curve, which underperformed as the curve steepened. Fund performance was also hindered by a widening in credit spreads, which negatively impacted weaker credits.

      Describe recent portfolio activity.

o Other than the duration adjustment, activity in the Fund was aimed primarily at improving credit quality and bond structures, which included buying bonds with higher coupons to improve the income component in the higher interest rate environment.

      Describe Fund positioning at period-end.

o The Fund ended the period with a neutral duration, as well as a cash reserve of approximately 6% of total assets, which will be invested opportunistically as higher coupon new issues come to market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


10              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                      BlackRock Pennsylvania Municipal Bond Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Barclays Capital Municipal Bond Index. Values are from November 1998 to November 2008:

                                                                Barclays Capital
                                                                  Municipal Bond
            Institutional Shares(1,2)   Investor A Shares(1,2)          Index(3)
11/98                         $10,000                  $ 9,575           $10,000
11/99                         $ 9,623                  $ 9,191           $ 9,893
11/00                         $10,382                  $ 9,891           $10,702
11/01                         $11,250                  $10,692           $11,639
11/02                         $11,933                  $11,313           $12,375
11/03                         $12,787                  $12,092           $13,198
11/04                         $13,240                  $12,490           $13,736
11/05                         $13,779                  $12,966           $14,269
11/06                         $14,694                  $13,804           $15,142
11/07                         $14,868                  $13,923           $15,553
11/08                         $13,769                  $12,864           $14,991

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the Commonwealth of Pennsylvania, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended November 30, 2008

                                                                                    Average Annual Total Returns 4
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 --------------------    --------------------    -------------------
                                 Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales   w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................    4.73%            (7.79)%      (7.39)%         --       1.49%         --       3.25%         --
Service ........................    4.49             (7.98)       (7.59)          --       1.25          --       3.00          --
Investor A .....................    4.29             (7.98)       (7.60)      (11.53)%     1.25        0.37%      3.00        2.55%
Investor A1 ....................    4.45             (7.91)       (7.46)      (11.17)      1.39        0.57       3.14        2.72
Investor B .....................    3.75             (8.32)       (8.18)      (12.14)      0.53        0.19       2.25        2.25
Investor B1 ....................    4.23             (8.02)       (7.85)      (11.36)      0.98        0.65       2.73        2.73
Investor C .....................    3.72             (8.24)       (8.30)       (9.18)      0.50        0.50       2.24        2.24
Investor C1 ....................    4.13             (8.06)       (7.94)       (8.82)      0.88        0.88       2.63        2.63
Barclays Capital Municipal
  Bond Index ...................      --             (4.98)       (3.61)          --       2.58          --       4.13          --
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges. See "About Fund Performance" on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              11

Fund Summary as of November 30, 2008       BlackRock Intermediate Municipal Fund

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Fund returns for the six-month period ended November 30, 2008 lagged that of the Barclays Capital Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds category average.

o The Fund focuses its investments on the intermediate portion of the municipal yield curve; therefore, the Lipper category average provides a truer representation of the Fund's composition and a more comparable means for measurement.

      What factors influenced performance?

o The six-month period saw a tremendous amount of pressure applied to spread products throughout the municipal market, with outflows from high-yield funds hurting sectors such as corporate-backed, health care, land-secured, housing, tobacco and pre-paid gas bonds. More than half of the states in the U.S. experienced declining tax revenues and additional pressures from heightened market volatility, which resulted in spending cuts, tapping of reserves or raising of revenues in order to achieve balanced budgets. These problems are expected to continue into 2009. As a result, municipal bonds ended the period offering higher yields than U.S. Treasury securities in all maturity ranges, which is a very unusual scenario.

o Two exceptions to the spread widening trend in the municipal market were pre-refunded bonds and essential purpose bonds rated AA and above. Due to the historically low returns on these bonds, we entered the period underweight in both sectors, which hurt the Fund's performance. Exposure to the underperforming transportation and corporate-backed sectors further hampered results.

o On the other hand, we maintained a slightly shorter duration versus the Lipper category average, which benefited performance during the period.

      Describe recent portfolio activity.

o Portfolio turnover was low throughout the six months, as market dislocations and liquidity pressures kept new issuance down. This lack of new-issue supply, combined with the depressed valuations of existing holdings, limited opportunities to restructure the portfolio. Trading activity primarily comprised swapping out of lower-quality issues in favor of better-performing credits and sectors, as the market allowed. However, toward the end of the reporting period, even this selective upgrading was prohibited as the limited demand for higher yielding credits was overwhelmed by distressed sellers.

      Describe Fund positioning at period-end.

o The Fund ended the period with a slightly shorter duration relative to its Lipper peer group.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.


12              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                           BlackRock Intermediate Municipal Fund

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Barclays Capital Municipal Bond Index. Values are from November 1998 to November 2008:

                                                                Barclays Capital
                                                                  Municipal Bond
             Institutional Shares(1,2)  Investor A Shares(1,2)          Index(3)
11/98                          $10,000                  $9,575           $10,000
11/99                           $9,890                  $9,446            $9,893
11/00                          $10,554                 $10,055           $10,702
11/01                          $11,341                 $10,778           $11,639
11/02                          $12,074                 $11,446           $12,375
11/03                          $12,899                 $12,198           $13,198
11/04                          $13,204                 $12,455           $13,736
11/05                          $13,429                 $12,636           $14,269
11/06                          $14,136                 $13,268           $15,142
11/07                          $14,533                 $13,606           $15,553
11/08                          $13,900                 $12,984           $14,991

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in a portfolio of investment grade obligations whose interest is exempt from federal income taxes, with a dollar-weighted average maturity from three to ten years.
3 This unmanaged Index consists of long-term revenue bonds, pre-refunded bonds, general obligation bonds and insured bonds.

Performance Summary for the Period Ended November 30, 2008

                                                                                    Average Annual Total Returns 4
                                                                 -------------------------------------------------------------------
                                                                        1 Year                  5 Years                10 Years
                                                                 --------------------    --------------------    -------------------
                                 Standardized       6-Month      w/o sales    w/sales    w/o sales    w/sales    w/o sales   w/sales
                                30-Day Yields    Total Returns    charge      charge      charge      charge     charge      charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ..................    4.29%            (5.34)%      (4.35)%        --        1.51%         --       3.35%         --
Investor A .....................    3.90             (5.55)       (4.58)      (8.63)%      1.26        0.38%      3.09        2.65%
Investor A1 ....................    4.16             (5.39)       (4.45)      (5.40)       1.41        1.20       3.26        3.15
Investor B .....................    3.98             (5.49)       (4.66)      (5.59)       1.19        1.19       3.04        3.04
Investor C .....................    3.31             (5.81)       (5.30)      (6.22)       0.52        0.52       2.33        2.33
Barclays Capital Municipal
  Bond Index ...................      --             (4.98)       (3.61)         --        2.58          --       4.13          --
------------------------------------------------------------------------------------------------------------------------------------

4 Assuming maximum sales charges. See "About Fund Performance" on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.

Past performance is not indicative of future results.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              13

About Fund Performance

BlackRock California Insured Municipal Bond Fund and BlackRock Florida Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic share conversions.) Prior to the Investor B Shares inception date of October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

o Investor B1 Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.


14              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

About Fund Performance (concluded)

BlackRock Intermediate Municipal Fund

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B Shares are subject to a distribution fee of 0.10% per year and a service fee of 0.20% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

For All Funds

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5, 7, 9, 11 and 13 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. For BlackRock California Insured Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the Funds' Advisor agreed to reimburse a portion of their fee. Without such reimbursement, the Funds' performance would have been lower.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              15

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 16 - 19 (which are based on a hypothetical investment of $1,000 invested on June 1, 2008 and held through November 30, 2008) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the tables are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock California Insured Municipal Bond Fund (Including Interest Expense and
Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  935.10           $    3.92           $   1,000         $1,020.95         $    4.09
Investor A ........   $   1,000         $  933.90           $    4.98           $   1,000         $1,019.85         $    5.20
Investor A1 .......   $   1,000         $  934.70           $    4.26           $   1,000         $1,020.60         $    4.45
Investor B ........   $   1,000         $  931.90           $    6.28           $   1,000         $1,018.50         $    6.56
Investor C ........   $   1,000         $  930.50           $    8.59           $   1,000         $1,016.10         $    8.97
Investor C1 .......   $   1,000         $  932.40           $    6.67           $   1,000         $1,018.10         $    6.96
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.81% for Institutional, 1.03% for Investor A, 0.88% for Investor A1, 1.30% for Investor B, 1.78% for Investor C and 1.38% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock California Insured Municipal Bond Fund (Excluding Interest Expense and
Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional 3 ...   $   1,000         $  935.10           $    3.43           $   1,000         $1,021.45         $    3.59
Investor A 3 ......   $   1,000         $  933.90           $    4.54           $   1,000         $1,020.30         $    4.75
Investor A1 3 .....   $   1,000         $  934.70           $    3.82           $   1,000         $1,021.05         $    3.99
Investor B 3 ......   $   1,000         $  931.90           $    5.84           $   1,000         $1,018.95         $    6.11
Investor C 3 ......   $   1,000         $  930.50           $    8.16           $   1,000         $1,016.55         $    8.52
Investor C1 3 .....   $   1,000         $  932.40           $    6.23           $   1,000         $1,018.55         $    6.51
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.71% for Institutional, 0.94% for Investor A, 0.79% for Investor A1, 1.21% for Investor B, 1.69% for Investor C and 1.29% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
3     Expenses are net of waiver, excluding interest expense and fees.


16              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

BlackRock Florida Municipal Bond Fund (Including Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  896.90           $    4.93           $   1,000         $1,019.80         $    5.25
Investor A ........   $   1,000         $  895.70           $    5.88           $   1,000         $1,018.80         $    6.26
Investor A1 .......   $   1,000         $  897.30           $    5.27           $   1,000         $1,019.45         $    5.60
Investor B ........   $   1,000         $  894.60           $    7.20           $   1,000         $1,017.40         $    7.67
Investor C ........   $   1,000         $  893.10           $    9.56           $   1,000         $1,014.90         $   10.18
Investor C1 .......   $   1,000         $  895.00           $    7.67           $   1,000         $1,016.90         $    8.17
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.04% for Institutional, 1.24% for Investor A, 1.11% for Investor A1, 1.52% for Investor B, 2.02% for Investor C and 1.62% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock Florida Municipal Bond Fund (Excluding Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  896.90           $    4.22           $   1,000         $1,020.55         $    4.50
Investor A ........   $   1,000         $  895.70           $    5.21           $   1,000         $1,019.50         $    5.55
Investor A1 .......   $   1,000         $  897.30           $    4.60           $   1,000         $1,020.15         $    4.90
Investor B ........   $   1,000         $  894.60           $    6.54           $   1,000         $1,018.10         $    6.96
Investor C ........   $   1,000         $  893.10           $    8.85           $   1,000         $1,015.65         $    9.42
Investor C1 .......   $   1,000         $  895.00           $    6.96           $   1,000         $1,017.65         $    7.41
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.10% for Investor A, 0.97% for Investor A1, 1.38% for Investor B, 1.87% for Investor C and 1.47% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock New Jersey Municipal Bond Fund (Including Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  920.30           $    3.41           $   1,000         $1,021.45         $    3.59
Service ...........   $   1,000         $  919.40           $    4.94           $   1,000         $1,019.85         $    5.20
Investor A ........   $   1,000         $  918.50           $    4.75           $   1,000         $1,020.05         $    5.00
Investor A1 .......   $   1,000         $  920.20           $    4.13           $   1,000         $1,020.71         $    4.34
Investor B ........   $   1,000         $  916.00           $    8.48           $   1,000         $1,016.15         $    8.92
Investor B1 .......   $   1,000         $  918.30           $    6.09           $   1,000         $1,018.65         $    6.41
Investor C ........   $   1,000         $  915.00           $    8.33           $   1,000         $1,016.30         $    8.77
Investor C1 .......   $   1,000         $  917.80           $    6.42           $   1,000         $1,018.30         $    6.76
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.71% for Institutional, 1.03% for Service, 0.99% for Investor A, 0.86% for Investor A1, 1.77% for Investor B, 1.27% for Investor B1, 1.74% for Investor C and 1.34% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              17

BlackRock New Jersey Municipal Bond Fund (Excluding Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  920.30           $    3.22           $   1,000         $1,021.65         $    3.39
Service ...........   $   1,000         $  919.40           $    4.08           $   1,000         $1,020.75         $    4.29
Investor A ........   $   1,000         $  918.50           $    4.08           $   1,000         $1,020.75         $    4.29
Investor A1 .......   $   1,000         $  920.20           $    3.36           $   1,000         $1,021.50         $    3.54
Investor B ........   $   1,000         $  916.00           $    7.66           $   1,000         $1,017.00         $    8.07
Investor B1 .......   $   1,000         $  918.30           $    5.28           $   1,000         $1,019.50         $    5.55
Investor C ........   $   1,000         $  915.00           $    7.66           $   1,000         $1,017.00         $    8.07
Investor C1 .......   $   1,000         $  917.80           $    5.75           $   1,000         $1,019.00         $    6.06
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.67% for Institutional, 0.85% for Service, 0.85% for Investor A, 0.70% for Investor A1, 1.60% for Investor B, 1.10% for Investor B1, 1.60% for Investor C and 1.20% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  922.10           $    3.27           $   1,000         $1,021.60         $    3.44
Service ...........   $   1,000         $  920.20           $    4.61           $   1,000         $1,020.20         $    4.85
Investor A ........   $   1,000         $  920.20           $    4.70           $   1,000         $1,020.10         $    4.95
Investor A1 .......   $   1,000         $  920.90           $    4.03           $   1,000         $1,020.80         $    4.24
Investor B ........   $   1,000         $  916.80           $    8.39           $   1,000         $1,016.25         $    8.82
Investor B1 .......   $   1,000         $  919.80           $    5.95           $   1,000         $1,018.80         $    6.26
Investor C ........   $   1,000         $  917.60           $    8.25           $   1,000         $1,016.40         $    8.67
Investor C1 .......   $   1,000         $  919.40           $    6.33           $   1,000         $1,018.40         $    6.66
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.68% for Institutional, 0.96% for Service, 0.98% for Investor A, 0.84% for Investor A1, 1.75% for Investor B, 1.24% for Investor B1, 1.72% for Investor C and 1.32% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  922.10           $    2.93           $   1,000         $1,021.95         $    3.08
Service ...........   $   1,000         $  920.20           $    4.08           $   1,000         $1,020.75         $    4.29
Investor A ........   $   1,000         $  920.20           $    4.08           $   1,000         $1,020.75         $    4.29
Investor A1 .......   $   1,000         $  920.90           $    3.36           $   1,000         $1,021.50         $    3.54
Investor B ........   $   1,000         $  916.80           $    7.57           $   1,000         $1,017.10         $    7.97
Investor B1 .......   $   1,000         $  919.80           $    5.28           $   1,000         $1,019.50         $    5.55
Investor C ........   $   1,000         $  917.60           $    7.67           $   1,000         $1,017.00         $    8.07
Investor C1 .......   $   1,000         $  919.40           $    5.76           $   1,000         $1,019.00         $    6.06
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.61% for Institutional, 0.85% for Service, 0.85% for Investor A, 0.70% for Investor A1, 1.58% for Investor B, 1.10% for Investor B1, 1.60% for Investor C and 1.20% for Investor C1), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.


18              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Disclosure of Expenses (concluded)

BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .....   $   1,000         $  946.60           $    3.84           $   1,000         $1,021.05         $    3.99
Investor A ........   $   1,000         $  944.50           $    4.96           $   1,000         $1,019.90         $    5.15
Investor A1 .......   $   1,000         $  946.10           $    4.33           $   1,000         $1,020.55         $    4.50
Investor B ........   $   1,000         $  945.10           $    5.40           $   1,000         $1,019.45         $    5.60
Investor C ........   $   1,000         $  941.90           $    8.64           $   1,000         $1,016.10         $    8.97
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.79% for Institutional, 1.02% for Investor A, 0.89% for Investor A1, 1.11% for Investor B and 1.78% for Investor C), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)

                                               Actual                                           Hypothetical 2
                    ------------------------------------------------------    ------------------------------------------------------
                      Beginning          Ending                                 Beginning          Ending
                    Account Value     Account Value       Expenses Paid       Account Value     Account Value      Expenses Paid
                     June 1, 2008   November 30, 2008  During the Period 1     June 1, 2008   November 30, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional 3 ...   $   1,000         $  946.60           $    3.50           $   1,000         $1,021.40         $    3.64
Investor A 3 ......   $   1,000         $  944.50           $    4.62           $   1,000         $1,020.25         $    4.80
Investor A1 3 .....   $   1,000         $  946.10           $    3.94           $   1,000         $1,020.95         $    4.09
Investor B 3 ......   $   1,000         $  945.10           $    5.06           $   1,000         $1,019.80         $    5.25
Investor C 3 ......   $   1,000         $  941.90           $    8.30           $   1,000         $1,016.45         $    8.62
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Institutional, 0.95% for Investor A, 0.81% for Investor A1, 1.04% for Investor B and 1.71% for Investor C), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.
3     Expenses are net of waiver, excluding interest expense and fees.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              19

Portfolio Information as of November 30, 2008

BlackRock California Insured Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................   67%
General Obligation Bonds ..............................................   27
Pre-refunded Bonds 1 ..................................................    6
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................................   46%
AA/Aa .................................................................   40
A/A ...................................................................   12
Not Rated .............................................................    2
--------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................   78%
Pre-refunded Bonds 1 ..................................................   18
Mutual Fund ...........................................................    4
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................................   33%
AA/Aa .................................................................   31
A/A ...................................................................    1
BBB/Baa ...............................................................    9
Not Rated .............................................................   22
Other 3 ...............................................................    4
--------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................   84%
General Obligation Bonds ..............................................    4
Pre-refunded Bonds1 ...................................................   12
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................................   28%
AA/Aa .................................................................   37
A/A ...................................................................   15
BBB/Baa ...............................................................   13
BB/Ba .................................................................    1
B/B ...................................................................    1
Not Rated .............................................................    5
--------------------------------------------------------------------------------

1     Backed by an escrow fund.
2 Using the higher of Standard & Poor's ("S&P's") or Moody's Investors Service ("Moody's") ratings.
3     Includes portfolio holdings in mutual funds.


20              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Portfolio Information (concluded)

BlackRock Pennsylvania Municipal Bond Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................   69%
General Obligation Bonds ..............................................   30
Pre-refunded Bonds 1 ..................................................    1
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................................   32%
AA/Aa .................................................................   43
A/A ...................................................................   15
BBB/Baa ...............................................................    8
BB/Ba .................................................................    1
Not Rated .............................................................    1
--------------------------------------------------------------------------------

BlackRock Intermediate Municipal Fund

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ...................................................   75%
General Obligation Bonds ..............................................   18
Mutual Funds ..........................................................    3
Pre-refunded Bonds 1 ..................................................    4
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's 2                                              Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ...............................................................   33%
AA/Aa .................................................................   33
A/A ...................................................................   10
BBB/Baa ...............................................................   13
BB/Ba .................................................................    1
Not Rated .............................................................   10
--------------------------------------------------------------------------------

1     Backed by an escrow fund.
2     Using the higher of S&P's or Moody's ratings.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              21

Schedule of Investments November 30, 2008 (Unaudited)
                                BlackRock California Insured Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
California -- 91.3%
----------------------------------------------------------------------------------------------------
Alameda, California, Public Financing Authority, Local
Agency Special Tax Revenue Bonds (Community
Facility Number 1), Series A, 7%, 8/01/19                           $ 3,750             $  3,750,150
----------------------------------------------------------------------------------------------------
Bakersfield, California, Wastewater Revenue Bonds,
Series A, 5%, 9/15/32 (a)                                            10,000                8,926,300
----------------------------------------------------------------------------------------------------
Bay Area Government Association, California, Tax
Allocation Revenue Refunding Bonds (California
Redevelopment Agency Pool), Series A,
6%, 12/15/24 (a)                                                        770                  778,655
----------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California, Toll Bridge Revenue
Refunding Bonds (San Francisco Bay Area), Series F,
5%, 4/01/31                                                           4,500                4,157,910
----------------------------------------------------------------------------------------------------
Butte-Glenn Community College District, California,
GO (Election of 2002), Series B, 4.85%,
8/01/29 (b)(c)                                                        2,355                  621,037
----------------------------------------------------------------------------------------------------
Cajon Valley, California, Unified Elementary School
District, GO (Election of 2000), Series E,
5%, 8/01/31 (a)                                                       2,665                2,470,535
----------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds, Series A:
     (Kaiser Permanente), 5.50%, 6/01/22 (a)(d)                      20,000               20,428,600
     (Sutter Health), 6.25%, 8/15/35                                  2,080                1,993,929
----------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
Revenue Refunding Bonds (Providence Health and
Services), Series C, 6.50%, 10/01/33                                  3,670                3,693,158
----------------------------------------------------------------------------------------------------
California State Department of Water Resources,
Water System Revenue Refunding Bonds (Central
Valley Project), Series AE, 5%, 12/01/28                              2,500                2,390,350
----------------------------------------------------------------------------------------------------
California State University, Systemwide Revenue
Bonds, Series A, 5%, 11/01/39 (a)                                     5,000                4,339,900
----------------------------------------------------------------------------------------------------
California Statewide Communities Development
Authority, Health Facility Revenue Bonds (Memorial
Health Services), Series A, 6%, 10/01/23                              2,475                2,434,237
----------------------------------------------------------------------------------------------------
California Statewide Communities Development
Authority Revenue Bonds:
     (Adventist), Series B, 5%, 3/01/37 (e)                           2,650                2,275,184
     (Sutter Health), Series D, 5.05%, 8/15/38 (a)                    2,500                2,213,125
----------------------------------------------------------------------------------------------------
Campbell, California, Union School District, GO
(Election of 2002), Series D, 5%, 8/01/35 (a)                         2,335                2,123,963
----------------------------------------------------------------------------------------------------
Contra Costa County, California, Public Financing
Authority, Lease Revenue Refunding Bonds (Various
Capital Facilities), Series A, 5.35%, 8/01/24 (b)                     5,585                5,572,825
----------------------------------------------------------------------------------------------------
Corona, California, COP, Refunding
(Corona Community) (f):
     8%, 3/01/10                                                      2,065                2,230,200
     8%, 3/01/11                                                      2,230                2,535,131
     8%, 3/01/12                                                      2,410                2,852,910
     8%, 3/01/13                                                      2,605                3,199,148
     8%, 3/01/14                                                      2,810                3,546,838
----------------------------------------------------------------------------------------------------
Duarte, California, Unified School District, Capital
Appreciation, GO (Election of 1998), Series E,
4.96%, 11/01/30 (a)(c)                                                4,805                1,187,027
----------------------------------------------------------------------------------------------------
Eureka, California, Unified School District, GO
(Election of 2002) (b)(c):
     5.18%, 8/01/29                                                   2,545                  659,410
     5.26%, 8/01/32                                                   2,760                  577,585
     5.27%, 8/01/35                                                   2,990                  507,044
----------------------------------------------------------------------------------------------------
Glendale, California, Unified School District, GO,
Series F, 5%, 9/01/28 (b)                                             2,000                1,887,160
----------------------------------------------------------------------------------------------------
Glendale, California, Water Revenue Bonds,
5%, 2/01/32 (a)                                                       6,825                6,279,956
----------------------------------------------------------------------------------------------------
Hollister, California, Joint Powers Finance Authority,
Wastewater Revenue Refunding Bonds (Refining and
Improvement Project), Series 1 (a):
     5%, 6/01/32                                                      6,330                5,654,779
     5%, 6/01/37                                                      5,000                4,370,200
----------------------------------------------------------------------------------------------------
Huntington Beach, California, Union High School
District, GO (Election of 2004) (b)(g):
     5.02%, 8/01/33 (c)                                               5,000                  974,100
     5%, 8/01/35                                                      3,000                2,672,280
----------------------------------------------------------------------------------------------------
La Quinta, California, Financing Authority, Local
Agency Revenue Bonds, Series A, 5.125%, 9/01/34 (h)                   6,000                4,834,740
----------------------------------------------------------------------------------------------------
Long Beach, California, Harbor Revenue Refunding
Bonds, AMT, Series B, 5.20%, 5/15/27 (b)                              3,445                2,965,732
----------------------------------------------------------------------------------------------------
Los Angeles, California, COP (Sonnenblick Del Rio
West Los Angeles), 6.20%, 11/01/31 (h)                                4,000                4,027,320
----------------------------------------------------------------------------------------------------
Los Angeles, California, Harbor Department Revenue
Refunding Bonds, 7.60%, 10/01/18 (b)(d)                               3,820                4,463,555
----------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the list on the right.

AMT     Alternative Minimum Tax (subject to)
CABS    Capital Appreciation Bonds
COP     Certificates of Participation
EDA     Economic Development Authority
EDR     Economic Development Revenue Bonds
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
PCR     Pollution Control Revenue Bonds
S/F     Single-Family
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.


22              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                               BlackRock California Insured Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
California (continued)
----------------------------------------------------------------------------------------------------
Los Angeles, California, Wastewater System Revenue
Refunding Bonds, Series A, 5%, 6/01/32 (b)                          $ 4,000             $  3,620,640
----------------------------------------------------------------------------------------------------
Los Angeles, California, Water and Power Revenue
Bonds (Power System), Sub-Series A-1,
5%, 7/01/35 (a)                                                       2,000                1,789,300
----------------------------------------------------------------------------------------------------
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue
Refunding Bonds:
     Proposition A, First Tier Senior-Series A,
     5%, 7/01/35 (h)                                                  4,000                3,603,640
     Proposition C, VRDN, Second Senior Series A,
     7%, 7/01/20 (b)(i)(j)                                           20,000               20,000,000
----------------------------------------------------------------------------------------------------
Los Angeles County, California, Sanitation Districts
Financing Authority, Revenue Refunding Bonds
(Capital Projects -- District Number 14), Sub-Series B,
5%, 10/01/29 (b)(f)                                                   3,000                2,613,420
----------------------------------------------------------------------------------------------------
Los Gatos, California, Unified School District, GO
(Election of 2001), Series C, 5%, 8/01/30 (b)(g)                      4,275                3,934,838
----------------------------------------------------------------------------------------------------
Los Rios, California, Community College District, GO
(Election of 2002), Series B, 5%, 8/01/27 (b)                         2,000                1,884,040
----------------------------------------------------------------------------------------------------
Madera, California, Unified School District, GO
(Election 2002), 5%, 8/01/28 (a)                                      2,220                2,074,745
----------------------------------------------------------------------------------------------------
Montebello, California, Unified School District, GO
(Election of 1998), 5.02%, 8/01/28 (b)(c)(g)                          2,355                  658,858
----------------------------------------------------------------------------------------------------
Murrieta Valley, California, Unified School District,
Public Financing Authority, Special Tax Revenue
Bonds, Series A, 5.125%, 9/01/26 (e)                                  5,500                4,772,240
----------------------------------------------------------------------------------------------------
Oakland, California, Sewer Revenue Bonds, Series A,
5%, 6/15/28 (a)                                                       3,565                3,304,719
----------------------------------------------------------------------------------------------------
Palm Springs, California, Financing Authority, Lease
Revenue Refunding Bonds (Convention Center
Project), Series A, 5.50%, 11/01/29 (b)                               1,500                1,343,835
----------------------------------------------------------------------------------------------------
Palomar Pomerado Health Care District, California, GO
(Election of 2004), Series A, 5.125%, 8/01/37 (b)                     1,850                1,715,209
----------------------------------------------------------------------------------------------------
Peralta, California, Community College District, GO:
     (Election of 2000), Series C, 5%, 8/01/29 (b)                    5,485                5,154,803
     (Election of 2007), Series B, 5%, 8/01/37 (a)                    2,000                1,803,240
----------------------------------------------------------------------------------------------------
Port of Oakland, California, Revenue Bonds, AMT,
Series K (b)(i):
     5.75%, 11/01/16                                                  3,100                3,000,924
     5.875%, 11/01/17                                                 2,290                2,208,018
----------------------------------------------------------------------------------------------------
Port of Oakland, California, Revenue Refunding Bonds,
AMT, Series L, 5.375%, 11/01/27 (b)(g)                               12,710               10,099,493
----------------------------------------------------------------------------------------------------
Rancho Santiago, California, Community College
District, GO, 5.125%, 9/01/29 (a)                                     5,000                4,914,950
----------------------------------------------------------------------------------------------------
Riverside, California, Unified School District, GO
(Election of 2001), Series B, 5%, 8/01/30 (b)                         4,295                3,903,339
----------------------------------------------------------------------------------------------------
Sacramento, California, Unified School District, GO
(Election of 2002) (b):
     5%, 7/01/27                                                      3,400                3,237,684
     5%, 7/01/30                                                      9,230                8,562,486
----------------------------------------------------------------------------------------------------
Sacramento County, California, Airport System
Revenue Bonds, Senior Series A, 5%, 7/01/32 (a)                       5,675                5,068,343
----------------------------------------------------------------------------------------------------
Sacramento County, California, Sanitation District
Financing Authority, Revenue Bonds (Sacramento
Regional County Sanitation District),
5%, 12/01/36 (g)                                                      7,600                6,725,772
----------------------------------------------------------------------------------------------------
Saddleback Valley, California, Unified School District,
GO, 5%, 8/01/29 (a)                                                   1,820                1,716,879
----------------------------------------------------------------------------------------------------
San Diego, California, Certificates of Undivided
Interest, Water Utility Fund, Net System Revenue
Bonds, 5%, 8/01/21 (b)(g)                                             5,000                4,853,000
----------------------------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A (a):
     5%, 5/01/27                                                      5,000                4,674,050
     5%, 5/01/31                                                      4,000                3,605,800
----------------------------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Refunding Bonds, COP, Series A,
5%, 5/01/33 (a)                                                       4,250                3,748,203
----------------------------------------------------------------------------------------------------
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds,
5.125%, 7/01/36 (h)                                                     345                  319,587
----------------------------------------------------------------------------------------------------
San Francisco, California, City and County Airport
Commission, International Airport Revenue Refunding
Bonds, AMT, 2nd Series, 6.75%, 5/01/19                                1,575                1,604,169
----------------------------------------------------------------------------------------------------
San Francisco, California, City and County Airport
Commission, International Airport, Special Facilities
Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
Series A, 6.10%, 1/01/20 (a)                                          1,250                1,180,475
----------------------------------------------------------------------------------------------------
San Jose-Evergreen, California, Community College
District, GO (Election of 2004), Series B,
5.50%, 9/01/31 (a)(c)                                                 5,000                1,226,800
----------------------------------------------------------------------------------------------------
San Juan, California, Unified School District, GO
(Election of 2002), 5%, 8/01/28 (b)                                   3,500                3,219,895
----------------------------------------------------------------------------------------------------
San Mateo County, California, Community College
District, GO (Election of 2005), Series B,
4.549%, 9/01/23 (b)(c)                                                6,720                2,777,174
----------------------------------------------------------------------------------------------------
San Mateo County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds (Capital Projects),
Series A, 5.125%, 7/15/28 (a)                                         2,240                2,088,845
----------------------------------------------------------------------------------------------------
San Mateo County, California, Joint Powers Financing
Authority, Lease Revenue Refunding Bonds (Youth
Services Campus), Series A, 5%, 7/15/33                               1,575                1,393,859
----------------------------------------------------------------------------------------------------
Santa Margarita, California, Water District, Special Tax
Refunding Bonds (Community Facilities District
Number 99), Series 1, 6.20%, 9/01/20                                  1,230                1,076,853
----------------------------------------------------------------------------------------------------
Santa Monica, California, Redevelopment Agency, Tax
Allocation Bonds (Earthquake Recovery
Redevelopment Project), 6%, 7/01/09 (f)(h)                            4,000                4,159,600
----------------------------------------------------------------------------------------------------
Santa Rosa, California, High School District, GO
(Election of 2002), 5%, 8/01/28 (b)                                   1,000                  919,970
----------------------------------------------------------------------------------------------------
Sonoma County, California, Junior College District, GO
(Election of 2002), Refunding, Series B,
5%, 8/01/28 (a)                                                       6,700                6,392,738
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              23

                               BlackRock California Insured Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
California (concluded)
----------------------------------------------------------------------------------------------------
South Tahoe, California, Joint Powers Financing
Authority, Lease Revenue Refunding Bonds,
5.125%, 10/01/25 (b)                                                $ 4,865             $  4,244,469
----------------------------------------------------------------------------------------------------
Southern California HFA, S/F Mortgage Revenue
Bonds, AMT, Series A, 5.80%, 12/01/49 (k)(l)(m)                       2,900                2,691,374
----------------------------------------------------------------------------------------------------
Stockton, California, Public Financing Authority, Water
Revenue Bonds (Water System Capital Improvement
Projects), Series A, 5%, 10/01/31 (b)                                 1,400                1,260,742
----------------------------------------------------------------------------------------------------
Tamalpais, California, Union High School District, GO
(Election of 2006), 5%, 8/01/29 (b)                                   4,600                4,339,364
----------------------------------------------------------------------------------------------------
Turlock, California, Public Finance Authority, Sewer
Revenue Bonds, Series A, 5%, 9/15/26 (b)(g)                           1,650                1,530,458
----------------------------------------------------------------------------------------------------
Wasco, California, Union High School District, GO,
Series A (e):
     5%, 8/01/31                                                      1,005                  917,203
     5%, 8/01/32                                                      1,085                  981,665
----------------------------------------------------------------------------------------------------
West Contra Costa, California, Unified School
District, GO (Election of 2005), Series B,
5.625%, 8/01/35 (n)                                                   5,000                4,982,450
                                                                                        ------------
                                                                                         295,495,131
====================================================================================================

====================================================================================================
Puerto Rico -- 1.4%
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, 5.70%, 7/01/20 (b)                                         5,000                4,629,500
----------------------------------------------------------------------------------------------------
Total Municipal Bonds -- 92.7%                                                           300,124,631
====================================================================================================

Municipal Bonds Transferred to                                        Par
Tender Option Bond Trusts (o)                                        (000)                  Value
====================================================================================================
California -- 5.2%
----------------------------------------------------------------------------------------------------
Alameda County, California, Joint Powers Authority,
Lease Revenue Refunding Bonds, 5%, 12/01/34 (a)                     $ 1,200             $  1,060,476
----------------------------------------------------------------------------------------------------
San Diego County, California, Water Authority, Water
Revenue Bonds, COP, Series A, 5%, 5/01/30 (a)                         7,350                6,675,564
----------------------------------------------------------------------------------------------------
San Francisco, California, Bay Area Rapid Transit
District, Sales Tax Revenue Refunding Bonds, Series A,
5%, 7/01/30 (b)                                                       5,270                4,876,436
----------------------------------------------------------------------------------------------------
Vista, California, Unified School District, GO, Series A,
5%, 8/01/25 (a)                                                       4,199                4,097,933
----------------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts -- 5.2%                                                         16,710,409
====================================================================================================

====================================================================================================
Mutual Fund                                                          Shares
====================================================================================================
BlackRock California Insured Municipal 2008 Term
Trust, Inc. (p)                                                      68,500                1,025,445
----------------------------------------------------------------------------------------------------
Total Mutual Fund -- 0.3%                                                                  1,025,445
====================================================================================================
Total Long-Term Investments
(Cost $343,121,231) -- 98.2%                                                             317,860,485
====================================================================================================

====================================================================================================
Short-Term Securities
====================================================================================================
CMA California Municipal Money Fund,
0.51% (p)(q)                                                     12,518,638               12,518,638
----------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $12,518,638) -- 3.9%                                                             12,518,638
====================================================================================================
Total Investments (Cost -- $355,639,869*) -- 102.1%                                      330,379,123

Other Assets Less Liabilities -- 1.3%                                                      4,303,056

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (3.4)%                                              (11,008,236)
                                                                                        ------------

Net Assets -- 100.0%                                                                    $323,673,943
                                                                                        ============

See Notes to Financial Statements.


24              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (concluded)
                                BlackRock California Insured Municipal Bond Fund

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 344,495,518
                                                                  =============
      Gross unrealized appreciation ..........................    $   3,900,252
      Gross unrealized depreciation ..........................      (28,950,170)
                                                                  -------------
      Net unrealized depreciation ............................    $ (25,049,918)
                                                                  =============

(a)   FSA Insured.
(b)   MBIA Insured.
(c) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)   Assured Guaranty Insured.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)   FGIC Insured.
(h)   AMBAC Insured.
(i) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(j) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(k)   FHLMC Collateralized.
(l)   FNMA Collateralized.
(m)   GNMA Collateralized.
(n)   BHAC Insured.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                        Net
                                      Purchase       Sale   Realized
      Affiliate                         Cost         Cost     Gain       Income
      --------------------------------------------------------------------------
      BlackRock California
        Insured Municipal
      2008 Term Trust, Inc.                  --       --       --       $ 11,893
      CMA California Municipal
        Money Fund                   $3,225,962       --       --       $126,774
      --------------------------------------------------------------------------

(q) Represents the current yield as of report date.

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o     Level  1  --  price  quotations  in  active   markets/exchanges  for
            identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ..................................................   $ 13,544,083
      Level 2 ..................................................    316,835,040
      Level 3 ..................................................             --
      --------------------------------------------------------------------------
      Total                                                        $330,379,123
                                                                   ============

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              25

Schedule of Investments November 30, 2008 (Unaudited)
                                           BlackRock Florida Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
California -- 2.6%
----------------------------------------------------------------------------------------------------
Los Angeles County, California, Metropolitan
Transportation Authority, Sales Tax Revenue Refunding
Bonds, Proposition C, VRDN, Second Senior Series A,
7%, 7/01/20 (a)(b)(c)                                                $2,000             $  2,000,000
====================================================================================================

====================================================================================================
Florida -- 83.8%
----------------------------------------------------------------------------------------------------
Altamonte Springs, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health Systems --
Sunbelt), 7%, 10/01/14 (d)                                            1,095                1,329,352
----------------------------------------------------------------------------------------------------
Ballantrae, Florida, Community Development District,
Capital Improvement Revenue Bonds, 6%, 5/01/35                        1,195                  892,294
----------------------------------------------------------------------------------------------------
Broward County, Florida, HFA, S/F Mortgage
Revenue Refunding Bonds, AMT, Series E,
5.90%, 10/01/39 (e)(f)(g)                                             1,000                  948,340
----------------------------------------------------------------------------------------------------
Broward County, Florida, School Board, COP, Series A,
5.25%, 7/01/33 (h)                                                    1,200                1,092,144
----------------------------------------------------------------------------------------------------
Capital Trust Agency, Florida, Air Cargo Revenue
Bonds, AMT, 6.25%, 1/01/19                                              535                  456,890
----------------------------------------------------------------------------------------------------
Citrus County, Florida, Hospital Board Revenue
Refunding Bonds (Citrus Memorial Hospital):
     6.25%, 8/15/23                                                     865                  791,795
     6.375%, 8/15/32                                                  1,500                1,290,480
----------------------------------------------------------------------------------------------------
Cypress Lakes, Florida, Community Development
District, Special Assessment Bonds, Series A,
6%, 5/01/34                                                           1,000                  749,470
----------------------------------------------------------------------------------------------------
Fiddlers Creek, Florida, Community Development
District Number 2, Special Assessment Revenue
Bonds, Series A, 6.375%, 5/01/35                                      1,500                1,038,240
----------------------------------------------------------------------------------------------------
Florida HFA, Homeowner Mortgage Revenue Bonds,
AMT, Series 3, 6.35%, 7/01/28 (a)(i)                                    820                  838,770
----------------------------------------------------------------------------------------------------
Florida Housing Finance Corporation, Homeowner
Mortgage Revenue Refunding Bonds, AMT, Series 4,
6.25%, 7/01/22 (h)                                                      400                  408,004
----------------------------------------------------------------------------------------------------
Florida State Board of Education, Lottery Revenue
Bonds, Series B, 6.25%, 7/01/10 (j)(k)                                5,000                5,397,700
----------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds (JetBlue Airways Corp.),
AMT, 6.375%, 11/15/26                                                 1,000                  642,580
----------------------------------------------------------------------------------------------------
Harbor Bay, Florida, Community Development District,
Capital Improvement Special Assessment Revenue
Bonds, Series A, 7%, 5/01/33                                            960                  821,357
----------------------------------------------------------------------------------------------------
Heritage Harbour North Community Development
District, Florida, Capital Improvement Bonds,
6.375%, 5/01/38                                                         500                  346,195
----------------------------------------------------------------------------------------------------
Hillsborough County, Florida, Aviation Authority
Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (l)                     1,310                1,030,092
----------------------------------------------------------------------------------------------------
Hillsborough County, Florida, IDA, Exempt Facilities
Revenue Bonds (National Gypsum Company), AMT:
     Series A, 7.125%, 4/01/30                                        1,000                  627,310
     Series B, 7.125%, 4/01/30                                        1,750                1,097,512
----------------------------------------------------------------------------------------------------
Hillsborough County, Florida, IDA, PCR, Refunding
(Tampa Electric Company Project), Series A,
5.65%, 5/15/18                                                          400                  374,972
----------------------------------------------------------------------------------------------------
Jacksonville Electric Authority, Florida, Saint John's
River Power Park System Revenue Bonds, Issue Three,
Series 2, 5%, 10/01/37                                                  575                  507,972
----------------------------------------------------------------------------------------------------
Jacksonville, Florida, Economic Development
Commission, Health Care Facilities Revenue Bonds
(Mayo Clinic -- Jacksonville):
     Series A, 5.50%, 11/15/36                                        1,000                  859,290
     Series A, 5.50%, 11/15/36 (a)                                    1,000                  859,290
     Series B, 5.50%, 11/15/36 (a)                                      410                  352,309
     Series B, 5.50%, 11/15/36                                        2,000                1,718,580
----------------------------------------------------------------------------------------------------
Jacksonville, Florida, Economic Development
Commission, IDR (Metropolitan Parking Solutions
Project), AMT, 5.875%, 6/01/31 (m)                                    2,050                1,694,346
----------------------------------------------------------------------------------------------------
Jacksonville, Florida, Guaranteed Entitlement
Revenue Refunding and Improvement Bonds,
5.25%, 10/01/32 (a)(k)                                                1,200                1,115,220
----------------------------------------------------------------------------------------------------
Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Baptist Medical Center
Project), 5%, 8/15/37 (h)                                             1,000                  857,700
----------------------------------------------------------------------------------------------------
Jacksonville, Florida, Port Authority Revenue Bonds,
AMT, 6%, 11/01/38 (l)                                                 1,170                1,017,584
----------------------------------------------------------------------------------------------------
Lee County, Florida, HFA, S/F Mortgage Revenue
Bonds (Multi-County Program), AMT, Series A-2,
6%, 9/01/40 (e)(f)(g)                                                 1,000                  982,590
----------------------------------------------------------------------------------------------------
Manatee County, Florida, HFA, Homeowner Revenue
Bonds, AMT, Series A, 5.90%, 9/01/40 (e)(f)(g)                          750                  682,410
----------------------------------------------------------------------------------------------------
Martin County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Martin Memorial Medical
Center), Series A, 5.875%, 11/15/12 (j)                               2,320                2,612,714
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue Bonds,
AMT, Series A, 5%, 10/01/33 (h)                                       1,435                1,073,366
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Aviation Revenue
Refunding Bonds (Miami International Airport),
AMT, Series A, 5.50%, 10/01/41 (h)                                    1,400                1,097,376
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Expressway Authority,
Toll System Revenue Bonds, Series B,
5.25%, 7/01/26 (a)(k)                                                 2,495                2,384,521
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Bonds, AMT, Series A,
5.55%, 10/01/49 (e)(f)(g)                                             1,000                  859,460
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, School Board, COP,
Refunding, Series B, 5.25%, 5/01/30 (l)                                 815                  748,227
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, Solid Waste System
Revenue Bonds, 5.25%, 10/01/30 (a)                                    1,250                1,123,988
----------------------------------------------------------------------------------------------------
Middle Village Community Development District, Florida,
Special Assessment Bonds, Series A, 6%, 5/01/35                       1,000                  691,690
----------------------------------------------------------------------------------------------------
Midtown Miami, Florida, Community Development
District, Special Assessment Revenue Bonds, Series A,
6.25%, 5/01/37                                                        1,000                  648,310
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


26              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (continued)        BlackRock Florida Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Florida (concluded)
----------------------------------------------------------------------------------------------------
Oak Creek, Florida, Community Development District,
Special Assessment Bonds, 5.80%, 5/01/35                              $ 960             $    662,640
----------------------------------------------------------------------------------------------------
Orange County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Orlando Regional
Healthcare), 6%, 12/01/12 (j)                                         2,705                3,037,147
----------------------------------------------------------------------------------------------------
Orlando, Florida, Urban Community Development
District, Capital Improvement Special
Assessment Bonds:
     6.25%, 5/01/34                                                   1,000                  700,830
     Series A, 6.95%, 5/01/11 (j)                                       930                1,022,786
----------------------------------------------------------------------------------------------------
Osceola County, Florida, Tourist Development Tax
Revenue Bonds, Series A, 5.50%, 10/01/27 (a)(k)                         925                  833,592
----------------------------------------------------------------------------------------------------
Palm Beach County, Florida, School Board, COP,
Series A, 5%, 8/01/31 (h)                                             1,000                  899,710
----------------------------------------------------------------------------------------------------
Park Place Community Development District, Florida,
Special Assessment Revenue Bonds:
     6.75%, 5/01/10 (j)                                                 500                  536,410
     6.375%, 5/01/34                                                    980                  736,156
----------------------------------------------------------------------------------------------------
Pasco County, Florida, Health Facilities Authority, Gross
Revenue Bonds (Adventist Health System -- Sunbelt),
7%, 10/01/14 (d)                                                      2,080                2,461,784
----------------------------------------------------------------------------------------------------
Saint Johns County, Florida, Sales Tax Revenue Bonds,
Series A, 5.25%, 10/01/28 (n)                                         1,000                  927,810
----------------------------------------------------------------------------------------------------
Saint Johns County, Florida, Water and Sewer Revenue
Bonds, CABS, 5.368%, 6/01/32 (n)(o)                                   2,295                  486,356
----------------------------------------------------------------------------------------------------
Santa Rosa County, Florida, School Board, COP,
Refunding, Series 2, 5.25%, 2/01/26 (a)(k)                            2,000                1,737,800
----------------------------------------------------------------------------------------------------
South Kendall, Florida, Community Development
District, Special Assessment Bonds, Series A,
5.90%, 5/01/35                                                          955                  699,079
----------------------------------------------------------------------------------------------------
South Lake County, Florida, Hospital District Revenue
Bonds (South Lake Hospital Inc.):
     5.80%, 10/01/34                                                  1,000                  768,880
     6.375%, 10/01/34                                                   995                  808,378
----------------------------------------------------------------------------------------------------
Suncoast Community Development District, Florida,
Capital Improvement Revenue Bonds, Series A,
5.875%, 5/01/34                                                         590                  434,494
----------------------------------------------------------------------------------------------------
University of Central Florida Athletics Association Inc.,
COP, Series A, 5.25%, 10/01/34 (a)(k)                                 2,860                2,242,926
----------------------------------------------------------------------------------------------------
University of Central Florida, COP (UCF Convocation
Center), Series A, 5%, 10/01/35 (a)(k)                                1,600                1,006,864
----------------------------------------------------------------------------------------------------
Vista Lakes Community Development District, Florida,
Capital Improvement Revenue Bonds, Series A,
6.75%, 5/01/12 ( (j)                                                  1,405                1,565,493
----------------------------------------------------------------------------------------------------
Volusia County, Florida, IDA, Student Housing Revenue
Bonds (Stetson University Project), Series A,
5%, 6/01/35 (p)                                                       1,000                  731,100
----------------------------------------------------------------------------------------------------
Watergrass Community Development District, Florida,
Special Assessment Revenue Bonds, Series B,
5.125%, 11/01/14                                                      1,000                  776,460
                                                                                        ------------
                                                                                          65,137,135
====================================================================================================

====================================================================================================
Puerto Rico -- 4.0%
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/44                                                           2,200                1,904,298
----------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds
(Cogeneration Facility -- AES Puerto Rico Project),
AMT, 6.625%, 6/01/26                                                  1,365                1,189,325
                                                                                        ------------
                                                                                           3,093,623
====================================================================================================
Total Municipal Bonds -- 90.4%                                                            70,230,758
====================================================================================================

====================================================================================================
Municipal Bonds Transferred to
Tender Option Bond Trusts (q)
====================================================================================================
Florida -- 6.6%
----------------------------------------------------------------------------------------------------
South Broward, Florida, Hospital District, Hospital
Revenue Bonds, 5.625%, 5/01/32 (a)                                    4,640                5,164,413
----------------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts -- 6.6%                                     4,640                5,164,413
====================================================================================================

====================================================================================================
Mutual Fund                                                          Shares
====================================================================================================
BlackRock Florida Insured Municipal 2008
Term Trust (r)                                                      211,000                3,152,340
----------------------------------------------------------------------------------------------------
Total Mutual Fund -- 4.0%                                                                  3,152,340
====================================================================================================
Total Long-Term Investments
(Cost -- $85,866,428) -- 101.0%                                                           78,547,511
====================================================================================================

====================================================================================================
Short-Term Securities
====================================================================================================
CMA Florida Municipal Money Fund, 0.84% (r)(s)                      516,894                  516,894
----------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $516,894) -- 0.7%                                                                   516,894
====================================================================================================
Total Investments (Cost -- $89,383,322*) -- 101.7%                                        79,064,405

Other Assets Less Liabilities -- 1.3%                                                        986,324

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (3.0)%                                               (2,324,746)
                                                                                        ------------
Net Assets -- 100.0%                                                                    $ 77,725,983
                                                                                        ============


See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              27

Schedule of Investments (concluded)        BlackRock Florida Municipal Bond Fund

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 87,589,010
                                                                   ============
      Gross unrealized appreciation ...........................    $  1,977,545
      Gross unrealized depreciation ...........................     (12,822,150)
                                                                   ------------
      Net unrealized depreciation .............................    $(10,844,605)
                                                                   ============

(a)   MBIA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(d)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(e)   FNMA Collateralized.
(f)   FHLMC Collateralized.
(g)   GNMA Collateralized.
(h)   FSA Insured.
(i)   FHA Insured.
(j) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k)   FGIC Insured.
(l)   Assured Guaranty Insured.
(m)   ACA Insured.
(n)   AMBAC Insured.
(o) Represents a zero-coupon bond. Rate shown reflects the effective yield at time of purchase.
(p)   CIFG Insured.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                        Purchase      Sales  Realized
      Affiliate                           Cost        Cost     Gain       Income
      --------------------------------------------------------------------------
      BlackRock Florida Insured
        Municipal 2008
        Term Trust                           --        --       --       $ 6,330
      CMA Florida Municipal
        Money Fund                     $511,067        --       --       $10,809
      --------------------------------------------------------------------------

(s) Represents the current yield as of report date.

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o     Level  1  --  price  quotations  in  active   markets/exchanges  for
            identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ....................................................   $ 3,669,234
      Level 2 ....................................................    75,395,171
      Level 3 ....................................................            --
      --------------------------------------------------------------------------
      Total                                                          $79,064,405
                                                                     ===========

See Notes to Financial Statements.


28              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments November 30, 2008 (Unaudited)
                                        BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
New Jersey -- 81.0%
----------------------------------------------------------------------------------------------------
Burlington County, New Jersey, Bridge Commission,
EDR, Refunding (The Evergreens Project),
5.625%, 1/01/38                                                     $ 1,850             $  1,217,022
----------------------------------------------------------------------------------------------------
Camden County, New Jersey, Pollution Control
Financing Authority, Solid Waste Resource Recovery,
Revenue Refunding Bonds, AMT:
     Series A, 7.50%, 12/01/10                                          340                  340,425
     Series B, 7.50%, 12/01/09                                           25                   25,042
----------------------------------------------------------------------------------------------------
Cape May Point, New Jersey, GO, 5.70%, 3/15/13                          750                  776,505
----------------------------------------------------------------------------------------------------
Delaware River Joint Toll Bridge Commission of
New Jersey and Pennsylvania, Bridge Revenue
Refunding Bonds, 5%, 7/01/24                                          2,450                2,312,922
----------------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey Revenue Bonds, 5.75%, 1/01/26 (a)                         15,000               15,030,450
----------------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey, Revenue Refunding Bonds (Port District
Project), Series A, 5.20%, 1/01/27 (a)                                  350                  335,877
----------------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey,
Capital Appreciation Revenue Bonds, Series B,
5.24%, 11/01/27 (a)(b)                                                4,135                1,343,379
----------------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey, Open
Space and Farmland Preservation Revenue Bonds,
Series A (a):
     5.80%, 11/01/22                                                  1,640                1,724,919
     5.75%, 11/01/28                                                  2,080                2,188,971
----------------------------------------------------------------------------------------------------
Garden State Preservation Trust of New Jersey
Revenue Bonds, Series B, 5.17%, 11/01/24 (a)(b)                      10,000                4,041,900
----------------------------------------------------------------------------------------------------
Gloucester County, New Jersey, Improvement
Authority, Lease Revenue Bonds, Series A,
5%, 7/15/23 (c)                                                         250                  244,655
----------------------------------------------------------------------------------------------------
Hopatcong Boro, New Jersey, GO, 5.75%,
8/01/13 (d)(e)                                                        1,300                1,482,195
----------------------------------------------------------------------------------------------------
Knowlton Township, New Jersey, Board of Education,
GO, 6.60%, 8/15/11                                                      169                  186,425
----------------------------------------------------------------------------------------------------
Middlesex County, New Jersey, COP, Refunding,
5%, 8/01/22 (c)                                                         200                  194,770
----------------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement Authority,
County-Guaranteed Revenue Bonds (Golf Course
Projects), 5.25%, 6/01/26                                             1,705                1,721,214
----------------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement
Authority Revenue Bonds (New Brunswick Apartments
Rental Housing), AMT, 5.15%, 2/01/24 (f)                              2,965                2,572,375
----------------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Improvement Authority,
Senior Revenue Bonds (Heldrich Center Hotel/
Conference Project), Series A, 5%, 1/01/15                            1,000                  835,300
----------------------------------------------------------------------------------------------------
Middlesex County, New Jersey, Pollution Control
Financing Authority, Revenue Refunding Bonds
(Amerada Hess Corporation), 6.05%, 9/15/34                            1,000                  778,960
----------------------------------------------------------------------------------------------------
New Jersey EDA, Cigarette Tax Revenue Bonds:
     5.625%, 6/15/19                                                    520                  423,462
     5.75%, 6/15/29                                                     790                  568,642
     5.75%, 6/15/29 (g)                                               1,000                  774,820
     5.50%, 6/15/31 (h)                                                 125                   85,756
     5.75%, 6/15/34                                                   3,845                2,674,351
----------------------------------------------------------------------------------------------------
New Jersey EDA, EDR (Masonic Charity Foundation
of New Jersey):
     5.25%, 6/01/24                                                     875                  786,494
     5.25%, 6/01/32                                                     500                  422,570
----------------------------------------------------------------------------------------------------
New Jersey EDA, EDR, Refunding:
     (Burlington Coat Factory), 6.125%, 9/01/10                          80                   80,062
     (Kapkowski Road Landfill Reclamation
     Improvement District Project), 6.50%, 4/01/28                    2,500                1,997,050
     (The Seeing Eye, Inc. Project), 5%, 12/01/24 (e)                 6,500                6,373,705
----------------------------------------------------------------------------------------------------
New Jersey EDA, EDR (The Seeing Eye, Inc.),
6.20%, 12/01/09 (d)                                                   3,000                3,200,310
----------------------------------------------------------------------------------------------------
New Jersey EDA, First Mortgage Revenue
   Bonds, Series A:
     (Lions Gate Project), 5.875%, 1/01/37                            1,000                  677,160
     (The Presbyterian Home), 6.375%, 11/01/31                        1,330                  989,453
----------------------------------------------------------------------------------------------------
New Jersey EDA, First Mortgage Revenue
Refunding Bonds, Series A:
     (Fellowship Village), 5.30%, 1/01/10                               585                  575,096
     (The Winchester Gardens at Ward Homestead
     Project), 5.80%, 11/01/31                                        1,500                1,121,535
----------------------------------------------------------------------------------------------------
New Jersey EDA, IDR, Refunding (Newark Airport
Marriott Hotel), 7%, 10/01/14                                         1,250                1,186,975
----------------------------------------------------------------------------------------------------
New Jersey EDA, Motor Vehicle Surcharge
Revenue Bonds, Series A (c):
     4.95%, 7/01/21 (b)                                               1,675                  803,296
     5%, 7/01/29                                                      2,100                1,876,287
----------------------------------------------------------------------------------------------------
New Jersey EDA, PCR (Public Service Electric &
Gas Co.), AMT, Series A, 6.40%, 5/01/32 (c)                             100                   93,024
----------------------------------------------------------------------------------------------------
New Jersey EDA, Retirement Community Revenue
Bonds (Cedar Crest Village Inc. Facility), Series A,
7.25%, 11/15/11 (d)                                                     425                  478,580
----------------------------------------------------------------------------------------------------
New Jersey EDA, Retirement Community Revenue
Refunding Bonds (Seabrook Village, Inc.):
     5.25%, 11/15/26                                                  2,000                1,351,320
     5.25%, 11/15/36                                                    600                  369,858
----------------------------------------------------------------------------------------------------
New Jersey EDA, Revenue Bonds:
     (American Airlines Inc. Project), AMT,
     7.10%, 11/01/31                                                  1,075                  452,145
     (Motor Vehicle Commission), Series A,
     3.52%, 7/01/12 (b)(c)                                            4,000                3,473,280
     (Newark Downtown District Management
     Corporation), 5.125% 6/15/37                                       350                  239,918
     (Saint Barnabas Medical Center Project),
     Series A, 5.625%, 7/01/23 (b)(c)                                 4,000                1,641,080
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              29

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
New Jersey (continued)
----------------------------------------------------------------------------------------------------
New Jersey EDA, School Facilities Construction
Revenue Bonds:
     Series G, 5%, 9/01/13 (d)(e)                                   $ 2,500             $  2,771,550
     Series L, 5%, 3/01/30 (a)                                        1,700                1,600,159
     Series O, 5.25%, 3/01/23                                         1,590                1,600,653
     Series U, 5%, 9/01/37 (e)                                        1,000                  910,680
----------------------------------------------------------------------------------------------------
New Jersey EDA, Solid Waste Disposal Facilities
Revenue Bonds (Waste Management Inc.), AMT,
Series A, 5.30%, 6/01/15                                              2,000                1,698,900
----------------------------------------------------------------------------------------------------
New Jersey EDA, Special Facility Revenue Bonds
(Continental Airlines Inc. Project), AMT,
6.25%, 9/15/19                                                        3,000                1,829,190
----------------------------------------------------------------------------------------------------
New Jersey EDA, State Contract Revenue Refunding
Bonds (Economic Fund), Series A, 5.25%,
3/15/21 (b)(c)                                                        2,000                1,003,920
----------------------------------------------------------------------------------------------------
New Jersey EDA, Water Facilities Revenue Bonds
(New Jersey -- American Water Company, Inc. Project),
AMT, Series A:
     5.25%, 11/01/32 (e)                                              1,250                  931,587
     6.875%, 11/01/34 (i)                                               100                  101,178
----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Revenue Bonds:
     (Avalon at Hillsborough), AMT, Series A,
     6.625%, 7/01/35                                                    500                  363,115
     (Children's Specialized Hospital), Series A,
     5.50%, 7/01/36                                                     460                  338,712
     (Hunterdon Medical Center), Series A,
     5.25%, 7/01/25                                                     750                  614,040
     (Hunterdon Medical Center), Series A,
     5.125%, 7/01/35                                                  1,100                  796,829
     (Kennedy Health System), 5.50%, 7/01/21                          2,000                1,873,760
     (Kennedy Health System), 5.625%, 7/01/31                           455                  389,512
     (Meridian Health), Series I, 5%, 7/01/38 (g)                     1,925                1,723,221
     (Pascack Valley Hospital Association),
     6%, 7/01/13 (j)                                                    830                   27,805
     (RWJ Healthcare Corporation), Series B,
     5%, 7/01/25 (h)                                                    250                  191,407
     (Robert Wood Johnson University Hospital),
     5.75%, 7/01/25                                                   1,000                  924,470
     (South Jersey Hospital System), 6%, 7/01/12 (d)                  1,500                1,677,585
----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds:
     (Atlantic City Medical Center), 6.25%,
     7/01/12 (d)                                                        405                  451,680
     (Atlantic City Medical Center), 6.25%, 7/01/17                     505                  511,752
     (Bayshore Community Hospital), 5.125%,
     7/01/32 (h)                                                      1,500                1,073,820
     (Capital Health System Inc.), Series A, 5.75%,
     7/01/23                                                            600                  528,078
     (General Hospital Center at Passaic), 6.75%,
     7/01/19 (a)(k)                                                     125                  146,790
     (Hackensack University Medical Center), 5.25%,
     1/01/36 (g)                                                      3,600                3,317,148
     (Saint Barnabas Health Care System), Series A,
     5%, 7/01/29                                                      3,940                2,774,390
     (Saint Barnabas Health Care System), Series B,
     5.92%, 7/01/30 (b)                                               4,500                  718,515
----------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds (concluded):
     (Saint Barnabas Health Care System), Series B,
     5.72%, 7/01/36 (b)                                               7,360                  703,984
     (Saint Barnabas Health Care System), Series B,
     5.79%, 7/01/37 (b)                                               7,000                  608,230
     (South Jersey Hospital System), 5%, 7/01/36                      1,000                  760,970
     (South Jersey Hospital System), 5%, 7/01/46                      3,200                2,326,496
----------------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, Luxury Tax
Revenue Refunding Bonds (Convention Center),
5.50%, 3/01/21 (c)                                                      805                  791,484
----------------------------------------------------------------------------------------------------
New Jersey Sports and Exposition Authority, State
Contract Revenue Bonds, Series A, 5.50%,
3/01/10 (c)(d)                                                        5,000                5,157,281
----------------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority
Revenue Bonds:
     (Fairleigh Dickinson University), Series D, 5.25%,
     7/01/32 (l)                                                      2,800                1,875,244
     (Georgian Court College Project), Series C, 6.50%,
     7/01/13 (d)                                                        750                  877,935
     (Kean University), Series D, 5.25%, 7/01/13 (d)(i)                 250                  278,837
     (Montclair State University), Series F, 5%,
     7/01/11 (d)(i)                                                     500                  533,765
     (New Jersey Institute of Technology), Series G,
     5.25%, 7/01/19 (c)                                               1,000                1,011,280
     (Public Library Project Grant Issue), Series A,
     5.50%, 9/01/19 (e)                                               1,120                1,149,176
     (Richard Stockton College), Series F, 5%,
     7/01/31 (c)                                                        500                  432,460
     (Rider University), Series C, 5%, 7/01/37 (h)                    2,400                1,826,760
     (Rowan University), Series C, 5%, 7/01/14 (c)(d)                   650                  723,522
     (Rowan University), Series C, 5.125%,
     7/01/14 (c)(d)                                                     715                  800,471
----------------------------------------------------------------------------------------------------
New Jersey State Educational Facilities Authority,
Revenue Refunding Bonds:
     (College of New Jersey), Series D, 5%,
     7/01/35 (a)                                                      1,000                  916,180
     (Georgian Court University), Series D, 5%,
     7/01/33                                                            500                  394,170
     (Ramapo College), Series I, 4.25%, 7/01/36 (e)                     295                  210,674
     (Rowan University), Series B, 5%, 7/01/27 (g)                    1,250                1,214,575
     (Rowan University), Series B, 4.25%, 7/01/34 (i)                 1,950                1,454,680
     (Stevens Institute of Technology), Series A, 5%,
     7/01/34                                                          1,400                  998,018
     (William Paterson University), Series C, 5%,
     7/01/38 (g)                                                      3,200                2,941,120
----------------------------------------------------------------------------------------------------
New Jersey State, GO, 5.75%, 5/01/12                                  2,500                2,728,950
----------------------------------------------------------------------------------------------------
New Jersey State, GO, Refunding:
     Series H, 5.25%, 7/01/14                                         3,000                3,299,610
     Series N, 5.50%, 7/15/17 (c)(i)                                  3,000                3,311,040
----------------------------------------------------------------------------------------------------
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue Bonds, AMT,
Series A, 5.30%, 6/01/17 (e)                                             15                   14,557
----------------------------------------------------------------------------------------------------
New Jersey State Highway Authority, Garden State
Parkway, Senior General Revenue Refunding Bonds,
6.20%, 1/01/10 (k)                                                      545                  560,996
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


30              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
New Jersey (continued)
----------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue
Refunding Bonds, Series B (a):
     6.15%, 11/01/20                                                  $ 195             $    196,659
     6.25%, 11/01/26                                                    940                  944,503
----------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency Revenue Bonds, Series AA, 6.50%,
10/01/38                                                              2,250                2,295,608
----------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Bonds, AMT:
     Series U, 4.90%, 10/01/27                                        2,500                1,974,775
     Series U, 4.95%, 10/01/32                                          640                  486,323
     Series X, 4.85%, 4/01/16                                         2,000                2,003,780
----------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
AMT, Series T:
     4.65%, 10/01/32                                                  4,400                3,145,428
     4.70%, 10/01/37                                                  2,900                1,994,881
----------------------------------------------------------------------------------------------------
New Jersey State Transit Corporation, COP (Federal
Transit Administration Grants), Series A, 6.125%,
9/15/09 (d)(e)                                                        1,500                1,553,385
----------------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority
Revenue Bonds, Transportation System, Series A,
5.75%, 6/15/20                                                        2,820                2,987,762
----------------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Bonds:
     Series A, 4.75%, 12/15/37 (e)                                    3,000                2,494,290
     Series C, 5.05%, 12/15/35 (b)(e)                                 1,380                  233,358
     Series D, 5%, 6/15/20                                            1,230                1,221,132
----------------------------------------------------------------------------------------------------
New Jersey State Transportation Trust Fund Authority,
Transportation System Revenue Refunding Bonds,
Series B (c):
     6.50%, 6/15/10                                                   1,560                1,656,034
     6.50%, 6/15/10 (k)                                                 940                1,007,483
     6%, 12/15/11 (d)                                                 2,500                2,786,075
     5.50%, 12/15/21                                                  1,800                1,845,828
----------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Turnpike
Revenue Bonds:
     Series B, 5.15%, 1/01/35 (b)(e)                                  1,510                  929,783
     Series C, 5%, 1/01/30 (a)                                        2,500                2,380,925
----------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Turnpike
Revenue Refunding Bonds:
     Series A, 5%, 1/01/27 (c)(i)                                     1,000                  911,040
     Series C, 6.50%, 1/01/16                                            80                   88,850
     Series C, 6.50%, 1/01/16 (c)                                       545                  629,110
     Series C, 6.50%, 1/01/16 (k)                                       420                  479,392
     Series C, 6.50%, 1/01/16 (c)(k)                                  2,955                3,375,193
----------------------------------------------------------------------------------------------------
Newark, New Jersey, Health Care Facility Revenue
Refunding Bonds (New Community Urban Renewal),
Series A, 5.20%, 6/01/30 (m)(n)                                         930                  859,766
----------------------------------------------------------------------------------------------------
Newark, New Jersey, Housing Authority, Port
Authority -- Port Newark Marine Terminal, Additional
Rent-Backed Revenue Refunding Bonds (City of
Newark Redevelopment Projects), 4.375%,
1/01/37 (c)                                                           4,000                3,184,400
----------------------------------------------------------------------------------------------------
North Hudson Sewer Authority, New Jersey, Sewer
Revenue Refunding Bonds, Series A, 5.41%,
8/01/21 (b)(c)                                                        5,000                2,362,850
----------------------------------------------------------------------------------------------------
Old Bridge Township, New Jersey, Board of Education,
GO, 5%, 7/15/11 (c)(d)                                                  400                  430,112
----------------------------------------------------------------------------------------------------
Perth Amboy, New Jersey, GO (Convertible CABS),
Refunding (a)(o):
     4.50%, 7/01/35                                                   1,250                  875,575
     4.855%, 7/01/36                                                    300                  208,821
----------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Bonds:
     85th Series, 5.20%, 9/01/18                                      1,000                1,068,580
     93rd Series, 6.125%, 6/01/94                                     1,000                1,036,050
----------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Refunding Bonds, AMT,
147th Series, 4.75%, 4/15/37                                          5,000                3,559,150
----------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey, Special
Obligation Revenue Bonds (JFK International Air
Terminal LLC), AMT, Series 6 (c):
     6.25%, 12/01/09                                                  7,000                7,091,070
     6.25%, 12/01/11                                                  1,750                1,764,403
     5.75%, 12/01/22                                                  2,000                1,681,340
----------------------------------------------------------------------------------------------------
Salem County, New Jersey, Improvement Authority
Revenue Bonds (Finlaw State Office Building
Project), 5.375%, 8/15/28 (a)                                           605                  608,079
----------------------------------------------------------------------------------------------------
South Jersey Port Corporation of New Jersey, Revenue
Refunding Bonds, AMT, 5.20%, 1/01/23                                  1,500                1,288,170
----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Bonds,
7%, 6/01/13 (d)                                                       1,445                1,705,071
----------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corporation of
New Jersey, Asset-Backed Revenue Refunding
Bonds, Series 1A, 5%, 6/01/41                                         3,500                1,902,460
----------------------------------------------------------------------------------------------------
Union County, New Jersey, Improvement Authority,
Lease Revenue Bonds (Madison Redevelopment
Project), 5%, 3/01/25 (a)                                               500                  489,615
----------------------------------------------------------------------------------------------------
Union County, New Jersey, Utilities Authority, Senior
Lease Revenue Refunding Bonds (Ogden Martin
System of Union, Inc.), AMT, Series A, 5.50%,
6/01/10 (e)                                                           2,000                2,012,940
----------------------------------------------------------------------------------------------------
University of Medicine and Dentistry of New Jersey,
COP, 5%, 4/15/22 (e)                                                    250                  242,630
----------------------------------------------------------------------------------------------------
University of Medicine and Dentistry of New Jersey,
Revenue Bonds, Series A (e):
     5.125%, 12/01/22                                                   250                  245,468
     5.50%, 12/01/27                                                  1,030                  929,936
     5%, 12/01/31                                                     1,500                1,228,665
                                                                                        ------------
                                                                                         211,259,194
====================================================================================================

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              31

Schedule of Investments (continued)     BlackRock New Jersey Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Multi-State -- 4.4%
----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust (p)(q):
     6.625%, 6/30/49                                                $ 1,000             $  1,019,880
     7.60%, 11/30/50                                                  4,000                4,267,360
----------------------------------------------------------------------------------------------------
MuniMae TE Bond Subsidiary LLC (p)(q):
     6.875%, 6/30/49                                                  4,000                4,015,160
     7.75%, 6/30/50                                                   2,000                2,021,340
                                                                                        ------------
                                                                                          11,323,740
====================================================================================================

====================================================================================================
Guam -- 0.6%
----------------------------------------------------------------------------------------------------
Commonwealth of the Northern Mariana Islands,
Guam, GO, Series A:
     6.75%, 10/01/13 (d)                                                600                  695,844
     6.75%, 10/01/33                                                    150                  120,168
====================================================================================================
Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
5.875%, 7/01/35                                                       1,000                  719,360
                                                                                        ------------
                                                                                           1,535,372
====================================================================================================

====================================================================================================
Puerto Rico -- 10.3%
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/38                                                           2,000                1,771,740
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series B, 6%, 7/01/10 (d)                                      3,000                3,206,250
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Refunding Bonds, Series D, 5.375%, 7/01/12 (d)                        1,000                1,087,740
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Obligation Refunding Bonds,
Series A:
     5.375%, 10/01/16                                                 1,600                1,673,904
     5.50%, 10/01/17                                                  2,000                2,093,060
     5.50%, 10/01/18                                                  2,000                2,047,840
     5.50%, 10/01/19                                                  1,650                1,680,657
     5.50%, 10/01/20                                                  1,000                1,018,580
     5.375%, 10/01/24                                                 1,000                1,006,590
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement, GO:
     5.50%, 7/01/19 (a)                                               5,000                5,102,350
     Series A, 5.25%, 7/01/16 (d)                                       310                  352,300
----------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series HH, 5.25%, 7/01/10 (a)(d)                               1,170                1,245,746
----------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Refunding Bonds, Series SS, 5%, 7/01/25 (c)                           1,500                1,213,245
----------------------------------------------------------------------------------------------------
Puerto Rico Housing Financing Authority, Capital
Funding Program, Subordinate Revenue Refunding
Bonds, 5.125%, 12/01/27                                               1,600                1,478,320
----------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Medical and Environmental
Pollution Control Facilities Financing Authority,
Special Facilities Revenue Bonds (American
Airlines Inc.), Series A, 6.45%, 12/01/25                             1,345                  552,593
----------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency, GO, Series A,
5%, 8/01/21 (a)                                                       1,250                1,173,725
                                                                                        ------------
                                                                                          26,704,640
====================================================================================================

====================================================================================================
U.S. Virgin Islands -- 0.6%
----------------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker Project),
AMT, 6.50%, 7/01/21                                                   1,400                1,073,072
----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
5.875%, 7/01/22                                                         750                  541,170
                                                                                        ------------
                                                                                           1,614,242
====================================================================================================
Total Municipal Bonds -- 96.9%                                                           252,437,188
====================================================================================================

====================================================================================================
Municipal Bonds Transferred to
Tender Option Bond Trusts (r)
====================================================================================================
New Jersey -- 0.7%
----------------------------------------------------------------------------------------------------
New Jersey State Housing and Mortgage Finance
Agency, Capital Fund Program Revenue Bonds,
Series A, 4.70%, 11/01/25 (a)                                         2,175                1,910,673
----------------------------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts -- 0.7%                                                          1,910,673
====================================================================================================
Total Long-Term Investments
(Cost -- $280,865,123) -- 97.6%                                                          254,347,861
====================================================================================================

====================================================================================================
Short-Term Securities                                                Shares
====================================================================================================
CMA New Jersey Municipal Money Fund,
1.06% (s)(t)                                                      2,406,301                2,406,301
----------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $2,406,301) -- 0.9%                                                               2,406,301
====================================================================================================
Total Investments (Cost -- $283,271,424*) -- 98.5%                                       256,754,162

Other Assets Less Liabilities -- 1.9%                                                      4,998,747

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (0.4)%                                               (1,077,677)
                                                                                        ------------
Net Assets -- 100.0%                                                                    $260,675,232
                                                                                        ============

See Notes to Financial Statements.


32              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (concluded)     BlackRock New Jersey Municipal Bond Fund

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 281,906,247
                                                                  =============
      Gross unrealized appreciation ..........................    $   4,876,339
      Gross unrealized depreciation ..........................      (31,103,424)
                                                                  -------------
      Net unrealized depreciation ............................    $ (26,227,085)
                                                                  =============

(a)   FSA Insured.
(b) Represents a zero-coupon bond. The rate shown reflects the effective yield at the time of purchase.
(c)   MBIA Insured.
(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)   AMBAC Insured.
(f)   FNMA Collateralized.
(g)   Assured Guaranty Insured.
(h)   Radian Insured.
(i)   FGIC Insured.
(j)   Issuer filed for bankruptcy and/or is in default of interest payments.
(k)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(l)   ACA Insured.
(m)   FHA Insured.
(n)   GNMA Collateralized.
(o) Represents a step bond. The rate shown reflects the effective yield at the time of purchase.
(p) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(q) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(s)   Represents the current yield as of report date.
(t) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net
      Affiliate                                         Activity         Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund             (12,853,890)       $42,241
      --------------------------------------------------------------------------

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o     Level  1  --  price  quotations  in  active   markets/exchanges  for
            identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ...................................................   $  2,406,301
      Level 2 ...................................................    254,347,861
      Level 3 ...................................................             --
      --------------------------------------------------------------------------
      Total                                                         $256,754,162
                                                                    ============

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              33

Schedule of Investments November 30, 2008 (Unaudited)
                                      BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Pennsylvania -- 74.8%
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, GO, Refunding,
Series C-57, 5%, 11/01/21 (a)(b)                                    $ 5,875             $  5,898,676
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Hospital
Development Authority, Health Center Revenue
Bonds (University of Pittsburgh Medical Center
Health System), Series B, 6%, 7/01/25 (b)                             7,000                7,043,470
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Hospital
Development Authority, Revenue Refunding Bonds
(West Penn Allegheny Health System), Series A,
5.375%, 11/15/40                                                      3,120                1,729,915
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Commercial
Development Revenue Refunding Bonds (MPB
Associates Project), 7.70%, 12/01/13 (c)                              3,525                3,887,264
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds:
     5.50%, 11/01/16                                                  1,000                  864,790
     (USX Corporation), 6.10%, 7/15/20                                1,500                1,270,530
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, IDA, Lease Revenue
Refunding Bonds (Residential Resources Inc.
Project), 5.125%, 9/01/31                                               905                  640,034
----------------------------------------------------------------------------------------------------
Allegheny County, Pennsylvania, Residential Finance
Authority, S/F Mortgage Revenue Bonds, AMT,
Series TT, 5%, 5/01/35 (d)(e)                                           245                  185,399
----------------------------------------------------------------------------------------------------
Bradford County, Pennsylvania, IDA, Solid Waste
Disposal Revenue Refunding Bonds (International
Paper Company Project), AMT, Series B,
5.20%, 12/01/19                                                       1,000                  690,050
----------------------------------------------------------------------------------------------------
Bucks County, Pennsylvania, IDA, Retirement
Community Revenue Bonds (Ann's Choice Inc.),
Series A, 5.90%, 1/01/27                                                770                  546,939
----------------------------------------------------------------------------------------------------
Bucks County, Pennsylvania, IDA, Revenue
Refunding Bonds (Pennswood Village Project),
Series A, 6%, 10/01/12 (f)                                            1,000                1,128,240
----------------------------------------------------------------------------------------------------
Central Bucks School District, Pennsylvania, GO,
Refunding, 5%, 5/15/25                                                6,000                5,900,760
----------------------------------------------------------------------------------------------------
Chester County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (Aqua Pennsylvania, Inc. Project),
AMT, Series A, 5%, 2/01/40 (a)(b)                                     3,800                2,538,704
----------------------------------------------------------------------------------------------------
Coatesville, Pennsylvania, School District, GO,
5%, 8/01/25 (c)                                                      10,085                9,817,344
----------------------------------------------------------------------------------------------------
Dauphin County, Pennsylvania, General Authority,
Hospital Revenue Refunding Bonds (Hapsco
Group -- Western Pennsylvania Hospital Project),
Series B, 6.25%, 7/01/16 (b)(g)                                       1,000                1,114,990
----------------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, Authority Revenue
Bonds (Haverford College), 5.75%, 11/15/25                            6,795                7,018,623
----------------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, Hospital Authority
Revenue Refunding Bonds (Crozer-Chester Medical
Center), 5%, 12/15/31                                                 6,000                3,777,240
----------------------------------------------------------------------------------------------------
Delaware County, Pennsylvania, IDA, Water Facilities
Revenue Bonds (a)(b):
     (Aqua Pennsylvania, Inc. Project), AMT, Series A,
     5%, 11/01/38                                                     2,375                1,608,635
     (Aqua Pennsylvania, Inc. Project), AMT, Series C,
     5%, 2/01/35                                                      5,670                3,927,666
     (Philadelphia Suburban Water), 6%, 6/01/29                       3,400                2,885,852
----------------------------------------------------------------------------------------------------
Delaware River Port Authority of Pennsylvania and
New Jersey Revenue Bonds (c):
     5.75%, 1/01/16                                                   8,000                8,244,800
     5.75%, 1/01/22                                                  40,000               40,576,000
     (Port District Project), Series B, 5.70%,
     1/01/22                                                          8,930                9,019,836
----------------------------------------------------------------------------------------------------
Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Bonds,
5.75%, 7/01/32                                                       21,000               20,238,120
----------------------------------------------------------------------------------------------------
Delaware Valley Regional Finance Authority,
Pennsylvania, Local Government Revenue Refunding
Bonds, Series A, 5.50%, 6/01/37                                      10,000                9,858,300
----------------------------------------------------------------------------------------------------
East Stroudsburg, Pennsylvania, Area School District,
GO, Series A, 7.75%, 9/01/27 (a)(b)                                   3,700                4,205,864
----------------------------------------------------------------------------------------------------
Fulton County, Pennsylvania, IDA, Hospital Revenue
Bonds (Fulton County Medical Center Project),
5.90%, 7/01/40                                                          500                  337,285
----------------------------------------------------------------------------------------------------
Lancaster County, Pennsylvania, Hospital Authority
Revenue Bonds:
     (Brethren Village Project), Series A,
     6.50%, 7/01/40                                                   1,750                1,296,645
     (Masonic Homes Project), 5%, 11/01/26                            1,550                1,205,683
     (Masonic Homes Project), 5%, 11/01/31                            3,000                2,192,490
     (Masonic Homes Project), 5%, 11/01/36                            3,695                2,604,347
----------------------------------------------------------------------------------------------------
Lancaster, Pennsylvania, Higher Education Authority,
College Revenue Bonds (Franklin & Marshall College
Project), 5%, 4/15/37                                                 2,930                2,543,416
----------------------------------------------------------------------------------------------------
Lebanon County, Pennsylvania, Health Facilities
Authority, Health Center Revenue Bonds (Pleasant
View Retirement Project), Series A, 5.30%, 12/15/26                   1,000                  681,380
----------------------------------------------------------------------------------------------------
Lehigh County, Pennsylvania, General Purpose
Authority, Revenue Refunding Bonds (Kids Peace
Corporation), 5.70%, 11/01/09 (h)                                       670                  664,633
----------------------------------------------------------------------------------------------------
Mifflin County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Lewiston Hospital) (f)(i):
     6.20%, 1/01/11                                                   1,000                1,091,290
     6.40%, 1/01/11                                                   2,550                2,793,168
----------------------------------------------------------------------------------------------------
Mifflin County, Pennsylvania, School District, GO,
7.50%, 9/01/22 (j)                                                    2,300                2,616,066
----------------------------------------------------------------------------------------------------
Monroe County, Pennsylvania, Hospital Authority
Revenue Refunding Bonds (Pocono Medical Center),
5.125%, 1/01/37                                                       4,140                2,871,297
----------------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, Higher Education
and Health Authority, Revenue Refunding Bonds
(Holy Redeemer Health System Project), Series A,
5.25%, 10/01/27 (k)                                                   9,000                7,389,000
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


34              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (continued)   BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Pennsylvania (continued)
----------------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, IDA, Revenue
Refunding Bonds (Foulkeways at Gwynedd Project),
Series A, 5%, 12/01/24                                              $ 1,000             $    762,300
----------------------------------------------------------------------------------------------------
Montgomery County, Pennsylvania, IDA, Water
Facilities Revenue Bonds (Aqua Pennsylvania, Inc.
Project), Series A, 5.25%, 7/01/42                                    3,900                2,722,239
----------------------------------------------------------------------------------------------------
Northumberland County, Pennsylvania, IDA,
Water Facilities Revenue Refunding Bonds
(Aqua Pennsylvania Inc. Project), AMT, 5.05%,
10/01/39 (a)(b)                                                       2,500                1,691,400
----------------------------------------------------------------------------------------------------
Pennsylvania Convention Center Authority Revenue
Bonds, Series A, 6.70%, 9/01/16 (a)(g)                                1,000                1,153,110
----------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing
Authority, Solid Waste Disposal Revenue Bonds
(Waste Management Inc. Project), AMT, Series A,
5.10%, 10/01/27                                                         300                  198,522
----------------------------------------------------------------------------------------------------
Pennsylvania HFA, S/F Mortgage Revenue
Refunding Bonds, AMT:
     Series 63A, 5.50%, 4/01/30 (l)                                  13,155                2,772,811
     Series 66A, 5.65%, 4/01/29                                       1,045                1,044,937
     Series 73A, 5.45%, 10/01/32                                      2,000                1,913,980
     Series 96A, 4.70%, 10/01/37                                      6,500                4,453,865
     Series 97A, 4.65%, 10/01/31                                      6,700                4,798,138
     Series 99A, 5.25%, 10/01/32                                      4,800                3,865,200
     Series 103C, 5.40%, 10/01/33                                     4,700                4,253,688
----------------------------------------------------------------------------------------------------
Pennsylvania State, GO:
     First Series, 5%, 10/01/26                                       5,000                4,935,800
     Second Series A, 5%, 8/01/24                                     6,000                6,003,780
----------------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds:
     5%, 6/15/26 (b)                                                  3,300                3,090,978
     (Lafayette College Project), 6%, 5/01/30                           155                  158,619
----------------------------------------------------------------------------------------------------
Pennsylvania State Higher Educational Facilities
Authority, Revenue Refunding Bonds (University of
the Sciences in Philadelphia), 5%, 11/01/32 (m)                       5,000                4,545,800
----------------------------------------------------------------------------------------------------
Pennsylvania State, IDA, EDR, Refunding (k):
     5.50%, 7/01/12 (f)                                                 305                  338,025
     5.50%, 7/01/16                                                   7,695                8,184,479
----------------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority,
College Revenue Bonds (Montgomery County
Community College), 5%, 5/01/27 (c)                                   1,790                1,715,071
----------------------------------------------------------------------------------------------------
Pennsylvania State Public School Building Authority,
Revenue Refunding Bonds (The School District of
Philadelphia Project), Series B, 5%, 6/01/24 (c)                      9,000                8,339,490
----------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission, Oil
Franchise Tax Revenue Bonds, Series C, 5%,
12/01/32 (b)                                                         11,000               10,053,120
----------------------------------------------------------------------------------------------------
Pennsylvania State Turnpike Commission, Turnpike
Revenue Bonds, Series A (k):
     5%, 12/01/26                                                     3,310                3,026,863
     5.50%, 12/01/31                                                  1,600                1,602,416
     5%, 12/01/34                                                     1,995                1,717,575
----------------------------------------------------------------------------------------------------
Pennsylvania State University, Revenue Refunding
Bonds, Series A:
     5%, 8/15/28                                                      5,045                4,819,287
     5%, 8/15/29                                                      2,000                1,886,540
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Airport Revenue Bonds,
AMT, Series A (c):
     5%, 6/15/37                                                     15,000               10,814,400
     (Philadelphia Airport System), 5%, 6/15/32                      10,000                7,440,300
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for IDR
(American College of Physicians):
     5.50%, 6/15/20                                                   6,370                6,362,229
     5.50%, 6/15/25                                                   8,315                8,043,016
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for Industrial
Development, Industrial and Commercial Revenue
Bonds (Girard Estate Coal Mining Project) (g):
     5.375%, 11/15/12                                                 3,945                3,954,705
     5.50%, 11/15/16                                                  1,650                1,654,158
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Authority for Industrial
Development, Senior Living Revenue Bonds:
     (Rieder House Project), Series A, 6.10%,
     7/01/33                                                            500                  383,665
     (Saligman House Project), Series C, 6.10%,
     7/01/33                                                            500                  383,665
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Gas Works Revenue
Bonds, 12th Series B, 7%, 5/15/20 (b)(g)                              1,745                2,073,915
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Presbyterian Medical Center),
6.65%, 12/01/19 (g)                                                   3,000                3,532,530
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Parking Authority, Airport
Parking Revenue Bonds, 5.625%, 9/01/17 (c)                            4,495                4,285,982
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, Qualified Redevelopment
Authority Revenue Bonds, AMT, Series B, 5%,
4/15/27 (a)                                                             415                  311,030
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, School District, GO,
Refunding, Series A, 5%, 8/01/15 (k)                                  9,105                9,595,122
----------------------------------------------------------------------------------------------------
Philadelphia, Pennsylvania, School District, GO,
Series E, 6%, 9/01/38                                                 9,300                9,010,863
----------------------------------------------------------------------------------------------------
Reading, Pennsylvania, School District, GO, 5%,
1/15/36 (c)                                                           5,290                4,761,212
----------------------------------------------------------------------------------------------------
Sayre, Pennsylvania, Health Care Facilities Authority,
Revenue Refunding Bonds (Guthrie Healthcare
System), Series A, 5.875%, 12/01/31                                     320                  272,358
----------------------------------------------------------------------------------------------------
Souderton, Pennsylvania, Area School District, GO,
5%, 11/15/22 (a)(b)                                                   4,390                4,401,941
----------------------------------------------------------------------------------------------------
South Fork Municipal Authority, Pennsylvania,
Hospital Revenue Refunding Bonds (Good
Samaritan Medical Center), Series B, 5.375%,
7/01/16 (b)                                                           3,645                3,653,384
----------------------------------------------------------------------------------------------------
Southcentral General Authority, Pennsylvania,
Revenue Refunding Bonds (Wellspan
Health Obligated):
     5.625%, 5/15/26 (g)                                                315                  319,375
     Series A, 6%, 6/01/29                                            3,750                3,515,025
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              35

Schedule of Investments (continued)   BlackRock Pennsylvania Municipal Bond Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Pennsylvania (concluded)
----------------------------------------------------------------------------------------------------
Susquehanna Area Regional Airport Authority,
Pennsylvania, Airport System Revenue Bonds, AMT,
Series A, 6.50%, 1/01/38                                            $ 2,400             $  1,815,744
----------------------------------------------------------------------------------------------------
Washington County, Pennsylvania, Capital Funding
Authority Revenue Bonds (Capital Projects and
Equipment Program), 6.15%, 12/01/29 (k)                                 915                  768,463
----------------------------------------------------------------------------------------------------
Washington County, Pennsylvania, IDA, PCR (West
Penn Power), Refunding, Series G, 6.05%,
4/01/14 (k)                                                           2,500                2,507,900
----------------------------------------------------------------------------------------------------
West Chester, Pennsylvania, Area School District,
GO, Series A (c):
     5%, 5/15/18                                                      7,715                8,037,873
     5%, 5/15/22                                                      7,550                7,585,108
----------------------------------------------------------------------------------------------------
Wilkes-Barre, Pennsylvania, Financing Authority,
Revenue Refunding Bonds (Wilkes University
Project), 5%, 3/01/37                                                 1,800                1,191,114
                                                                                        ------------
                                                                                         379,627,851
====================================================================================================

====================================================================================================
Multi-State -- 9.9%
----------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust (n)(o):
     6.625%, 6/30/49                                                 25,000               25,497,000
     7.60%, 11/30/50                                                 10,000               10,668,400
MuniMae TE Bond Subsidiary LLC (n)(o):
     6.875%, 6/30/49                                                  4,000                4,015,160
     7.75%, 6/30/50                                                  10,000               10,106,700
                                                                                        ------------
                                                                                          50,287,260
====================================================================================================

====================================================================================================
Guam -- 0.5%
----------------------------------------------------------------------------------------------------
Commonwealth of the Northern Mariana Islands,
Guam, GO, Series A, 6.75%, 10/01/13 (f)                                 500                  579,870
----------------------------------------------------------------------------------------------------
Guam Economic Development and Commerce
Authority, Tobacco Settlement Asset-Backed Revenue
Refunding Bonds, 5.625%, 6/01/47                                      1,750                1,232,822
----------------------------------------------------------------------------------------------------
Guam Government Waterworks Authority, Water and
Wastewater System, Revenue Refunding Bonds,
6%, 7/01/25                                                           1,000                  784,150
                                                                                        ------------
                                                                                           2,596,842
====================================================================================================

====================================================================================================
Puerto Rico -- 7.1%
----------------------------------------------------------------------------------------------------
Children's Trust Fund Project of Puerto Rico,
Tobacco Settlement Revenue Refunding Bonds,
5.375%, 5/15/33                                                       1,165                  839,755
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Aqueduct and Sewer
Authority, Senior Lien Revenue Bonds, Series A,
6%, 7/01/38                                                           3,600                3,189,132
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, GO, Refunding,
Sub-Series C-7, 6%, 7/01/27 (b)                                       3,000                2,719,320
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, Series G, 5%, 7/01/33                                            685                  504,907
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Obligation Refunding Bonds,
Series A:
     5.375%, 10/01/16                                                 1,600                1,673,904
     5.50%, 10/01/17                                                  2,000                2,093,060
     5.50%, 10/01/18                                                  2,000                2,047,840
     5.50%, 10/01/19                                                  2,750                2,801,095
     5.50%, 10/01/20                                                  1,000                1,018,580
     5.375%, 10/01/24                                                 1,000                1,006,590
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax Revenue Bonds, Series B,
5%, 7/01/41                                                           7,700                5,358,738
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth, Public Improvement,
GO, Refunding, Series A, 5.50%, 7/01/20 (b)                           7,500                6,872,475
----------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority, Power Revenue
Bonds, Series WW, 5.50%, 7/01/38                                      4,450                3,497,166
----------------------------------------------------------------------------------------------------
Puerto Rico Ports Authority, Special Facilities
Revenue Bonds (American Airlines), AMT, Series A,
6.25%, 6/01/26                                                          750                  300,412
----------------------------------------------------------------------------------------------------
Puerto Rico Public Buildings Authority, Government
Facilities Revenue Refunding Bonds, Series D,
5.375%, 7/01/33                                                       2,940                2,291,936
                                                                                        ------------
                                                                                          36,214,910
====================================================================================================

====================================================================================================
U.S. Virgin Islands -- 0.5%
----------------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker Project),
AMT, 6.50%, 7/01/21                                                   1,000                  766,480
----------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery
Facilities Revenue Bonds (Hovensa Refinery), AMT,
6.125%, 7/01/22                                                         500                  370,170
----------------------------------------------------------------------------------------------------
Virgin Islands Water and Power Authority, Electric
System Revenue Bonds, Series A, 5%, 7/01/31                           1,000                  787,880
                                                                                        ------------
                                                                                           1,924,530
====================================================================================================
Total Long-Term Investments
(Cost -- $517,323,869) -- 92.8%                                                          470,651,393
====================================================================================================

====================================================================================================
Short-Term Securities                                                Shares
====================================================================================================
CMA Pennsylvania Municipal Money Fund,
0.58% (p)(q)                                                     30,113,585               30,113,585
----------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $30,113,585) -- 5.9%                                                             30,113,585
====================================================================================================
Total Investments (Cost -- $547,437,454*) -- 98.7%                                       500,764,978

Other Assets Less Liabilities -- 1.3%                                                      6,582,920
                                                                                        ------------
Net Assets -- 100.0%                                                                    $507,347,898
                                                                                        ============

See Notes to Financial Statements.


36              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (concluded)   BlackRock Pennsylvania Municipal Bond Fund

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 547,648,689
                                                                  =============
      Gross unrealized appreciation ..........................    $   6,447,341
      Gross unrealized depreciation ..........................      (53,331,052)
                                                                  -------------
      Net unrealized depreciation ............................    $ (46,883,711)
                                                                  =============

(a)   FGIC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FNMA Collateralized.
(e)   GNMA Collateralized.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)   ACA Insured.
(i)   Radian Insured.
(j)   XL Capital Insured.
(k)   AMBAC Insured.
(l) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(m)   Assured Guaranty Insured.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(o) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(p)   Represents the current yield as of report date.
(q) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund             18,843,937      $249,947
      --------------------------------------------------------------------------

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o     Level  1  --  price  quotations  in  active   markets/exchanges  for
            identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ...................................................   $ 30,113,585
      Level 2 ...................................................    470,651,393
      Level 3 ...................................................             --
      --------------------------------------------------------------------------
      Total                                                         $500,764,978
                                                                    ============

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              37

Schedule of Investments November 30, 2008 (Unaudited)
                                           BlackRock Intermediate Municipal Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Alabama -- 0.3%
----------------------------------------------------------------------------------------------------
Tuscaloosa, Alabama, Special Care Facilities
Financing Authority, Residential Care Facility
Revenue Bonds (Capstone Village, Inc. Project),
Series A, 5.125%, 8/01/15 (a)(b)                                      $ 500             $    383,645
====================================================================================================

====================================================================================================
Arizona -- 4.3%
----------------------------------------------------------------------------------------------------
Arizona State Transportation Board, Highway
Revenue Bonds, Series B, 5%, 7/01/17                                  2,500                2,663,275
----------------------------------------------------------------------------------------------------
Maricopa County, Arizona, School District
Number 69 (Paradise Valley), GO (School
Improvement Project), Series C, 4%, 7/01/14 (c)                       1,185                1,222,114
----------------------------------------------------------------------------------------------------
Phoenix, Arizona, Civic Improvement Corporation,
Wastewater System Revenue Refunding Bonds,
Senior Lien, 5.50%, 7/01/18                                           1,000                1,095,110
----------------------------------------------------------------------------------------------------
Salt Verde Financial Corporation, Arizona, Senior
Gas Revenue Bonds, 5.25%, 12/01/19                                    2,000                1,587,400
                                                                                        ------------
                                                                                           6,567,899
====================================================================================================

====================================================================================================
California -- 14.3%
----------------------------------------------------------------------------------------------------
Agua Caliente Band of Cahuilla Indians, California,
Casino Revenue Bonds, 5.60%, 7/01/13                                    875                  794,010
----------------------------------------------------------------------------------------------------
Antelope Valley, California, Health Care District
Revenue Bonds, Series A, 5.25%, 9/01/17                               2,000                1,763,880
----------------------------------------------------------------------------------------------------
California County Tobacco Securitization Agency,
Tobacco Revenue Bonds (Los Angeles County
Securitization Corporation), 5.25%, 6/01/21 (d)                       5,225                3,300,528
----------------------------------------------------------------------------------------------------
California State Department of Water Resources,
Power Supply Revenue Bonds, Series A, 5.50%,
5/01/14 (e)                                                          10,000               10,562,700
----------------------------------------------------------------------------------------------------
California State, GO, Refunding (Veterans Bonds),
Series BG, 5.05%, 12/01/11                                            1,000                1,011,840
----------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corporation of
California, Tobacco Settlement Revenue Refunding
Bonds, Senior Series A-1, 5%, 6/01/16                                 3,000                2,630,190
----------------------------------------------------------------------------------------------------
Southern California Public Power Authority, Natural
Gas Project Number 1 Revenue Bonds, Series A,
5.25%, 11/01/19                                                       2,445                1,906,269
                                                                                        ------------
                                                                                          21,969,417
====================================================================================================

====================================================================================================
Colorado -- 2.6%
----------------------------------------------------------------------------------------------------
Denver, Colorado, City and County Airport Revenue
Bonds, AMT, Series D, 7.75%, 11/15/13 (e)                             3,820                4,080,333
----------------------------------------------------------------------------------------------------
Broward County, Florida, School Board, COP, Series C,
5.25%, 7/01/17 (f)                                                    3,410                3,526,520
----------------------------------------------------------------------------------------------------
Miami-Dade County, Florida, IDA, Solid Waste
Disposal Revenue Bonds (Waster Management, Inc.
Project), AMT, Series 1, 3.50%, 12/01/18 (g)                          1,300                1,299,870
----------------------------------------------------------------------------------------------------
Middle Village Community Development District,
Florida, Special Assessment Bonds, Series C,
5.125%, 5/01/09                                                         155                  152,771
----------------------------------------------------------------------------------------------------
Orlando, Florida, Greater Orlando Aviation Authority,
Airport Facilities Revenue Bonds, AMT, Series A,
5.25%, 10/01/18 (h)(i)                                                5,440                4,893,987
----------------------------------------------------------------------------------------------------
Panther Trace Community Development District II,
Florida, Special Assessment Revenue Bonds:
     5.125%, 11/01/13                                                   990                  836,471
     Series A, 5%, 11/01/10                                             515                  482,277
----------------------------------------------------------------------------------------------------
Sterling Hill Community Development District,
Florida, Capital Improvement Revenue Refunding
Bonds, Series B, 5.50%, 11/01/10                                        175                  167,323
----------------------------------------------------------------------------------------------------
Tolomato Community Development District, Florida,
Special Assessment Bonds, 6.375%, 5/01/17                             3,130                2,693,052
                                                                                        ------------
                                                                                          14,052,271
====================================================================================================

====================================================================================================
Georgia -- 2.2%
----------------------------------------------------------------------------------------------------
Fulton County, Georgia, Residential Care Facilities,
Revenue Refunding Bonds (Canterbury Court
Project), Series A, 5%, 2/15/14                                       1,050                  939,141
----------------------------------------------------------------------------------------------------
Georgia State, GO, Series G, 5%, 12/01/17                             2,250                2,448,608
                                                                                        ------------
                                                                                           3,387,749
====================================================================================================

====================================================================================================
Idaho -- 3.4%
----------------------------------------------------------------------------------------------------
Ada and Canyon Counties, Idaho, Joint School
District Number 2 (Meridian), GO, 5%, 8/15/17                         5,000                5,264,450
====================================================================================================

====================================================================================================
Illinois -- 8.3%
----------------------------------------------------------------------------------------------------
Chicago, Illinois, O'Hare International Airport,
General Airport Revenue Refunding Bonds,
Third Lien, Series A-2 (f):
     5.25%, 1/01/13                                                   5,000                4,890,150
     5.25%, 1/01/14                                                   5,000                4,830,900
----------------------------------------------------------------------------------------------------
Chicago, Illinois, Tax Allocation Bonds (Kingsbury
Redevelopment Project), Series A, 6.57%, 2/15/13                      1,000                  950,060
----------------------------------------------------------------------------------------------------
Granite City, Madison County, Illinois, Disposal
Revenue Bonds (Waster Management, Inc. Project),
AMT, 5%, 5/03/10 (g)                                                  1,500                1,442,370
----------------------------------------------------------------------------------------------------
Illinois State Finance Authority Revenue Bonds
(Primary Health Care Centers Program),
5.90%, 7/01/14                                                          715                  633,368
                                                                                        ------------
                                                                                          12,746,848
====================================================================================================

See Notes to Financial Statements.


38              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (continued)        BlackRock Intermediate Municipal Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Indiana -- 1.1%
----------------------------------------------------------------------------------------------------
Indiana Bond Bank, Special Program Gas Revenue
Bonds, Series A, 5%, 10/15/17                                       $ 2,000             $  1,755,120
====================================================================================================

====================================================================================================
Kentucky -- 1.3%
----------------------------------------------------------------------------------------------------
Kenton County, Kentucky, Airport Board, Airport
Revenue Refunding Bonds (Cincinnati/Northern
Kentucky International Airport), AMT, Series A,
5.625%, 3/01/15 (i)                                                   2,000                2,007,240
====================================================================================================

====================================================================================================
Louisiana -- 0.6%
----------------------------------------------------------------------------------------------------
Morehouse Parish, Louisiana, PCR, Refunding
(International Paper Company Project), Series A,
5.25%, 11/15/13                                                       1,000                  890,600
====================================================================================================

====================================================================================================
Maryland -- 3.0%
----------------------------------------------------------------------------------------------------
Anne Arundel County, Maryland, Consolidated
General Improvements, GO, Refunding, 5%, 3/01/15                      1,455                1,593,763
----------------------------------------------------------------------------------------------------
Maryland State, GO (State and Local Facilities
Loan), First Series, 5%, 3/01/15                                      2,745                3,011,649
                                                                                        ------------
                                                                                           4,605,412
====================================================================================================

====================================================================================================
Massachusetts -- 4.6%
----------------------------------------------------------------------------------------------------
Massachusetts State Industrial Finance Agency,
Resource Recovery Revenue Refunding Bonds
(Ogden Haverhill Project), AMT, Series A, 5.30%,
12/01/09                                                              3,300                3,256,902
----------------------------------------------------------------------------------------------------
Massachusetts State Port Authority, Special Facilities
Revenue Bonds (Delta Air Lines Inc. Project), AMT,
Series A (e):
     5.50%, 1/01/14                                                   2,500                1,499,300
     5.50%, 1/01/15                                                   4,000                2,395,680
                                                                                        ------------
                                                                                           7,151,882
====================================================================================================

====================================================================================================
Michigan -- 0.7%
----------------------------------------------------------------------------------------------------
Michigan State Hospital Finance Authority, Revenue
Refunding Bonds (McLaren Health Care
Corporation), 5.25%, 5/15/16                                          1,000                1,001,630
====================================================================================================

====================================================================================================
Mississippi -- 0.5%
----------------------------------------------------------------------------------------------------
Mississippi Business Finance Corporation,
Mississippi, PCR, Refunding (System Energy
Resources Inc. Project), 5.90%, 5/01/22                               1,000                  791,720
====================================================================================================

====================================================================================================
Nebraska -- 1.5%
----------------------------------------------------------------------------------------------------
Omaha Convention Hotel Corporation, Nebraska,
First Tier Revenue Refunding Bonds, 5%, 2/01/19 (e)                   2,435                2,376,073
====================================================================================================

====================================================================================================
New Jersey -- 1.7%
----------------------------------------------------------------------------------------------------
New Jersey EDA, School Facilities Construction,
Revenue Refunding Bonds, Series W, 5%, 9/01/15                        2,500                2,646,625
====================================================================================================

====================================================================================================
New York -- 5.1%
----------------------------------------------------------------------------------------------------
New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds
(New York University Hospital Center), Series A,
5%, 7/01/16                                                           1,140                  945,242
----------------------------------------------------------------------------------------------------
New York State, GO, Series A, 4%, 3/01/16                             2,000                2,041,500
----------------------------------------------------------------------------------------------------
Port Authority of New York and New Jersey,
Consolidated Revenue Bonds, AMT:
     131st Series, 5%, 12/15/14                                       1,000                  990,830
     Thirty-Seventh Series, 5.50%, 7/15/18 (f)                        3,000                2,910,210
----------------------------------------------------------------------------------------------------
Westchester County, New York, IDA, Continuing Care
Retirement, Mortgage Revenue Bonds (Kendal on
the Hudson Project), Series A, 5.625%, 1/01/13                        1,000                  918,970
                                                                                        ------------
                                                                                           7,806,752
====================================================================================================

====================================================================================================
Ohio -- 2.9%
----------------------------------------------------------------------------------------------------
Ohio State, GO, Series L, 5%, 10/01/14                                1,835                2,005,049
----------------------------------------------------------------------------------------------------
Ohio State, Highway Capital Improvements, GO,
Series L, 5%, 5/01/16                                                 2,340                2,540,140
                                                                                        ------------
                                                                                           4,545,189
====================================================================================================

====================================================================================================
Oregon -- 3.6%
----------------------------------------------------------------------------------------------------
Oregon State Department of Transportation,
Highway User Tax Revenue Bonds, Series A,
5%, 11/15/16 (j)                                                      5,000                5,515,450
====================================================================================================

====================================================================================================
Pennsylvania -- 0.7%
----------------------------------------------------------------------------------------------------
Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, AMT, Series 103C, 4.375%, 4/01/18                              1,160                1,103,844
====================================================================================================

====================================================================================================
Texas -- 11.5%
----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, Texas, International Airport, Joint
Revenue Bonds, AMT, Sub-Series C-1, 4.75%,
11/01/13 (i)                                                          2,500                2,401,725
----------------------------------------------------------------------------------------------------
Dallas-Fort Worth, Texas, International Airport
Revenue Refunding and Improvement Bonds, AMT,
Series A, 5.75%, 11/01/14 (h)(i)                                      5,000                4,984,400
----------------------------------------------------------------------------------------------------
Houston, Texas, Airport System, Subordinate Lien
Revenue Refunding Bonds, AMT, Series A, 5.875%,
7/01/15 (f)                                                           5,000                5,003,800
----------------------------------------------------------------------------------------------------
Houston, Texas, Combined Utility System, First Lien
Revenue Refunding Bonds, Series B, 5%,
11/15/18 (h)                                                          2,475                2,543,904
----------------------------------------------------------------------------------------------------
San Antonio, Texas, Airport System, Improvement
Revenue Bonds, AMT, 5.25%, 7/01/19 (f)                                3,055                2,746,201
                                                                                        ------------
                                                                                          17,680,030
====================================================================================================

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              39

Schedule of Investments (continued)        BlackRock Intermediate Municipal Fund
                                     (Percentages shown are based on Net Assets)

                                                                      Par
Municipal Bonds                                                      (000)                 Value
====================================================================================================
Virginia -- 2.6%
----------------------------------------------------------------------------------------------------
Fredericksburg, Virginia, EDA, Hospital Facilities
Revenue Refunding Bonds (MediCorp Health
System), 5%, 6/15/17                                                $ 1,550             $  1,505,887
----------------------------------------------------------------------------------------------------
The Shops at White Oak Village Community
Development Authority, Virginia, Special Assessment
Revenue Bonds, 5.30%, 3/01/17                                         3,000                2,459,850
                                                                                        ------------
                                                                                           3,965,737
====================================================================================================

====================================================================================================
Washington -- 3.2%
----------------------------------------------------------------------------------------------------
Kitsap County, Washington, School District
Number 400 (North Kitsap), GO, Refunding,
5.125%, 12/01/16 (f)                                                  4,650                4,972,245
====================================================================================================

====================================================================================================
Puerto Rico -- 2.8%
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Government
Development Bank, Senior Revenue Bonds,
Series B, 5%, 12/01/17                                                1,500                1,376,970
----------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Infrastructure Financing
Authority, Special Tax and Capital Appreciation
Revenue Bonds, Series B, 5%, 7/01/18                                  3,250                2,976,513
                                                                                        ------------
                                                                                           4,353,483
====================================================================================================
Total Municipal Bonds -- 91.9%                                                           141,621,644
====================================================================================================

====================================================================================================
Mutual Funds                                                         Shares
====================================================================================================
BlackRock Insured Municipal 2008
Term Trust, Inc. (k)                                                244,000                3,660,000
----------------------------------------------------------------------------------------------------
BlackRock Insured Municipal Term Trust, Inc. (k)                     99,700                  994,009
Total Mutual Funds -- 3.0%                                                                 4,654,009
====================================================================================================
Total Long-Term Investments
(Cost -- $158,853,676) -- 94.9%                                                          146,275,653
====================================================================================================

====================================================================================================
Short-Term Securities
====================================================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
1.08% (k)(l)                                                      7,425,195                7,425,195
----------------------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $7,425,195) -- 4.8%                                                               7,425,195
====================================================================================================
Total Investments (Cost -- $166,278,871*) -- 99.7%                                       153,700,848

Other Assets Less Liabilities -- 0.3%                                                        515,137
                                                                                        ------------
Net Assets -- 100.0%                                                                    $154,215,985
                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 166,170,122
                                                                  =============
      Gross unrealized appreciation ..........................    $     498,929
      Gross unrealized depreciation ..........................      (12,968,203)
                                                                  -------------
      Net unrealized depreciation ............................    $ (12,469,274)
                                                                  =============

(a)   Issuer filed for bankruptcy and/or is in default of interest payments.
(b)   Non-income producing security.
(c)   Assured Guaranty Insured.
(d) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)   AMBAC Insured.
(f)   FSA Insured.
(g) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(h)   FGIC Insured.
(i)   MBIA Insured.
(j) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                         Net
                                       Purchase       Sale   Realized
      Affiliate                          Cost         Cost     Gain      Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund               $7,405,879       --       --       $23,949

      BlackRock Insured
        Municipal 2008
        Term Trust, Inc.                      --       --       --       $37,332

      BlackRock Insured
        Municipal Term
        Trust, Inc.                           --       --       --       $18,195
      --------------------------------------------------------------------------

(l) Represents the current yield as of report date.

See Notes to Financial Statements.


40              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Schedule of Investments (concluded)        BlackRock Intermediate Municipal Fund

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o     Level  1  --  price  quotations  in  active   markets/exchanges  for
            identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
                                                                  Investments in
      Valuation Inputs                                              Securities
      --------------------------------------------------------------------------
      Level 1 ..................................................    $ 12,079,204
      Level 2 ..................................................     141,621,644
      Level 3 ..................................................              --
      --------------------------------------------------------------------------
      Total                                                         $153,700,848
                                                                    ============

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              41

Statements of Assets and Liabilities

                                                            BlackRock
                                                            California      BlackRock      BlackRock      BlackRock      BlackRock
                                                              Insured        Florida      New Jersey    Pennsylvania   Intermediate
                                                             Municipal      Municipal      Municipal      Municipal      Municipal
November 30, 2008 (Unaudited)                                Bond Fund      Bond Fund      Bond Fund      Bond Fund        Fund
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated 1 .................. $ 316,835,040  $  75,395,171  $ 254,347,861  $ 470,651,393  $ 141,621,644
Investments at value -- affiliated 2 ....................    13,544,083      3,669,234      2,406,301     30,113,585     12,079,204
Cash ....................................................        64,592        134,808         11,257         41,157         45,342
Interest receivable .....................................     5,456,439      1,093,690      4,875,202      8,371,045      2,079,882
Investments sold receivable -- unaffiliated .............            --             --      1,027,803          5,022             --
Capital shares sold receivable ..........................       459,155        162,917        273,584        534,805        382,787
Income receivable -- affiliated .........................         1,884          1,055             --             --          9,255
Prepaid expenses ........................................        21,414             --         16,307         23,514         23,826
Other assets ............................................         5,064             --             --          1,641             --
                                                          -------------------------------------------------------------------------
Total assets ............................................   336,387,671     80,456,875    262,958,315    509,742,162    156,241,940
                                                          -------------------------------------------------------------------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Investments purchased payable -- unaffiliated ...........            --             --             --             --      1,300,000
Income dividends payable ................................     1,032,712        292,234        914,839      1,832,079        462,123
Investment advisory fees payable ........................       143,909         35,709        107,354        213,009         64,038
Capital shares redeemed payable .........................       392,768          5,739         72,660        210,092        168,722
Interest expense and fees payable .......................        74,713          4,746          2,677             --             --
Distribution fees payable ...............................        57,988         14,365         34,381         23,860         12,599
Officer's and Trustees' fees payable ....................         3,312          3,244          3,299          3,358          3,265
Other affiliates payable ................................        24,415          7,534         14,071         14,179         15,208
Other accrued expenses payable ..........................        50,388         47,321         58,802         97,687             --
                                                          -------------------------------------------------------------------------
Total accrued liabilities ...............................     1,780,205        410,892      1,208,083      2,394,264      2,025,955
                                                          -------------------------------------------------------------------------
===================================================================================================================================
Other Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 3 ....................................    10,933,523      2,320,000      1,075,000             --             --
                                                          -------------------------------------------------------------------------
Total liabilities .......................................    12,713,728      2,730,892      2,283,083      2,394,264      2,025,955
                                                          -------------------------------------------------------------------------
Net Assets .............................................. $ 323,673,943  $  77,725,983  $ 260,675,232  $ 507,347,898  $ 154,215,985
                                                          =========================================================================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, unlimited number
   of shares authorized ................................. $     361,694  $     160,328  $   1,694,792  $   4,408,443  $     914,250
Service Shares, $0.10 par value, unlimited number of
   shares authorized ....................................            --             --        104,846         25,976             --
Investor A Shares, $0.10 par value, unlimited number of
   shares authorized ....................................       247,337         39,106        208,280        270,585         61,215
Investor A1 Shares, $0.10 par value, unlimited number of
   shares authorized ....................................     1,858,591        462,498        367,257        227,223        527,410
Investor B Shares, $0.10 par value, unlimited number of
   shares authorized ....................................       290,790        107,410         55,344         17,815         55,265
Investor B1 Shares, $0.10 par value, unlimited number of
   shares authorized ....................................            --             --        103,565         78,844             --
Investor C Shares, $0.10 par value, unlimited number of
   shares authorized ....................................        99,609         24,143        127,819         77,805         81,147
Investor C1 Shares, $0.10 par value, unlimited number of
   shares authorized ....................................       294,271        106,822        153,743        113,676             --
Paid-in capital in excess of par ........................   344,926,605     90,473,458    296,374,249    593,270,677    167,100,449
Undistributed net investment income .....................       948,543        645,002        521,765        315,981         88,898
Accumulated net realized loss ...........................       (92,751)    (3,973,867)   (12,519,166)   (44,786,651)    (2,034,626)
Net unrealized appreciation/depreciation ................   (25,260,746)   (10,318,917)   (26,517,262)   (46,672,476)   (12,578,023)
                                                          -------------------------------------------------------------------------
Net Assets .............................................. $ 323,673,943  $  77,725,983  $ 260,675,232  $ 507,347,898  $ 154,215,985
                                                          =========================================================================

See Notes to Financial Statements.


42              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Statements of Assets and Liabilities (concluded)

                                                         BlackRock
                                                         California       BlackRock      BlackRock       BlackRock       BlackRock
                                                          Insured          Florida       New Jersey    Pennsylvania    Intermediate
                                                         Municipal        Municipal      Municipal       Municipal       Municipal
November 30, 2008 (Unaudited)                            Bond Fund        Bond Fund      Bond Fund       Bond Fund         Fund
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional:
     Net assets ....................................    $ 37,138,863    $ 13,860,090    $156,874,882    $428,390,701    $ 86,024,099
                                                        ============================================================================
     Shares outstanding ............................       3,616,944       1,603,280      16,947,915      44,084,432       9,142,503
                                                        ============================================================================
     Net asset value ...............................    $      10.27    $       8.64    $       9.26    $       9.72    $       9.41
                                                        ============================================================================
Service:
     Net assets ....................................              --              --    $  9,703,540    $  2,524,673              --
                                                        ============================================================================
     Shares outstanding ............................              --              --       1,048,462         259,762              --
                                                        ============================================================================
     Net asset value ...............................              --              --    $       9.26    $       9.72              --
                                                        ============================================================================
Investor A:
     Net assets ....................................    $ 25,378,765    $  3,372,458    $ 19,296,668    $ 26,321,400    $  5,755,914
                                                        ============================================================================
     Shares outstanding ............................       2,473,374         391,062       2,082,799       2,705,849         612,149
                                                        ============================================================================
     Net asset value ...............................    $      10.26    $       8.62    $       9.26    $       9.73    $       9.40
                                                        ============================================================================
Investor A1:
     Net assets ....................................    $190,834,655    $ 39,910,857    $ 34,033,565    $ 22,105,417    $ 49,603,547
                                                        ============================================================================
     Shares outstanding ............................      18,585,909       4,624,981       3,672,573       2,272,227       5,274,095
                                                        ============================================================================
     Net asset value ...............................    $      10.27    $       8.63    $       9.27    $       9.73    $       9.41
                                                        ============================================================================
Investor B:
     Net assets ....................................    $ 29,874,899    $  9,284,983    $  5,122,600    $  1,731,163    $  5,199,386
                                                        ============================================================================
     Shares outstanding ............................       2,907,902       1,074,104         553,440         178,154         552,646
                                                        ============================================================================
     Net asset value ...............................    $      10.27    $       8.64    $       9.26    $       9.72    $       9.41
                                                        ============================================================================
Investor B1:
     Net assets ....................................              --              --    $  9,587,358    $  7,660,981              --
                                                        ============================================================================
     Shares outstanding ............................              --              --       1,035,645         788,437              --
                                                        ============================================================================
     Net asset value ...............................              --              --    $       9.26    $       9.72              --
                                                        ============================================================================
Investor C:
     Net assets ....................................    $ 10,228,280    $  2,080,627    $ 11,827,296    $  7,567,607    $  7,633,039
                                                        ============================================================================
     Shares outstanding ............................         996,087         241,433       1,278,187         778,045         811,469
                                                        ============================================================================
     Net asset value ...............................    $      10.27    $       8.62    $       9.25    $       9.73    $       9.41
                                                        ============================================================================
Investor C1:
     Net assets ....................................    $ 30,218,481    $  9,216,968    $ 14,229,323    $ 11,045,956              --
                                                        ============================================================================
     Shares outstanding ............................       2,942,713       1,068,217       1,537,432       1,136,757              --
                                                        ============================================================================
     Net asset value ...............................    $      10.27    $       8.63    $       9.26    $       9.72              --
                                                        ============================================================================
   1 Cost -- unaffiliated ..........................    $341,965,394    $ 85,370,890    $280,865,123    $517,323,869    $153,604,052
                                                        ============================================================================
   2 Cost -- affiliated ............................    $ 13,674,475    $  4,012,432    $  2,406,301    $ 30,113,585    $ 12,674,819
                                                        ============================================================================
   3 Represents short-term floating rate certificates
     issued by tender option bond trusts.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              43

Statements of Operations

                                                             BlackRock
                                                            California      BlackRock     BlackRock      BlackRock      BlackRock
                                                              Insured        Florida     New Jersey    Pennsylvania   Intermediate
                                                             Municipal      Municipal     Municipal      Municipal      Municipal
Six Months Ended November 30, 2008 (Unaudited)               Bond Fund      Bond Fund     Bond Fund      Bond Fund        Fund
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ................................................  $  9,227,690   $  2,454,317   $  7,064,049   $ 13,593,520   $  3,842,101
Income -- affiliated ....................................       138,771         17,171         43,440        250,125         79,505
                                                           ------------------------------------------------------------------------
Total income ............................................     9,366,461      2,471,488      7,107,489     13,843,645      3,921,606
                                                           ------------------------------------------------------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory .....................................       961,147        243,278        777,224      1,497,667        488,693
Service -- Service ......................................            --             --         13,232          2,696             --
Service -- Investor A ...................................        27,350          4,502         26,485         34,718          7,110
Service -- Investor A1 ..................................       103,777         22,126         18,343         12,068         26,842
Service and distribution -- Investor B ..................        83,997         28,140         30,084         13,501          8,514
Service and distribution -- Investor B1 .................            --             --         27,481         21,980             --
Service and distribution -- Investor C ..................        51,250         11,248         57,040         36,324         27,601
Service and distribution -- Investor C1 .................       101,036         31,302         46,056         35,862             --
Transfer agent -- Institutional .........................        13,118          5,363          6,417         12,201         26,342
Transfer agent -- Service ...............................            --             --          4,349            350             --
Transfer agent -- Investor A ............................         4,202            361          4,468          6,976            723
Transfer agent -- Investor A1 ...........................        36,623          8,982         10,149          7,606         11,797
Transfer agent -- Investor B ............................        10,054          3,039          1,949          1,071          1,906
Transfer agent -- Investor B1 ...........................            --             --          3,701          2,913             --
Transfer agent -- Investor C ............................         1,724            537          2,227          1,671            828
Transfer agent -- Investor C1 ...........................         6,623          2,278          3,038          2,906             --
Accounting services .....................................        78,469         29,466         57,464         91,340         40,266
Printing ................................................        30,784         16,385         21,695         35,777         28,318
Professional ............................................        30,022         41,430         30,107         33,288         26,535
Registration ............................................        23,630         16,224         11,714         10,093         26,828
Officer and Trustees ....................................        10,897          5,404         10,190         13,611          8,576
Custodian ...............................................        15,937          4,311          9,110         15,071          6,137
Miscellaneous ...........................................        20,676         11,006         24,797         25,731         16,485
                                                           ------------------------------------------------------------------------
Total expenses excluding interest expense and fees ......     1,611,316        485,382      1,197,320      1,915,421        753,501
Interest expense and fees 1 .............................       160,608         62,458         49,896        123,206         64,785
                                                           ------------------------------------------------------------------------
Total expenses ..........................................     1,771,924        547,840      1,247,216      2,038,627        818,286
Less fees waived by advisor .............................       (31,433)        (1,959)       (74,145)       (91,762)       (46,552)
Less fees paid indirectly ...............................            --           (383)           (17)           (18)            --
                                                           ------------------------------------------------------------------------
Total expenses after fees waived and paid indirectly ....     1,740,491        545,498      1,173,054      1,946,847        771,734
                                                           ------------------------------------------------------------------------
Net investment income ...................................     7,625,970      1,925,990      5,934,435     11,896,798      3,149,872
                                                           ------------------------------------------------------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments .........................................       489,100        (19,294)       (82,553)    (5,752,771)    (1,104,599)
    Futures and swaps ...................................            --         (2,997)        28,872        410,893             --
                                                           ------------------------------------------------------------------------
                                                                489,100        (22,291)       (53,681)    (5,341,878)    (1,104,599)
                                                           ------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation on:
    Investments .........................................   (31,889,534)   (11,206,407)   (29,497,219)   (51,122,585)   (11,924,105)
    Futures and swaps ...................................            --        (78,457)            --       (317,845)            --
                                                           ------------------------------------------------------------------------
                                                            (31,889,534)   (11,284,864)   (29,497,219)   (51,440,430)   (11,924,105)
                                                           ------------------------------------------------------------------------
Total realized and unrealized loss ......................   (31,400,434)   (11,307,155)   (29,550,900)   (56,782,308)   (13,028,704)
                                                           ------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations ....  $(23,774,464)  $ (9,381,165)  $(23,616,465)  $(44,885,510)  $ (9,878,832)
                                                           ========================================================================

1     Related to tender option bond trusts.

See Notes to Financial Statements.


44              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Statements of Changes in Net Assets
                                BlackRock California Insured Municipal Bond Fund

                                                                                     Six Months         Period
                                                                                        Ended         September 1,
                                                                                     November 30,         2007          Year Ended
                                                                                         2008           to May 31,      August 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)          2008             2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   7,625,970    $  11,391,156    $  15,946,897
Net realized gain (loss) ........................................................         489,100        1,426,442         (297,707)
Net change in unrealized appreciation/depreciation ..............................     (31,889,534)      (2,731,083)      (8,253,468)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................     (23,774,464)      10,086,515        7,395,722
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ...............................................................        (894,243)      (1,422,079)      (1,846,625)
    Investor A ..................................................................        (439,001)        (469,076)        (223,449)
    Investor A1 .................................................................      (4,315,006)      (7,034,288)     (10,505,085)
    Investor B ..................................................................        (626,531)      (1,169,691)      (2,190,747)
    Investor C ..................................................................        (167,192)        (185,828)         (84,571)
    Investor C1 .................................................................        (614,011)      (1,017,011)      (1,575,835)
Net realized gain:
    Institutional ...............................................................              --               --          (13,753)
    Investor A ..................................................................              --               --             (694)
    Investor A1 .................................................................              --               --          (84,096)
    Investor B ..................................................................              --               --          (20,293)
    Investor C ..................................................................              --               --             (381)
    Investor C1 .................................................................              --               --          (14,460)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders      (7,055,984)     (11,297,973)     (16,559,989)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from share transactions ......................     (14,299,269)     (20,688,174)     (15,798,990)
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ....................................................     (45,129,717)     (21,899,632)     (24,963,257)
Beginning of period .............................................................     368,803,660      390,703,292      415,666,549
                                                                                    -----------------------------------------------
End of period ...................................................................   $ 323,673,943    $ 368,803,660    $ 390,703,292
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     948,543    $     378,557    $     285,374
                                                                                    ===============================================

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              45

Statements of Changes in Net Assets        BlackRock Florida Municipal Bond Fund

                                                                                     Six Months
                                                                                        Ended           Period
                                                                                    November 30,     August 1, 2007    Year Ended
                                                                                        2008           to May 31,       July 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)          2008            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   1,925,990    $   4,014,350    $   5,022,024
Net realized gain (loss) ........................................................         (22,291)      (1,400,107)         914,021
Net change in unrealized appreciation/depreciation ..............................     (11,284,864)      (2,689,691)      (1,531,419)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................      (9,381,165)         (75,448)       4,404,626
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ...............................................................        (379,196)        (756,628)        (968,556)
    Investor A ..................................................................         (78,785)        (125,034)         (73,647)
    Investor A1 .................................................................        (995,344)      (1,843,502)      (2,290,947)
    Investor B ..................................................................        (229,544)        (496,972)        (796,933)
    Investor C ..................................................................         (40,402)         (51,974)         (16,531)
    Investor C1 .................................................................        (208,264)        (439,491)        (649,197)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends to shareholders .................      (1,931,535)      (3,713,601)      (4,795,811)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from share transactions ......................      (6,688,146)     (10,516,063)     (15,475,630)
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total decrease in net assets ....................................................     (18,000,846)     (14,305,112)     (15,866,815)
Beginning of period .............................................................      95,726,829      110,031,941      125,898,756
                                                                                    -----------------------------------------------
End of period ...................................................................   $  77,725,983    $  95,726,829    $ 110,031,941
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     645,002    $     650,547    $     349,798
                                                                                    ===============================================

See Notes to Financial Statements.


46              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                        BlackRock New Jersey Municipal Bond Fund

                                                                                     Six Months
                                                                                        Ended           Period
                                                                                    November 30,     August 1, 2007    Year Ended
                                                                                        2008           to May 31,       July 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)          2008            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   5,934,435    $  10,608,833    $  11,274,846
Net realized gain (loss) ........................................................         (53,681)        (877,417)         386,649
Net change in unrealized appreciation/depreciation ..............................     (29,497,219)      (6,768,935)      (5,192,639)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................     (23,616,465)       2,962,481        6,468,856
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ...............................................................      (3,928,222)      (6,489,421)      (6,280,908)
    Service .....................................................................        (233,968)        (442,839)        (438,542)
    Investor A ..................................................................        (468,461)        (630,770)        (387,416)
    Investor A1 .................................................................        (838,617)      (1,444,832)      (1,713,234)
    Investor B ..................................................................        (110,245)        (230,613)        (253,977)
    Investor B1 .................................................................        (229,360)        (477,471)        (710,416)
    Investor C ..................................................................        (210,340)        (252,430)        (125,242)
    Investor C1 .................................................................        (312,611)        (587,563)        (731,637)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends to shareholders .................      (6,331,824)     (10,555,939)     (10,641,372)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from share transactions ...........      (6,118,200)      12,766,888      181,194,576
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .........................................     (36,066,489)       5,173,430      177,022,060
Beginning of period .............................................................     296,741,721      291,568,291      114,546,231
                                                                                    -----------------------------------------------
End of period ...................................................................   $ 260,675,232    $ 296,741,721    $ 291,568,291
                                                                                    ===============================================
End of period undistributed net investment income ...............................         521,765          919,154    $     866,260
                                                                                    ===============================================

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              47

                                      BlackRock Pennsylvania Municipal Bond Fund

                                                                                     Six Months
                                                                                        Ended           Period
                                                                                    November 30,     August 1, 2007    Year Ended
                                                                                        2008           to May 31,       July 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)          2008            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $  11,896,798    $  23,342,487    $  21,731,688
Net realized gain (loss) ........................................................      (5,341,878)      (5,165,679)       7,485,981
Net change in unrealized appreciation/depreciation ..............................     (51,440,430)     (11,358,855)     (16,380,934)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................     (44,885,510)       6,817,953       12,836,735
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ...............................................................     (10,649,158)     (19,696,051)     (17,510,802)
    Service .....................................................................         (47,356)        (106,748)        (115,809)
    Investor A ..................................................................        (606,895)      (1,064,148)        (905,101)
    Investor A1 .................................................................        (545,432)      (1,055,910)      (1,190,963)
    Investor B ..................................................................         (49,209)        (147,441)        (172,868)
    Investor B1 .................................................................        (181,198)        (414,612)        (613,015)
    Investor C ..................................................................        (131,665)        (178,893)         (71,891)
    Investor C1 .................................................................        (240,254)        (496,646)        (603,987)
Net realized gain:
    Institutional ...............................................................              --       (1,219,445)              --
    Service .....................................................................              --           (6,171)              --
    Investor A ..................................................................              --          (67,888)              --
    Investor A1 .................................................................              --          (65,987)              --
    Investor B ..................................................................              --          (10,955)              --
    Investor B1 .................................................................              --          (28,552)              --
    Investor C ..................................................................              --          (12,508)              --
    Investor C1 .................................................................              --          (35,142)              --
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders     (12,451,167)     (24,607,097)     (21,184,436)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from share transactions ...........     (10,331,144)       9,831,195      518,881,095
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .........................................     (67,667,821)      (7,957,949)     510,533,394
Beginning of period .............................................................     575,015,719      582,973,668       72,440,274
                                                                                    -----------------------------------------------
End of period ...................................................................   $ 507,347,898    $ 575,015,719    $ 582,973,668
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $     315,981    $     870,350    $     688,365
                                                                                    ===============================================

See Notes to Financial Statements.


48              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Statements of Changes in Net Assets (concluded)
                                           BlackRock Intermediate Municipal Fund

                                                                                     Six Months         Period
                                                                                        Ended         November 1,
                                                                                     November 30,        2007          Year Ended
                                                                                         2008          to May 31,      October 31,
Increase (Decrease) in Net Assets:                                                   (Unaudited)         2008             2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   3,149,872    $   4,248,039    $   6,964,866
Net realized gain (loss) ........................................................      (1,104,599)       1,055,383          251,945
Net change in unrealized appreciation/depreciation ..............................     (11,924,105)      (1,726,345)      (2,354,117)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................      (9,878,832)       3,577,077        4,862,694
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
    Institutional ...............................................................      (1,991,207)      (2,677,237)      (4,106,295)
    Investor A ..................................................................         (99,778)         (98,132)         (60,549)
    Investor A1 .................................................................        (981,693)      (1,271,996)      (2,341,365)
    Investor B ..................................................................         (96,927)        (137,590)        (280,255)
    Investor C ..................................................................         (75,955)         (50,440)         (35,579)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends to shareholders .................      (3,245,560)      (4,235,395)      (6,824,043)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from share transactions ...........     (19,711,421)      (4,775,783)      13,314,783
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .........................................     (32,835,813)      (5,434,101)      11,353,434
Beginning of period .............................................................     187,051,798      192,485,899      181,132,465
                                                                                    -----------------------------------------------
End of period ...................................................................   $ 154,215,985    $ 187,051,798    $ 192,485,899
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $      88,898    $     184,586    $     177,757
                                                                                    ===============================================

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              49

Financial Highlights            BlackRock California Insured Municipal Bond Fund

                                                                                Institutional
                                          ----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended      September 1,
                                          November 30,     2007 to                         Year Ended August 31,
                                             2008         May 31,     ------------------------------------------------------------
                                          (Unaudited)       2008         2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54     $  11.81
                                            --------------------------------------------------------------------------------------
Net investment income1 ..................       0.25         0.36         0.48         0.51         0.54         0.56         0.57
Net realized and unrealized gain (loss) .      (0.97)       (0.05)       (0.25)       (0.18)       (0.02)        0.17        (0.27)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.72)        0.31         0.23         0.33         0.52         0.73         0.30
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.23)       (0.35)       (0.49)       (0.51)       (0.54)       (0.55)       (0.57)
    Net realized gain ...................         --           --        (0.00) 2        --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.23)       (0.35)       (0.49)       (0.51)       (0.54)       (0.55)       (0.57)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $  10.27     $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (6.49)% 4     2.84% 4      1.99%        2.93%        4.50%        6.48%        2.54%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 5 ...........       0.71% 6      0.74% 6      0.71%        0.68%        0.68%        0.68%        0.68%
                                            ======================================================================================
Total expenses after waiver .............       0.81% 6      0.87% 6      0.93%        0.91%        0.78%        0.73%        0.79%
                                            ======================================================================================
Total expenses ..........................       0.82% 6      0.87% 6      0.93%        0.92%        0.79%        0.73%        0.79%
                                            ======================================================================================
Net investment income ...................       4.55% 6      4.22% 6      4.11%        4.45%        4.60%        4.76%        4.84%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 37,139     $ 44,782     $ 46,481     $ 42,053     $ 36,105     $ 36,132     $ 39,841
                                            ======================================================================================
Portfolio turnover ......................         13%          31%          43%          30%          27%          22%          26%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of any sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


50              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                BlackRock California Insured Municipal Bond Fund

                                                                                                        Investor A
                                                                                         ------------------------------------------
                                                                                         Six Months        Period         Period
                                                                                           Ended        September 1,    October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,      August 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    11.21     $    11.25     $    11.55
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.23           0.33           0.37
Net realized and unrealized loss .....................................................        (0.96)         (0.04)         (0.25)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.73)          0.29           0.12
                                                                                         ------------------------------------------
Dividends and distributions from:
    Net investment income ............................................................        (0.22)         (0.33)         (0.42)
    Net realized gain ................................................................           --             --          (0.00) 3
                                                                                         ------------------------------------------
Total dividends and distributions ....................................................        (0.22)         (0.33)         (0.42)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $    10.26     $    11.21     $    11.25
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 4
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (6.61)% 5       2.65% 5        1.05% 5
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest expense and fees 6 ................         0.94% 7        0.99% 7        0.96% 7
                                                                                         ==========================================
Total expenses after waiver ..........................................................         1.03% 7        1.12% 7        1.18% 7
                                                                                         ==========================================
Total expenses .......................................................................         1.05% 7        1.13% 7        1.19% 7
                                                                                         ==========================================
Net investment income ................................................................         4.35% 7        3.95% 7        3.89% 7
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $   25,379     $   20,306     $   12,452
                                                                                         ==========================================
Portfolio turnover ...................................................................           13%            31%            43%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(0.01) per share.
4     Total investment returns exclude the effect of sales charges.
5     Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              51
See Notes to Financial Statements.

                                BlackRock California Insured Municipal Bond Fund

                                                                                  Investor A1
                                          ----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended      September 1,
                                          November 30,     2007 to                         Year Ended August 31,
                                             2008         May 31,     ------------------------------------------------------------
                                          (Unaudited)       2008         2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54     $  11.82
                                            --------------------------------------------------------------------------------------
Net investment income1 ..................       0.24         0.35         0.47         0.50         0.53         0.55         0.56
Net realized and unrealized gain (loss) .      (0.96)       (0.05)       (0.25)       (0.18)       (0.03)        0.17        (0.28)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
                                            --------------------------------------------------------------------------------------
  operations ............................      (0.72)        0.30         0.22         0.32         0.50         0.72         0.28
Dividends and distributions from:
    Net investment income ...............      (0.23)       (0.34)       (0.48)       (0.50)       (0.52)       (0.54)       (0.56)
    Net realized gain ...................         --           --        (0.00) 2        --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.23)       (0.34)       (0.48)       (0.50)       (0.52)       (0.54)       (0.56)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $  10.27     $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (6.53)% 4     2.78% 4      1.90%        2.83%        4.40%        6.37%        2.35%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 5 ...........       0.79% 6      0.82% 6      0.80%        0.78%        0.78%        0.78%        0.78%
                                            ======================================================================================
Total expenses after waiver .............       0.88% 6      0.94% 6      1.02%        1.01%        0.88%        0.83%        0.89%
                                            ======================================================================================
Total expenses ..........................       0.90% 6      0.95% 6      1.02%        1.02%        0.89%        0.83%        0.89%
                                            ======================================================================================
Net investment income ...................       4.48% 6      4.14% 6      4.02%        4.35%        4.50%        4.66%        4.74%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $190,835     $220,470     $239,346     $258,492     $264,482     $258,411     $247,184
                                            ======================================================================================
Portfolio turnover ......................         13%          31%          43%          30%          27%          22%          26%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


52              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                BlackRock California Insured Municipal Bond Fund

                                                                                Investor B
                                          ----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended      September 1,
                                          November 30,     2007 to                         Year Ended August 31,
                                             2008         May 31,     ------------------------------------------------------------
                                          (Unaudited)       2008         2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  11.23     $  11.26     $  11.53     $  11.70     $  11.72     $  11.54     $  11.82
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.22         0.31         0.42         0.46         0.48         0.50         0.51
Net realized and unrealized gain (loss) .      (0.98)       (0.03)       (0.26)       (0.17)       (0.02)        0.18        (0.28)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.76)        0.28         0.16         0.29         0.46         0.68         0.23
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.20)       (0.31)       (0.43)       (0.46)       (0.48)       (0.50)       (0.51)
    Net realized gain ...................         --           --        (0.00) 2        --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.20)       (0.31)       (0.43)       (0.46)       (0.48)       (0.50)       (0.51)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $  10.27     $  11.23     $  11.26     $  11.53     $  11.70     $  11.72     $  11.54
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (6.81)% 4     2.55% 4      1.39%        2.50%        3.98%        5.94%        1.93%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 5 ...........       1.21% 6      1.23% 6      1.21%        1.18%        1.19%        1.18%        1.19%
                                            ======================================================================================
Total expenses after waiver .............       1.30% 6      1.36% 6      1.43%        1.42%        1.29%        1.24%        1.29%
                                            ======================================================================================
Total expenses ..........................       1.32% 6      1.36% 6      1.43%        1.42%        1.29%        1.24%        1.30%
                                            ======================================================================================
Net investment income ...................       4.05% 6      3.73% 6      3.61%        3.95%        4.10%        4.25%        4.34%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 29,875     $ 37,540     $ 47,753     $ 69,647     $ 96,650     $118,304     $151,276
                                            ======================================================================================
Portfolio turnover ......................         13%          31%          43%          30%          27%          22%          26%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              53

                                BlackRock California Insured Municipal Bond Fund

                                                                                                        Investor C
                                                                                         ------------------------------------------
                                                                                         Six Months        Period         Period
                                                                                           Ended        September 1,    October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,      August 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    11.22     $    11.26     $    11.55
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.19           0.27           0.30
Net realized and unrealized loss .....................................................        (0.96)         (0.04)         (0.25)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.77)          0.23           0.05
                                                                                         ------------------------------------------
Dividends and distributions from:
    Net investment income ............................................................        (0.18)         (0.27)         (0.34)
    Net realized gain ................................................................           --             --          (0.00) 3
                                                                                         ------------------------------------------
Total dividends and distributions ....................................................        (0.18)         (0.27)         (0.34)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $    10.27     $    11.22     $    11.26
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 4
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (6.95)% 5       2.08% 5        0.44% 5
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest expense and fees 6 ................         1.69% 7        1.72% 7        1.72% 7
                                                                                         ==========================================
Total expenses after waiver ..........................................................         1.78% 7        1.85% 7        1.94% 7
                                                                                         ==========================================
Total expenses .......................................................................         1.80% 7        1.86% 7        1.95% 7
                                                                                         ==========================================
Net investment income ................................................................         3.59% 7        3.22% 7        3.13% 7
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $   10,228     $    9,425     $    5,448
                                                                                         ==========================================
Portfolio turnover ...................................................................           13%            31%            43%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $(0.01) per share.
4     Total investment returns exclude the effect of sales charges.
5     Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7     Annualized.

See Notes to Financial Statements.


54              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                BlackRock California Insured Municipal Bond Fund

                                                                              Investor C1
                                          ----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended      September 1,
                                          November 30,     2007 to                         Year Ended August 31,
                                             2008         May 31,     ------------------------------------------------------------
                                          (Unaudited)       2008         2007         2006         2005         2004         2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54     $  11.82
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.22         0.31         0.41         0.44         0.47         0.49         0.50
Net realized and unrealized gain (loss) .      (1.00)       (0.05)       (0.25)       (0.18)       (0.02)        0.17        (0.28)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.78)        0.26         0.16         0.26         0.45         0.66         0.22
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.17)       (0.30)       (0.42)       (0.44)       (0.47)       (0.48)       (0.50)
    Net realized gain ...................         --           --        (0.00) 2        --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.17)       (0.30)       (0.42)       (0.44)       (0.47)       (0.48)       (0.50)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $  10.27     $  11.22     $  11.26     $  11.52     $  11.70     $  11.72     $  11.54
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (6.76)% 4     2.39% 4      1.39%        2.31%        3.88%        5.84%        1.83%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 5 ...........       1.29% 6      1.31% 6      1.30%        1.28%        1.29%        1.28%        1.29%
                                            ======================================================================================
Total expenses after waiver .............       1.38% 6      1.44% 6      1.52%        1.52%        1.39%        1.34%        1.39%
                                            ======================================================================================
Total expenses ..........................       1.40% 6      1.45% 6      1.52%        1.52%        1.39%        1.34%        1.40%
                                            ======================================================================================
Net investment income ...................       3.97% 6      3.64% 6      3.52%        3.85%        4.00%        4.15%        4.24%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 30,218     $ 36,280     $ 39,223     $ 45,474     $ 45,700     $ 46,900     $ 50,197
                                            ======================================================================================
Portfolio turnover ......................         13%          31%          43%          30%          27%          22%          26%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              55

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                                 Institutional
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $   9.86     $  10.23     $  10.28     $  10.47     $  10.15     $  10.06     $  10.20
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.21         0.41         0.47         0.46         0.49         0.53         0.53
Net realized and unrealized gain (loss) .      (1.21)       (0.40)       (0.08)       (0.23)        0.32         0.09        (0.14)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (1.00)        0.01         0.39         0.23         0.81         0.62         0.39
                                            --------------------------------------------------------------------------------------
Dividends from net investment income ....      (0.22)       (0.38)       (0.44)       (0.42)       (0.49)       (0.53)       (0.53)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   8.64     $   9.86     $  10.23     $  10.28     $  10.47     $  10.15     $  10.06
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................     (10.31)% 3     0.12% 3      3.88%        2.60%        8.19%        6.24%        3.87%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.89% 5      0.86% 5      0.84%        0.78%        0.79%        0.78%        0.77%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.03% 5      1.18% 5      1.16%        1.02%        1.04%        0.89%        0.93%
                                            ======================================================================================
Total expenses ..........................       1.04% 5      1.18% 5      1.16%        1.02%        1.04%        0.89%        0.93%
                                            ======================================================================================
Net investment income ...................       4.55% 5      4.88% 5      4.49%        4.40%        4.78%        5.15%        5.18%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 13,860     $ 18,182     $ 21,357     $ 23,603     $ 20,647     $ 19,681     $ 22,053
                                            ======================================================================================
Portfolio turnover ......................          5%          19%          22%          45%          49%          28%          41%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


56              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)        BlackRock Florida Municipal Bond Fund

                                                                                                         Investor A
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $     9.84     $    10.20     $    10.40
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.20           0.39           0.33
Net realized and unrealized loss .....................................................        (1.21)         (0.39)         (0.18)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (1.01)            --           0.15
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.21)         (0.36)         (0.35)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     8.62     $     9.84     $    10.20
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................       (10.43)% 4       0.03% 4        1.42% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.10% 6        1.08% 6        1.10% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         1.24% 6        1.39% 6        1.42% 6
                                                                                         ==========================================
Total expenses after waiver and before fees paid indirectly ..........................         1.24% 6        1.40% 6        1.42% 6
                                                                                         ==========================================
Total expenses .......................................................................         1.24% 6        1.40% 6        1.42% 6
                                                                                         ==========================================
Net investment income ................................................................         4.36% 6        4.68% 6        4.25% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    3,372     $    3,611     $    3,248
                                                                                         ==========================================
Portfolio turnover ...................................................................            5%            19%            22%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              57

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                                Investor A1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $   9.84     $  10.21     $  10.26     $  10.45     $  10.14     $  10.04     $  10.19
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.21         0.40         0.45         0.45         0.48         0.52         0.52
Net realized and unrealized gain (loss) .      (1.21)       (0.40)       (0.06)       (0.20)        0.31         0.10        (0.15)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (1.00)          --         0.39         0.25         0.79         0.62         0.37
                                            --------------------------------------------------------------------------------------
Dividends from net investment income ....      (0.21)       (0.37)       (0.44)       (0.44)       (0.48)       (0.52)       (0.52)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   8.63     $   9.84     $  10.21     $  10.26     $  10.45     $  10.14     $  10.04
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................     (10.27)% 3     0.05% 3      3.78%        2.49%        7.98%        6.24%        3.66%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.97% 5      0.95% 5      0.93%        0.88%        0.89%        0.87%        0.88%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.11% 5      1.26% 5      1.25%        1.12%        1.14%        0.99%        1.03%
                                            ======================================================================================
Total expenses ..........................       1.11% 5      1.26% 5      1.25%        1.12%        1.14%        0.99%        1.03%
                                            ======================================================================================
Net investment income ...................       4.48% 5      4.80% 5      4.42%        4.30%        4.68%        5.05%        5.08%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 39,911     $ 47,297     $ 51,685     $ 59,210     $ 59,586     $ 57,521     $ 57,610
                                            ======================================================================================
Portfolio turnover ......................          5%          19%          22%          45%          49%          28%          41%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


58              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                                Investor B
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $   9.86     $  10.23     $  10.28     $  10.47     $  10.15     $  10.06     $  10.20
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.19         0.37         0.41         0.40         0.44         0.48         0.48
Net realized and unrealized gain (loss) .      (1.22)       (0.40)       (0.07)       (0.19)        0.32         0.09        (0.14)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (1.03)       (0.03)        0.34         0.21         0.76         0.57         0.34
                                            --------------------------------------------------------------------------------------
Dividends from net investment income ....      (0.19)       (0.34)       (0.39)       (0.40)       (0.44)       (0.48)       (0.48)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   8.64     $   9.86     $  10.23     $  10.28     $  10.47     $  10.15     $  10.06
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................     (10.54)% 3    (0.29)% 3     3.36%        2.08%        7.65%        5.70%        3.35%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       1.38% 5      1.35% 5      1.33%        1.29%        1.30%        1.28%        1.28%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.52% 5      1.67% 5      1.65%        1.52%        1.55%        1.40%        1.43%
                                            ======================================================================================
Total expenses ..........................       1.52% 5      1.67% 5      1.65%        1.52%        1.55%        1.40%        1.44%
                                            ======================================================================================
Net investment income ...................       4.06% 5      4.39% 5      4.00%        3.90%        4.29%        4.64%        4.67%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $  9,285     $ 12,804     $ 16,955     $ 25,614     $ 35,340     $ 41,705     $ 61,098
                                            ======================================================================================
Portfolio turnover ......................          5%          19%          22%          45%          49%          28%          41%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              59

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                                                         Investor C
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $     9.83     $    10.20     $    10.40
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.17           0.33           0.26
Net realized and unrealized loss .....................................................        (1.21)         (0.41)         (0.18)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (1.04)         (0.08)          0.08
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.17)         (0.29)         (0.28)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     8.62     $     9.83     $    10.20
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................       (10.69)% 4      (0.72)% 4       0.78% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.87% 6        1.87% 6        1.89% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         2.02% 6        2.19% 6        2.21% 6
                                                                                         ==========================================
Total expenses .......................................................................         2.02% 6        2.19% 6        2.21% 6
                                                                                         ==========================================
Net investment income ................................................................         3.58% 6        3.90% 6        3.47% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    2,081     $    2,329     $    1,411
                                                                                         ==========================================
Portfolio turnover ...................................................................            5%            19%            22%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


60              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)           BlackRock Florida Municipal Bond Fund

                                                                                Investor C1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $   9.84     $  10.21     $  10.26     $  10.45     $  10.14     $  10.04     $  10.18
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.18         0.36         0.41         0.39         0.43         0.47         0.47
Net realized and unrealized gain (loss) .      (1.20)       (0.40)       (0.08)       (0.19)        0.31         0.10        (0.14)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (1.02)       (0.04)        0.33         0.20         0.74         0.57         0.33
                                            --------------------------------------------------------------------------------------
Dividends from net investment income ....      (0.19)       (0.33)       (0.38)       (0.39)       (0.43)       (0.47)       (0.47)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   8.63     $   9.84     $  10.21     $  10.26     $  10.45     $  10.14     $  10.04
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................     (10.50)% 3    (0.37)% 3     3.26%        1.98%        7.44%        5.70%        3.24%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       1.47% 5      1.44% 5      1.44%        1.39%        1.40%        1.38%        1.38%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.61% 5      1.76% 5      1.75%        1.62%        1.65%        1.50%        1.54%
                                            ======================================================================================
Total expenses ..........................       1.62% 5      1.76% 5      1.75%        1.62%        1.65%        1.50%        1.54%
                                            ======================================================================================
Net investment income ...................       3.98% 5      4.30% 5      3.91%        3.80%        4.17%        4.54%        4.57%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $  9,217     $ 11,504     $ 15,377     $ 17,472     $ 16,229     $ 13,381     $ 14,759
                                            ======================================================================================
Portfolio turnover ......................          5%          19%          22%          45%          49%          28%          41%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              61

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                Institutional
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.30     $  10.58     $  10.64     $  10.73     $  10.24     $  10.21     $  10.43
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.21         0.39         0.51         0.45         0.48         0.52         0.50
Net realized and unrealized gain (loss) .      (1.02)       (0.28)       (0.11)       (0.09)        0.48         0.02        (0.21)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.81)        0.11         0.40         0.36         0.96         0.54         0.29
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.23)       (0.39)       (0.46)       (0.45)       (0.47)       (0.51)       (0.51)
    Net realized gain ...................         --           --           --        (0.00) 2        --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.23)       (0.39)       (0.46)       (0.45)       (0.47)       (0.51)       (0.51)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.26     $  10.30     $  10.58     $  10.64     $  10.73     $  10.24     $  10.21
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (7.97)% 4     1.08% 4      3.80%        3.46%        9.60%        5.35%        2.75%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 5 ....................       0.67% 6      0.66% 6      0.61%        0.81%        0.83%        0.81%        0.83%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.70% 6      0.84% 6      0.95%        0.93%        1.03%        0.97%        1.03%
                                            ======================================================================================
Total expenses ..........................       0.71% 6      0.86% 6      1.04%        0.93%        1.04%        0.98%        1.03%
                                            ======================================================================================
Net investment income ...................       4.33% 6      4.50% 6      4.60%        4.26%        4.54%        4.93%        4.88%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $156,875     $179,560     $173,234     $ 33,316     $ 25,325     $ 15,166     $ 23,582
                                            ======================================================================================
Portfolio turnover ......................          6%          11%          15%          16%          48%          27%          34%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of any sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


62              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                                          Service
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.30     $    10.58     $    10.84
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.20           0.38           0.37
Net realized and unrealized loss .....................................................        (1.02)         (0.28)         (0.26)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.82)          0.10           0.11
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.22)         (0.38)         (0.37)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     9.26     $    10.30     $    10.58
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.06)% 3       0.92% 3        0.96% 3
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 4 ..............................................         0.85% 5        0.85% 5        0.85% 5
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         0.89% 5        1.03% 5        1.19% 5
                                                                                         ==========================================
Total expenses .......................................................................         1.03% 5        1.17% 5        1.37% 5
                                                                                         ==========================================
Net investment income ................................................................         4.14% 5        4.32% 5        4.36% 5
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    9,704     $   11,569     $   12,849
                                                                                         ==========================================
Portfolio turnover ...................................................................            6%            11%            15%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              63

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                                        Investor A
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.31     $    10.59     $    10.85
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.21           0.37           0.36
Net realized and unrealized loss .....................................................        (1.04)         (0.27)         (0.25)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.83)          0.10           0.11
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.22)         (0.38)         (0.37)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     9.26     $    10.31     $    10.59
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.15)% 4       0.93% 4        0.97% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         0.85% 6        0.84% 6        0.85% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         0.89% 6        1.02% 6        1.19% 6
                                                                                         ==========================================
Total expenses .......................................................................         0.99% 6        1.13% 6        1.32% 6
                                                                                         ==========================================
Net investment income ................................................................         4.15% 6        4.32% 6        4.37% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $   19,297     $   21,564     $   15,693
                                                                                         ==========================================
Portfolio turnover ...................................................................            6%            11%            15%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


64              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                Investor A1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.31     $  10.59     $  10.66     $  10.73     $  10.24     $  10.22     $  10.43
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.21         0.39         0.48         0.44         0.47         0.51         0.50
Net realized and unrealized gain (loss) .      (1.02)       (0.28)       (0.10)       (0.07)        0.48         0.01        (0.21)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.81)        0.11         0.38         0.37         0.95         0.52         0.29
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.23)       (0.39)       (0.45)       (0.44)       (0.46)       (0.50)       (0.50)
    Net realized gain ...................         --           --           --        (0.00) 2        --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.23)       (0.39)       (0.45)       (0.44)       (0.46)       (0.50)       (0.50)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.27     $  10.31     $  10.59     $  10.66     $  10.73     $  10.24     $  10.22
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (7.98)% 4     1.05% 4      3.60%        3.55%        9.49%        5.14%        2.76%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 5 ....................       0.70% 6      0.70% 6      0.74%        0.91%        0.93%        0.91%        0.93%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.74% 6      0.88% 6      1.08%        1.03%        1.13%        1.08%        1.13%
                                            ======================================================================================
Total expenses ..........................       0.86% 6      1.01% 6      1.19%        1.03%        1.14%        1.08%        1.13%
                                            ======================================================================================
Net investment income ...................       4.29% 6      4.47% 6      4.46%        4.16%        4.45%        4.85%        4.79%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 34,034     $ 38,082     $ 39,546     $ 40,676     $ 34,618     $ 32,863     $ 27,868
                                            ======================================================================================
Portfolio turnover ......................          6%          11%          15%          16%          48%          27%          34%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              65

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                                        Investor B
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.30     $    10.58     $    10.84
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.17           0.31           0.31
Net realized and unrealized loss .....................................................        (1.03)         (0.28)         (0.27)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.86)          0.03           0.04
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.18)         (0.31)         (0.30)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     9.26     $    10.30     $    10.58
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.40)% 4       0.31% 4        0.34% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.60% 6        1.57% 6        1.60% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         1.64% 6        1.75% 6        1.94% 6
                                                                                         ==========================================
Total expenses .......................................................................         1.77% 6        1.89% 6        2.09% 6
                                                                                         ==========================================
Net investment income ................................................................         3.38% 6        3.59% 6        3.61% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    5,123     $    6,869     $    8,622
                                                                                         ==========================================
Portfolio turnover ...................................................................            6%            11%            15%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


66              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                Investor B1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.30     $  10.58     $  10.65     $  10.73     $  10.24     $  10.22     $  10.43
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.19         0.36         0.44         0.40         0.43         0.46         0.46
Net realized and unrealized gain (loss) .      (1.02)       (0.29)       (0.10)       (0.09)        0.48         0.02        (0.22)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.83)        0.07         0.34         0.31         0.91         0.48         0.24
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.21)       (0.35)       (0.41)       (0.39)       (0.42)       (0.46)       (0.45)
    Net realized gain ...................         --           --           --        (0.00) 2        --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.21)       (0.35)       (0.41)       (0.39)       (0.42)       (0.46)       (0.45)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.26     $  10.30     $  10.58     $  10.65     $  10.73     $  10.24     $  10.22
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (8.17)% 4     0.71% 4      3.19%        3.03%        9.04%        4.71%        2.34%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 5 ....................       1.10% 6      1.10% 6      1.14%        1.33%        1.34%        1.32%        1.34%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.14% 6      1.28% 6      1.48%        1.44%        1.54%        1.48%        1.54%
                                            ======================================================================================
Total expenses ..........................       1.27% 6      1.41% 6      1.60%        1.44%        1.55%        1.49%        1.54%
                                            ======================================================================================
Net investment income ...................       3.89% 6      4.07% 6      4.05%        3.75%        4.06%        4.44%        4.37%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $  9,587     $ 12,386     $ 15,723     $ 20,920     $ 26,893     $ 31,781     $ 44,968
                                            ======================================================================================
Portfolio turnover ......................          6%          11%          15%          16%          48%          27%          34%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              67

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                                         Investor C
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.30     $    10.57     $    10.84
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.17           0.31           0.30
Net realized and unrealized loss .....................................................        (1.04)         (0.27)         (0.27)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.87)          0.04           0.03
                                                                                         ------------------------------------------
Dividends from net investment income .................................................        (0.18)         (0.31)         (0.30)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     9.25     $    10.30     $    10.57
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.50)% 4       0.40% 4        0.25% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.60% 6        1.58% 6        1.60% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         1.64% 6        1.76% 6        1.94% 6
                                                                                         ==========================================
Total expenses .......................................................................         1.74% 6        1.89% 6        2.09% 6
                                                                                         ==========================================
Net investment income ................................................................         3.41% 6        3.57% 6        3.63% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $   11,827     $   10,480     $    7,253
                                                                                         ==========================================
Portfolio turnover ...................................................................            6%            11%            15%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


68              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)        BlackRock New Jersey Municipal Bond Fund

                                                                                Investor C1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.30     $  10.58     $  10.64     $  10.73     $  10.24     $  10.21     $  10.42
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.19         0.35         0.43         0.39         0.41         0.45         0.45
Net realized and unrealized gain (loss) .      (1.03)       (0.28)       (0.09)       (0.10)        0.49         0.02        (0.22)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.84)        0.07         0.34         0.29         0.90         0.47         0.23
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.20)       (0.35)       (0.40)       (0.38)       (0.41)       (0.44)       (0.44)
    Net realized gain ...................         --           --           --        (0.00) 2        --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.20)       (0.35)       (0.40)       (0.38)       (0.41)       (0.44)       (0.44)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.26     $  10.30     $  10.58     $  10.64     $  10.73     $  10.24     $  10.21
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (8.22)% 4     0.63% 4      3.18%        2.83%        8.94%        4.71%        2.24%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 5 ....................       1.20% 6      1.20% 6      1.24%        1.42%        1.44%        1.42%        1.44%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.24% 6      1.37% 6      1.58%        1.53%        1.64%        1.58%        1.63%
                                            ======================================================================================
Total expenses ..........................       1.34% 6      1.49% 6      1.68%        1.54%        1.65%        1.59%        1.64%
                                            ======================================================================================
Net investment income ...................       3.79% 6      3.97% 6      3.95%        3.65%        3.94%        4.34%        4.28%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 14,229     $ 16,232     $ 18,648     $ 19,634     $ 16,040     $ 14,903     $ 15,505
                                            ======================================================================================
Portfolio turnover ......................          6%          11%          15%          16%          48%          27%          34%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Amount is less than $(0.01) per share.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              69

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                Institutional
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.79     $  11.13     $  11.18     $  11.39     $  11.12     $  11.03     $  11.16
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.23         0.44         0.52         0.50         0.51         0.52         0.54
Net realized and unrealized gain (loss) .      (1.06)       (0.31)       (0.08)       (0.21)        0.27         0.08        (0.13)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.83)        0.13         0.44         0.29         0.78         0.60         0.41
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.24)       (0.44)       (0.49)       (0.50)       (0.51)       (0.51)       (0.54)
    Net realized gain ...................         --        (0.03)          --           --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.24)       (0.47)       (0.49)       (0.50)       (0.51)       (0.51)       (0.54)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.72     $  10.79     $  11.13     $  11.18     $  11.39     $  11.12     $  11.03
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (7.79)% 3     1.18% 3      4.01%        2.59%        7.17%        5.57%        3.69%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.61% 5      0.60% 5      0.60%        0.88%        0.91%        0.88%        0.88%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.66% 5      0.90% 5      1.05%        1.22%        1.13%        0.96%        1.00%
                                            ======================================================================================
Total expenses ..........................       0.68% 5      0.92% 5      1.09%        1.23%        1.14%        0.98%        1.01%
                                            ======================================================================================
Net investment income ...................       4.41% 5      4.84% 5      4.51%        4.44%        4.55%        4.60%        4.81%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $428,391     $484,861     $486,395     $ 11,410     $  9,939     $ 10,536     $ 11,296
                                            ======================================================================================
Portfolio turnover ......................          7%          44%          46%          23%          32%          58%          30%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


70              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                    Service                               Investor A
                                                   ---------------------------------------   --------------------------------------
                                                   Six Months       Period       Period      Six Months       Period      Period
                                                     Ended         August 1,    October 2,      Ended        August 1,   October 2,
                                                   November 30,    2007 to      2006 1 to    November 30,    2007 to     2006 1 to
                                                      2008          May 31,      July 31,       2008          May 31,     July 31,
                                                   (Unaudited)       2008          2007      (Unaudited)       2008        2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............   $  10.80      $  11.13      $  11.35      $  10.81      $  11.14     $  11.36
                                                    ------------------------------------      -----------------------------------
Net investment income 2 .........................       0.21          0.42          0.38          0.22          0.42         0.38
Net realized and unrealized loss ................      (1.06)        (0.30)        (0.21)        (1.07)        (0.30)       (0.21)
                                                    ------------------------------------      -----------------------------------
Net increase (decrease) from investment
  operations ....................................      (0.85)         0.12          0.17         (0.85)         0.12         0.17
                                                    ------------------------------------      -----------------------------------
Dividends and distributions from:
    Net investment income .......................      (0.23)        (0.42)        (0.39)        (0.23)        (0.42)       (0.39)
    Net realized gain ...........................         --         (0.03)           --            --         (0.03)          --
                                                    ------------------------------------      -----------------------------------
Total dividends and distributions ...............      (0.23)        (0.45)        (0.39)        (0.23)        (0.45)       (0.39)
                                                    ------------------------------------      -----------------------------------
Net asset value, end of period ..................   $   9.72      $  10.80      $  11.13      $   9.73      $  10.81     $  11.14
                                                    ====================================      =====================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................      (7.98)% 4      1.09% 4       1.48% 4      (7.98)% 4      1.07% 4      1.49% 4
                                                    ====================================      =====================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 5 ............................       0.85% 6       0.82% 6       0.84% 6       0.85% 6       0.84% 6      0.83% 6
                                                    ====================================      =====================================
Total expenses after waiver and fees paid
  indirectly ....................................       0.89% 6       1.12% 6       1.29% 6       0.89% 6       1.14% 6      1.28% 6
                                                    ====================================      =====================================
Total expenses ..................................       0.96% 6       1.17% 6       1.37% 6       0.98% 6       1.21% 6      1.39% 6
                                                    ====================================      =====================================
Net investment income ...........................       4.17% 6       4.57% 6       4.27% 6       4.17% 6       4.59% 6      4.28% 6
                                                    ====================================      =====================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................   $  2,525      $  2,435      $  3,316      $ 26,321      $ 28,827     $ 27,782
                                                    ====================================      =====================================
Portfolio turnover ..............................          7%           44%           46%            7%           44%          46%
                                                    ====================================      =====================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              71

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                 Investor A1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.81     $  11.14     $  11.20     $  11.41     $  11.13     $  11.05     $  11.17
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.22         0.44         0.50         0.49         0.50         0.51         0.53
Net realized and unrealized gain (loss) .      (1.07)       (0.31)       (0.07)       (0.26)        0.28         0.08        (0.12)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.85)        0.13         0.43         0.23         0.78         0.59         0.41
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.23)       (0.43)       (0.49)       (0.44)       (0.50)       (0.51)       (0.53)
    Net realized gain ...................         --        (0.03)          --           --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.23)       (0.46)       (0.49)       (0.44)       (0.50)       (0.51)       (0.53)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.73     $  10.81     $  11.14     $  11.20     $  11.41     $  11.13     $  11.05
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (7.91)% 3     1.19% 3      3.81%        2.49%        7.16%        5.37%        3.69%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.70% 5      0.70% 5      0.76%        0.98%        1.01%        0.98%        0.98%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.75% 5      0.99% 5      1.21%        1.32%        1.23%        1.06%        1.10%
                                            ======================================================================================
Total expenses ..........................       0.84% 5      1.08% 5      1.28%        1.33%        1.24%        1.08%        1.11%
                                            ======================================================================================
Net investment income ...................       4.32% 5      4.74% 5      4.40%        4.34%        4.45%        4.50%        4.69%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 22,105     $ 25,560     $ 27,931     $ 26,987     $ 26,024     $ 25,432     $ 23,460
                                            ======================================================================================
Portfolio turnover ......................          7%          44%          46%          23%          32%          58%          30%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


72              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                                        Investor B
                                                                                        ------------------------------------------
                                                                                        Six Months       Period          Period
                                                                                          Ended          August 1,     October 2,
                                                                                        November 30,     2007 to       2006 1 to
                                                                                           2008           May 31,       July 31,
                                                                                        (Unaudited)        2008           2007
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.80     $    11.13     $    11.35
                                                                                        ------------------------------------------
Net investment income 2 ..............................................................         0.18           0.37           0.33
Net realized and unrealized loss .....................................................        (1.07)         (0.31)         (0.22)
                                                                                        ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.89)          0.06           0.11
                                                                                        ------------------------------------------
Dividends and distributions from:
    Net investment income ............................................................        (0.19)         (0.36)         (0.33)
    Net realized gain ................................................................           --          (0.03)            --
                                                                                        ------------------------------------------
Total dividends and distributions ....................................................        (0.19)         (0.39)         (0.33)
                                                                                        ------------------------------------------
Net asset value, end of period .......................................................   $     9.72     $    10.80     $    11.13
                                                                                        ==========================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.32)% 4       0.57% 4        0.93% 4
                                                                                        ==========================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.58% 6        1.45% 6        1.51% 6
                                                                                        ==========================================
Total expenses after waiver and fees paid indirectly .................................         1.63% 6        1.74% 6        1.96% 6
                                                                                        ==========================================
Total expenses .......................................................................         1.75% 6        1.86% 6        2.19% 6
                                                                                        ==========================================
Net investment income ................................................................         3.42% 6        3.99% 6        3.60% 6
                                                                                        ==========================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    1,731     $    3,447     $    5,206
                                                                                        ==========================================
Portfolio turnover ...................................................................            7%            44%            46%
                                                                                        ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              73

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                 Investor B1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.79     $  11.13     $  11.18     $  11.39     $  11.12     $  11.03     $  11.16
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.20         0.40         0.45         0.44         0.46         0.46         0.49
Net realized and unrealized gain (loss) .      (1.06)       (0.32)       (0.06)       (0.21)        0.27         0.09        (0.14)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.86)        0.08         0.39         0.23         0.73         0.55         0.35
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.21)       (0.39)       (0.44)       (0.44)       (0.46)       (0.46)       (0.48)
    Net realized gain ...................         --        (0.03)          --           --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.21)       (0.42)       (0.44)       (0.44)       (0.46)       (0.46)       (0.48)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.72     $  10.79     $  11.13     $  11.18     $  11.39     $  11.12     $  11.03
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (8.02)% 3     0.76% 3      3.49%        2.07%        6.63%        5.04%        3.18%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       1.10% 5      1.10% 5      1.17%        1.39%        1.42%        1.38%        1.39%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.14% 5      1.39% 5      1.62%        1.73%        1.64%        1.47%        1.51%
                                            ======================================================================================
Total expenses ..........................       1.24% 5      1.47% 5      1.70%        1.74%        1.65%        1.48%        1.52%
                                            ======================================================================================
Net investment income ...................       3.91% 5      4.34% 5      4.00%        3.93%        4.05%        4.09%        4.31%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $  7,661     $  9,984     $ 12,856     $ 18,402     $ 23,965     $ 28,749     $ 43,099
                                            ======================================================================================
Portfolio turnover ......................          7%          44%          46%          23%          32%          58%          30%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


74              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                                        Investor C
                                                                                         ------------------------------------------
                                                                                         Six Months       Period          Period
                                                                                           Ended          August 1,     October 2,
                                                                                         November 30,     2007 to       2006 1 to
                                                                                            2008           May 31,       July 31,
                                                                                         (Unaudited)        2008           2007
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................   $    10.80     $    11.14     $    11.35
                                                                                         ------------------------------------------
Net investment income 2 ..............................................................         0.18           0.35           0.30
Net realized and unrealized loss .....................................................        (1.06)         (0.31)         (0.19)
                                                                                         ------------------------------------------
Net increase (decrease) from investment operations ...................................        (0.88)          0.04           0.11
                                                                                         ------------------------------------------
Dividends and distributions from:
    Net investment income ............................................................        (0.19)         (0.35)         (0.32)
    Net realized gain ................................................................           --          (0.03)            --
                                                                                         ------------------------------------------
Total dividends and distributions ....................................................        (0.19)         (0.38)         (0.32)
                                                                                         ------------------------------------------
Net asset value, end of period .......................................................   $     9.73     $    10.80     $    11.14
                                                                                         ==========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................        (8.24)% 4       0.34% 4        0.95% 4
                                                                                         ==========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ..............................................         1.60% 6        1.59% 6        1.60% 6
                                                                                         ==========================================
Total expenses after waiver and fees paid indirectly .................................         1.65% 6        1.89% 6        2.04% 6
                                                                                         ==========================================
Total expenses .......................................................................         1.72% 6        1.96% 6        2.15% 6
                                                                                         ==========================================
Net investment income ................................................................         3.42% 6        3.83% 6        3.53% 6
                                                                                         ==========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................   $    7,568     $    7,166     $    4,160
                                                                                         ==========================================
Portfolio turnover ...................................................................            7%            44%            46%
                                                                                         ==========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              75

Financial Highlights (continued)      BlackRock Pennsylvania Municipal Bond Fund

                                                                                 Investor C1
                                          -----------------------------------------------------------------------------------------
                                           Six Months     Period
                                             Ended       August 1,
                                          November 30,    2007 to                           Year Ended July 31,
                                             2008         May 31,     -------------------------------------------------------------
                                          (Unaudited)      2008          2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.79     $  11.13     $  11.19     $  11.39     $  11.12     $  11.03     $  11.16
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.20         0.39         0.44         0.43         0.45         0.45         0.47
Net realized and unrealized gain (loss) .      (1.06)       (0.32)       (0.07)       (0.20)        0.26         0.09        (0.13)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.86)        0.07         0.37         0.23         0.71         0.54         0.34
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.21)       (0.38)       (0.43)       (0.43)       (0.44)       (0.45)       (0.47)
    Net realized gain ...................         --        (0.03)          --           --           --           --           --
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.21)       (0.41)       (0.43)       (0.43)       (0.44)       (0.45)       (0.47)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.72     $  10.79     $  11.13     $  11.19     $  11.39     $  11.12     $  11.03
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (8.06)% 3     0.68% 3      3.29%        2.06%        6.53%        4.93%        3.07%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       1.20% 5      1.20% 5      1.26%        1.48%        1.52%        1.49%        1.49%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.25% 5      1.49% 5      1.71%        1.82%        1.74%        1.57%        1.61%
                                            ======================================================================================
Total expenses ..........................       1.32% 5      1.56% 5      1.77%        1.84%        1.75%        1.59%        1.62%
                                            ======================================================================================
Net investment income ...................       3.82% 5      4.24% 5      3.90%        3.83%        3.94%        3.99%        4.18%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 11,046     $ 12,736     $ 15,327     $ 15,642     $ 13,626     $ 13,260     $ 13,309
                                            ======================================================================================
Portfolio turnover ......................          7%          44%          46%          23%          32%          58%          30%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


76              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)           BlackRock Intermediate Municipal Fund

                                                                                Institutional
                                           ---------------------------------------------------------------------------------------
                                           Six Months      Period
                                              Ended      November 1,
                                           November 30,   2007 to                         Year Ended October 31,
                                              2008         May 31,    -------------------------------------------------------------
                                           (Unaudited)      2008         2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.13     $  10.17     $  10.28     $  10.36     $  10.76     $  10.71     $  10.69
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.18         0.23         0.39         0.37         0.38         0.40         0.40
Net realized and unrealized gain (loss) .      (0.72)       (0.04)       (0.12)        0.13        (0.34)        0.08         0.10
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.54)        0.19         0.27         0.50         0.04         0.48         0.50
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.18)       (0.23)       (0.38)       (0.37)       (0.38)       (0.40)       (0.41)
    Net realized gain ...................         --           --           --        (0.21)       (0.06)       (0.03)       (0.07)
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.18)       (0.23)       (0.38)       (0.58)       (0.44)       (0.43)       (0.48)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.41     $  10.13     $  10.17     $  10.28     $  10.36     $  10.76     $  10.71
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (5.34)% 3     1.85% 3      2.69%        4.96%        0.40%        4.57%        4.77%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.72% 5      0.75% 5      0.75%        0.73%        0.74%        0.79%        0.85%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.79% 5      0.84% 5      0.98%        1.11%        1.00%        0.91%        0.94%
                                            ======================================================================================
Total expenses ..........................       0.84% 5      0.89% 5      1.03%        1.16%        1.05%        0.94%        0.96%
                                            ======================================================================================
Net investment income ...................       3.62% 5      3.82% 5      3.81%        3.61%        3.63%        3.76%        3.80%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 86,024     $114,012     $120,499     $ 99,678     $100,831     $ 78,777     $ 44,372
                                            ======================================================================================
Portfolio turnover ......................          3%          32%          54%         102%         162%         176%         179%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              77

Financial Highlights (continued)        BlackRock Intermediate Municipal Fund

                                                                                                    Investor A
                                                                             ------------------------------------------------------
                                                                             Six Months      Period                       Period
                                                                               Ended        November 1,                  October 2,
                                                                             November 30,    2007 to      Year Ended     2006 1 to
                                                                                2008          May 31,     October 31,   October 31,
                                                                             (Unaudited)       2008          2007          2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................   $   10.13     $   10.16     $   10.27     $   10.26
                                                                              -----------------------------------------------------
Net investment income 2 ...................................................        0.16          0.22          0.36          0.02
Net realized and unrealized gain (loss) ...................................       (0.72)        (0.04)        (0.11)         0.02
                                                                              -----------------------------------------------------
Net increase (decrease) from investment operations ........................       (0.56)         0.18          0.25          0.04
                                                                              -----------------------------------------------------
Dividends from net investment income ......................................       (0.17)        (0.21)        (0.36)        (0.03)
                                                                              -----------------------------------------------------
Net asset value, end of period ............................................   $    9.40     $   10.13     $   10.16     $   10.27
                                                                              =====================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................................       (5.55)% 4      1.82% 4       2.43%         0.36% 4
                                                                              =====================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ...................................        0.95% 6       0.97% 6       1.01%         0.97% 6
                                                                              =====================================================
Total expenses after waiver and fees paid indirectly ......................        1.02% 6       1.06% 6       1.23%         1.34% 6
                                                                              =====================================================
Total expenses ............................................................        1.07% 6       1.11% 6       1.28%         1.39% 6
                                                                              =====================================================
Net investment income .....................................................        3.40% 6       3.60% 6       3.54%         3.08% 6
                                                                              =====================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................................   $   5,756     $   5,585     $   2,786     $     160
                                                                              =====================================================
Portfolio turnover ........................................................           3%           32%           54%          102%
                                                                              =====================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


78              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (continued)           BlackRock Intermediate Municipal Fund

                                                                                 Investor A1
                                           ---------------------------------------------------------------------------------------
                                           Six Months      Period
                                              Ended      November 1,
                                           November 30,   2007 to                         Year Ended October 31,
                                              2008         May 31,    -------------------------------------------------------------
                                           (Unaudited)      2008         2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.13     $  10.16     $  10.28     $  10.35     $  10.76     $  10.71     $  10.69
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.17         0.22         0.38         0.35         0.38         0.39         0.40
Net realized and unrealized gain (loss) .      (0.71)       (0.03)       (0.13)        0.15        (0.36)        0.08         0.09
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.54)        0.19         0.25         0.50         0.02         0.47         0.49
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.18)       (0.22)       (0.37)       (0.36)       (0.37)       (0.39)       (0.40)
    Net realized gain ...................         --           --           --        (0.21)       (0.06)       (0.03)       (0.07)
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.18)       (0.22)       (0.37)       (0.57)       (0.43)       (0.42)       (0.47)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.41     $  10.13     $  10.16     $  10.28     $  10.35     $  10.76     $  10.71
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (5.39)% 3     1.89% 3      2.49%        4.96%        0.20%        4.47%        4.68%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       0.81% 5      0.85% 5      0.84%        0.83%        0.84%        0.89%        0.95%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       0.89% 5      0.94% 5      1.07%        1.20%        1.11%        1.01%        1.04%
                                            ======================================================================================
Total expenses ..........................       0.94% 5      0.99% 5      1.12%        1.25%        1.16%        1.04%        1.06%
                                            ======================================================================================
Net investment income ...................       3.53% 5      3.71% 5      3.71%        3.50%        3.54%        3.66%        3.70%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $ 49,604     $ 56,928     $ 60,208     $ 71,327     $ 48,524     $ 55,128     $ 51,786
                                            ======================================================================================
Portfolio turnover ......................          3%          32%          54%         102%         162%         176%         179%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
5     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              79

Financial Highlights (continued)           BlackRock Intermediate Municipal Fund

                                                                                 Investor B
                                           ---------------------------------------------------------------------------------------
                                           Six Months      Period
                                              Ended      November 1,
                                           November 30,   2007 to                         Year Ended October 31,
                                              2008         May 31,    -------------------------------------------------------------
                                           (Unaudited)      2008         2007         2006         2005         2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....   $  10.13     $  10.17     $  10.28     $  10.36     $  10.76     $  10.71     $  10.69
                                            --------------------------------------------------------------------------------------
Net investment income 1 .................       0.16         0.21         0.36         0.34         0.35         0.37         0.38
Net realized and unrealized gain (loss) .      (0.71)       (0.04)       (0.12)        0.15        (0.34)        0.08         0.09
                                            --------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations ............................      (0.55)        0.17         0.24         0.49         0.01         0.45         0.47
                                            --------------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ...............      (0.17)       (0.21)       (0.35)       (0.36)       (0.35)       (0.37)       (0.38)
    Net realized gain ...................         --           --           --        (0.21)       (0.06)       (0.03)       (0.07)
                                            --------------------------------------------------------------------------------------
Total dividends and distributions .......      (0.17)       (0.21)       (0.35)       (0.57)       (0.41)       (0.40)       (0.45)
                                            --------------------------------------------------------------------------------------
Net asset value, end of period ..........   $   9.41     $  10.13     $  10.17     $  10.28     $  10.36     $  10.76     $  10.71
                                            ======================================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ................      (5.49)% 3     1.66% 3      2.36%        4.64%        0.08%        4.24%        4.46%
                                            ======================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid
  indirectly and excluding interest
  expense and fees 4 ....................       1.04% 5      1.06% 5      1.06%        1.05%        1.05%        1.10%        1.17%
                                            ======================================================================================
Total expenses after waiver and fees paid
  indirectly ............................       1.11% 5      1.15% 5      1.29%        1.42%        1.32%        1.22%        1.26%
                                            ======================================================================================
Total expenses ..........................       1.16% 5      1.20% 5      1.34%        1.47%        1.37%        1.25%        1.27%
                                            ======================================================================================
Net investment income ...................       3.30% 5      3.50% 5      3.50%        3.30%        3.34%        3.45%        3.48%
                                            ======================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .........   $  5,199     $  6,186     $  6,920     $  9,760     $ 14,982     $ 21,623     $ 28,678
                                            ======================================================================================
Portfolio turnover ......................          3%          32%          54%         102%         162%         176%         179%
                                            ======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
5     Annualized.

See Notes to Financial Statements.


80              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Financial Highlights (concluded)           BlackRock Intermediate Municipal Fund

                                                                                                  Investor C
                                                                             ------------------------------------------------------
                                                                             Six Months      Period                       Period
                                                                               Ended        November 1,                  October 2,
                                                                             November 30,    2007 to      Year Ended     2006 1 to
                                                                                2008          May 31,     October 31,   October 31,
                                                                             (Unaudited)       2008          2007          2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ......................................   $   10.13     $   10.17     $   10.28     $   10.26
                                                                              -----------------------------------------------------
Net investment income 2 ...................................................        0.13          0.17          0.28          0.01
Net realized and unrealized gain (loss) ...................................       (0.71)        (0.04)        (0.11)         0.03
                                                                              -----------------------------------------------------
Net increase (decrease) from investment operations ........................       (0.58)         0.13          0.17          0.04
                                                                              -----------------------------------------------------
Dividends from net investment income ......................................       (0.14)        (0.17)        (0.28)        (0.02)
                                                                              -----------------------------------------------------
Net asset value, end of period ............................................   $    9.41     $   10.13     $   10.17     $   10.28
                                                                              =====================================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..................................................       (5.81)% 4      1.27% 4       1.67%         0.40% 4
                                                                              =====================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and fees paid indirectly and
  excluding interest expense and fees 5 ...................................        1.71% 6       1.75% 6       1.75%         1.73% 6
                                                                              =====================================================
Total expenses after waiver and fees paid indirectly ......................        1.78% 6       1.83% 6       1.98%         2.09% 6
                                                                              =====================================================
Total expenses ............................................................        1.83% 6       1.88% 6       2.03%         2.14% 6
                                                                              =====================================================
Net investment income .....................................................        2.65% 6       2.82% 6       2.79%         2.36% 6
                                                                              =====================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ...........................................   $   7,633     $   4,341     $   2,074     $     207
                                                                              =====================================================
Portfolio turnover ........................................................           3%           32%           54%          102%
                                                                              =====================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effect of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6     Annualized.

See Notes to Financial Statements.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              81

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (referred to as the "Funds" or individually as the "Fund"), are registered under the Investment Company Act of 1940, as amended (the "1940 Act"). BlackRock California Insured Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust are organized as Massachusetts business trusts. The Funds' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. Institutional and Service Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1, Investor B, Investor B1 and Investor C1 Shares are not generally available except for dividend and capital gains reinvestment. Shares of Investor B, Investor B1, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the
Funds:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued utilizing quotes received daily by each Fund's pricing service, or through brokers. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various portfolio investment strategies to increase the return of the Funds and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under contract.

o Financial futures contracts -- The Funds may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage their interest rate risk. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

o Forward interest rate swaps -- The Funds may enter into forward interest rate swaps for investment purposes. In a forward interest rate swap, the Funds and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Forward interest rate swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the forward interest rate swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis


82              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008
      in the contract, if any. Forward interest rate swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions. The Funds generally intend to close each forward interest rate swap before the accrual date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delay-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds may leverage their assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Funds have contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Funds. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Funds, which typically invests the cash in additional municipal securities. Each Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in each Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability for trust certificates.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At November 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liability for trust certificates and the range of interest rates on the trust certificates were as follows:

--------------------------------------------------------------------------------
                                      Underlying
                                      Municipal     Liability
                                      Securities       for           Range of
                                     Transferred      Trust          Interest
                                       to TOBs     Certificates       Rates
--------------------------------------------------------------------------------
BlackRock California Insured
  Municipal Bond Fund ............   $16,710,409   $10,933,523   2.428% - 2.718%
BlackRock Florida Municipal
  Bond Fund ......................   $ 5,164,413   $ 2,320,000            2.455%
BlackRock New Jersey
  Municipal Bond Fund ............   $ 1,910,673   $ 1,075,000            2.988%
--------------------------------------------------------------------------------

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when short-term interest rates rise, but tend to outperform the market for fixed rate bonds when short-term interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds' investment in TOBs likely will adversely affect the Funds' investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Funds' net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Fund segregate assets in connection with certain investments (e.g., when-issued securities, financial futures contracts and swaps), each Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Funds may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and swaps).


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              83

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recorded on the accrual basis. The Funds amortize all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds' U.S. federal tax returns remains open for the years ended August 31, 2005 through August 31, 2007 for California Insured Municipal Bond Fund, July 31, 2005 through July 31, 2007 for Florida, New Jersey, and Pennsylvania Municipal Bond Funds, and October 31, 2005 through October 31, 2007 for Intermediate Municipal Fund. The statutes of limitations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch"), a wholly owned subsidiary of Bank of America Corporation ("BAC"), and The PNC Financial Services Group, Inc. ("PNC") are the largest stockholders of BlackRock, Inc.

The Advisor is responsible for the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Funds. For such services, BlackRock California Insured Municipal Bond Fund, BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Advisor a monthly fee based upon the average daily value of each Fund's net assets at the following annual rates: 0.55% of each Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion. Intermediate Municipal Fund pays the Advisor a monthly fee at an annual rate of 0.55% of the average daily value of its net assets.

The Advisor, with respect to BlackRock New Jersey Municipal Bond Fund, has voluntarily agreed to waive fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) as follows: 0.85% (for Service and Investor A Shares), 0.70% (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares).

The Advisor, with respect to BlackRock Pennsylvania Municipal Bond Fund, has voluntarily agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class (excluding interest expense) in order to limit expenses as follows: 0.85% (for Service and Investor A Shares), 0.70% (for Investor A1 Shares), 1.60% (for Investor B and Investor C Shares), 1.10% (for Investor B1 Shares) and 1.20% (for Investor C1 Shares).

The Advisor, with respect to BlackRock Intermediate Municipal Fund, has contractually agreed to waive 0.05% of the average daily value of the Fund's net assets.


84              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

For the six months ended November 30, 2008, the waivers, which are included in fees waived by advisor on the Statements of Operations, were as follows:

--------------------------------------------------------------------------------
                                                                     Fees Waived
                                                                      by Advisor
--------------------------------------------------------------------------------
BlackRock New Jersey Municipal Bond Fund ..........................    $62,562
BlackRock Pennsylvania Municipal Bond Fund ........................    $26,330
BlackRock Intermediate Municipal Fund .............................    $44,427
--------------------------------------------------------------------------------

For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Advisor may reduce or discontinue these arrangements at any time without notice.

The Advisor has also agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Advisor on the Statements of Operations. For the six months ended November 30, 2008 the amounts were as follows:

--------------------------------------------------------------------------------
                                                                     Fees Waived
                                                                      by Advisor
--------------------------------------------------------------------------------
BlackRock California Insured Municipal Bond Fund ..................    $31,433
BlackRock Florida Municipal Bond Fund .............................    $ 1,959
BlackRock New Jersey Municipal Bond Fund ..........................    $11,583
BlackRock Pennsylvania Municipal Bond Fund ........................    $65,432
BlackRock Intermediate Municipal Fund .............................    $ 2,125
--------------------------------------------------------------------------------

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the six months ended November 30, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

--------------------------------------------------------------------------------
                                                                   Reimbursement
                                                                      to Advisor
--------------------------------------------------------------------------------
BlackRock California Insured Municipal Bond Fund ..................    $2,845
BlackRock Florida Municipal Bond Fund .............................    $  710
BlackRock New Jersey Municipal Bond Fund ..........................    $2,292
BlackRock Pennsylvania Municipal Bond Fund ........................    $4,571
BlackRock Intermediate Municipal Fund .............................    $1,422
--------------------------------------------------------------------------------

Effective October 1, 2008, each Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, Inc. ("BII"), which replaced FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") as sole distributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                       Service Fees
--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Service ......      --           --       0.25%          0.25%            --
Investor A ...    0.25%        0.25%      0.25%          0.25%          0.25%
Investor A1 ..    0.10%        0.10%      0.10%          0.10%          0.10%
Investor B ...    0.25%        0.25%      0.25%          0.25%          0.20%
Investor B1 ..      --           --       0.25%          0.25%            --
Investor C ...    0.25%        0.25%      0.25%          0.25%          0.25%
Investor C1 ..    0.25%        0.25%      0.25%          0.25%            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      Distribution Fees
--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Investor B ...    0.25%        0.25%      0.75%          0.75%          0.10%
Investor B1 ..      --           --       0.25%          0.25%            --
Investor C ...    0.75%        0.75%      0.75%          0.75%          0.75%
Investor C1 ..    0.35%        0.35%      0.35%          0.35%            --
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              85

For the six months ended November 30, 2008, affiliates earned underwriting discounts and direct commissions and dealer concessions on sales of each of the Funds' Investor A Shares, which totaled as follows:

--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Investor A ...    $52,221     $ 9,895     $13,806        $32,992      $21,516
--------------------------------------------------------------------------------

For the six months ended November 30, 2008, affiliates received contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares as follows:

--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Investor B ...    $9,076      $2,616      $1,757          $1,984        $  420
Investor B1 ..        --          --      $3,426          $  540            --
Investor C ...    $3,646      $  183      $   72          $  979        $1,869
Investor C1 ..        --      $    1          --          $  394            --
--------------------------------------------------------------------------------
      These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A and Investor A1 Shares as follows:

--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Investor A ...    $4,552        --        $  344              --          --
Investor A1 ..    $   32        --            --          $  120          --
--------------------------------------------------------------------------------

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds' transfer agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended November 30, 2008, the Funds paid the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

--------------------------------------------------------------------------------
BlackRock California Insured Municipal Bond Fund ....................    $49,673
BlackRock Florida Municipal Bond Fund ...............................    $14,383
BlackRock New Jersey Municipal Bond Fund ............................    $17,587
BlackRock Pennsylvania Municipal Bond Fund ..........................    $15,163
BlackRock Intermediate Municipal Fund ...............................    $35,381
--------------------------------------------------------------------------------

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the six months ended November 30, 2008, the Funds earned income, which is included in income -- affiliated in the Statements of Operations, as follows:

--------------------------------------------------------------------------------
BlackRock California Insured Municipal Bond Fund .....................    $  104
BlackRock Florida Municipal Bond Fund ................................    $   32
BlackRock New Jersey Municipal Bond Fund .............................    $1,199
BlackRock Pennsylvania Municipal Bond Fund ...........................    $  178
BlackRock Intermediate Municipal Fund ................................    $   29
--------------------------------------------------------------------------------

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended November 30, 2008, the following amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                      Call Center Fees
--------------------------------------------------------------------------------
                BlackRock
                California   BlackRock   BlackRock      BlackRock     BlackRock
                 Insured      Florida    New Jersey   Pennsylvania  Intermediate
                Municipal    Municipal   Municipal      Municipal     Municipal
                Bond Fund    Bond Fund   Bond Fund      Bond Fund       Fund
--------------------------------------------------------------------------------
Institutional     $  207      $  114      $  540          $1,386        $  399
Service ......        --          --      $  405          $   35            --
Investor A ...    $  156      $   30      $  264          $  426        $   54
Investor A1 ..    $2,052      $  444      $  426          $  342        $  486
Investor B ...    $  336      $  126      $  138          $   60        $   60
Investor B1 ..        --          --      $  132          $   96            --
Investor C ...    $   84      $   24      $  102          $   84        $   35
Investor C1 ..    $  258      $   96      $  114          $   90            --
--------------------------------------------------------------------------------

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statements of Operations as fees paid indirectly.


86              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds' Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                       Purchases        Sales
--------------------------------------------------------------------------------
BlackRock California Insured Municipal Bond Fund .    $42,165,897    $73,595,177
BlackRock Florida Municipal Bond Fund ............    $ 4,819,627    $22,755,242
BlackRock New Jersey Municipal Bond Fund .........    $19,390,462    $16,766,303
BlackRock Pennsylvania Municipal Bond Fund .......    $37,345,389    $81,536,933
BlackRock Intermediate Municipal Fund ............    $ 5,333,340    $32,617,536
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

The Funds, along with certain other funds managed by the Advisor and its affiliates, are party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Funds pay a commitment fee of 0.08% per annum based on the Funds' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Funds did not borrow under the credit agreement during the six months ended November 30, 2008.

5. Capital Loss Carryforward:

As of May 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expirations dates:

--------------------------------------------------------------------------------
          BlackRock
          California     BlackRock       BlackRock     BlackRock      BlackRock
           Insured        Florida       New Jersey   Pennsylvania   Intermediate
Expires   Municipal      Municipal       Municipal     Municipal      Municipal
May 31,   Bond Fund      Bond Fund       Bond Fund     Bond Fund        Fund
--------------------------------------------------------------------------------
2009 ..  $   452,651    $ 1,615,545    $ 5,171,785    $ 7,394,638             --
2010 ..           --             --      2,530,579     15,329,699             --
2011 ..           --             --      2,693,662             --             --
2012 ..           --             --        724,595     10,121,753             --
2014 ..           --         48,027                    127,616 --    $   985,935
2016 ..           --                    259,851 --             --             --
         -----------------------------------------------------------------------
Total    $   452,651    $ 1,923,423    $11,248,237    $32,846,090    $   985,935
         =======================================================================

6. Concentration Risk:

Each Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

7. Plan of Reorganization:

On October 10, 2008 and January 20, 2009, the Board and shareholders, respectively, approved a plan of reorganization for the BlackRock Florida Municipal Bond Fund. Subject to certain other conditions, BlackRock National Municipal Fund will acquire substantially all of the assets and assume substantially all of the liabilities of BlackRock Florida Municipal Bond Fund in exchange for newly issued shares of BlackRock National Municipal Fund. The reorganization is expected to be completed in February 2009.

8. Capital Share Transactions:

Transactions in shares for each class were as follows:

                                              Six Months Ended            Period September 1, 2007                Year Ended
                                              November 30, 2008                to May 31, 2008                 August 31, 2007
BlackRock California Insured             --------------------------      --------------------------      --------------------------
Municipal Bond Fund                         Shares         Amount           Shares        Amount            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        383,247    $  4,148,720       1,019,604    $ 11,436,511         998,306    $ 11,419,664
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         42,960         460,299          66,577         746,718          84,015         964,317
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        426,207       4,609,019       1,086,181      12,183,229       1,082,321      12,383,981
Shares redeemed ....................       (799,970)     (8,607,926)     (1,224,090)    (13,749,338)       (603,972)     (6,934,638)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............       (373,763)   $ (3,998,907)       (137,909)   $ (1,566,109)        478,349    $  5,449,343
                                         ==========================      ==========================      ==========================


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              87

                                              Six Months Ended             Period September 1, 2007        Period October 2, 2006+
                                              November 30, 2008                to May 31, 2008                to August 31, 2007
BlackRock California Insured             --------------------------      --------------------------      --------------------------
Municipal Bond Fund (continued)             Shares         Amount           Shares        Amount            Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................      1,032,527    $ 11,008,706       1,022,253    $ 11,533,525       1,216,192    $ 13,949,168
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         25,851         275,333          25,706         287,800          12,356         140,773
                                         --------------------------      --------------------------      --------------------------
Total issued .......................      1,058,378      11,284,039       1,047,959      11,821,325       1,228,548      14,089,941
Shares redeemed ....................       (395,821)     (4,218,734)       (343,870)     (3,884,326)       (121,820)     (1,388,133)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................        662,557    $  7,065,305         704,089    $  7,936,999       1,106,728    $ 12,701,808
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                 Year Ended
                                                                                                              August 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        232,170    $  2,528,265         583,521    $  6,581,626       1,086,250    $ 12,439,838
Shares issued to shareholders in
  reinvestment of dividends and
  distributions and the automatic
  conversion of shares .............        187,807       2,011,202         287,322       3,223,660         473,724       5,442,067
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        419,977       4,539,467         870,843       9,805,286       1,559,974      17,881,905
Shares redeemed ....................     (1,481,772)    (15,812,195)     (2,482,744)    (27,961,285)     (2,737,542)    (31,403,844)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................     (1,061,795)   $(11,272,728)     (1,611,901)   $(18,155,999)     (1,177,568)   $(13,521,939)
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         24,499    $    262,040          20,969    $    236,900          46,014    $    530,825
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         23,560         252,647          42,229         474,231          76,329         877,612
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         48,059         514,687          63,198         711,131         122,343       1,408,437
Shares redeemed and the automatic
  conversion of shares .............       (483,688)     (5,257,931)       (958,835)    (10,815,680)     (1,925,123)    (22,087,142)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (435,629)   $ (4,743,244)       (895,637)   $(10,104,549)     (1,802,780)   $(20,678,705)
                                         ==========================      ==========================      ==========================

                                                                                                           Period October 2, 2006+
                                                                                                              to August 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        272,364    $  2,969,196         436,606    $  4,939,226         502,743    $  5,775,905
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          9,431         100,867          10,339         115,788           4,391          50,075
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        281,795       3,070,063         446,945       5,055,014         507,134       5,825,980
Shares redeemed ....................       (125,639)     (1,328,842)        (90,900)     (1,022,075)        (23,248)       (265,556)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................        156,156    $  1,741,221         356,045    $  4,032,939         483,886    $  5,560,424
                                         ==========================      ==========================      ==========================

+     Commencement of operations.


88              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                              Six Months Ended            Period September 1, 2007               Year Ended
                                              November 30, 2008               to May 31, 2008                 August 31, 2007
BlackRock California Insured             --------------------------      --------------------------      --------------------------
Municipal Bond Fund (concluded)             Shares        Amount            Shares        Amount            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................             79    $        894             110    $      1,188          53,190    $    613,301
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         27,614         295,795          46,611         522,957          71,976         826,936
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         27,693         296,689          46,721         524,145         125,166       1,440,237
Shares redeemed ....................       (317,799)     (3,387,605)       (297,503)     (3,355,600)       (588,371)     (6,750,158)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (290,106)   $ (3,090,916)       (250,782)   $ (2,831,455)       (463,205)   $ (5,309,921)
                                         ==========================      ==========================      ==========================


                                                                           Period August 1, 2007                   Year Ended
                                                                              to May 31, 2008                    July 31, 2007
BlackRock Florida Municipal                                              --------------------------      --------------------------
Bond Fund                                                                   Shares        Amount            Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        123,272    $  1,140,984         231,501    $  2,323,254         291,385    $  3,030,158
Shares issued to shareholders in
  reinvestment of dividends ........         17,597         163,454          30,667         305,633          36,193         375,732
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        140,869       1,304,438         262,168       2,628,887         327,578       3,405,890
Shares redeemed ....................       (381,404)     (3,546,768)       (505,981)     (5,071,650)       (535,478)     (5,561,470)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (240,535)   $ (2,242,330)       (243,813)   $ (2,442,763)       (207,900)   $ (2,155,580)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                              to July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         41,980    $    409,473          90,586    $    913,634         335,598    $  3,480,112
Shares issued to shareholders in
  reinvestment of dividends ........          7,257          66,956          11,244         111,781           5,488          56,511
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         49,237         476,429         101,830       1,025,415         341,086       3,536,623
Shares redeemed ....................        (25,285)       (242,913)        (53,043)       (533,097)        (22,763)       (233,843)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................         23,952    $    233,516          48,787    $    492,318         318,323    $  3,302,780
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                  Year Ended
                                                                                                                July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............         82,871    $    776,748         178,553    $  1,794,466         354,742    $  3,666,377
Shares issued to shareholders in
  reinvestment of dividends ........         34,852         322,564          58,452         581,543          75,542         782,889
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        117,723       1,099,312         237,005       2,376,009         430,284       4,449,266
Shares redeemed ....................       (297,943)     (2,764,415)       (493,146)     (4,939,463)     (1,137,514)    (11,821,822)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (180,220)   $ (1,665,103)       (256,141)   $ (2,563,454)       (707,230)   $ (7,372,556)
                                         ==========================      ==========================      ==========================


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              89

                                              Six Months Ended             Period August 1, 2007                Year Ended
                                              November 30, 2008               to May 31, 2008                  July 31, 2007
BlackRock Florida Municipal              --------------------------      --------------------------      --------------------------
Bond Fund (concluded)                       Shares         Amount           Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................          3,966    $     37,650          10,674    $    107,591          19,231    $    199,151
Shares issued to shareholders in
  reinvestment of dividends ........          8,291          77,095          16,925         168,857          27,451         285,087
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         12,257         114,745          27,599         276,448          46,682         484,238
Shares redeemed and automatic
  conversion of shares .............       (236,705)     (2,215,507)       (386,438)     (3,882,846)       (880,448)     (9,135,947)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (224,448)   $ (2,100,762)       (358,839)   $ (3,606,398)       (833,766)   $ (8,651,709)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         15,527    $    146,165         116,586    $  1,160,123         139,623    $  1,445,646
Shares issued to shareholders in
  reinvestment of dividends ........          2,290          21,113           2,208          21,891             691           7,109
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         17,817         167,278         118,794       1,182,014         140,314       1,452,755
Shares redeemed ....................        (13,303)       (124,149)        (20,184)       (200,358)         (2,005)        (20,901)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................          4,514    $     43,129          98,610    $    981,656         138,309    $  1,431,854
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                               July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................              5    $         68             295    $      2,928          90,509    $    934,432
Shares issued to shareholders in
  reinvestment of dividends ........         10,061          93,150          19,312         192,311          26,319         272,746
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         10,066          93,218          19,607         195,239         116,828       1,207,178
Shares redeemed ....................       (110,691)     (1,049,814)       (356,663)     (3,572,661)       (313,232)     (3,237,597)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (100,625)   $   (956,596)       (337,056)   $ (3,377,422)       (196,404)   $ (2,030,419)
                                         ==========================      ==========================      ==========================


                                                                                                          Period October 2, 2006+
                                                                                                              to July 31, 2007
BlackRock New Jersey Municipal                                                                          ---------------------------
Bond Fund                                                                                                  Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................      1,103,709   $  10,971,324       3,069,723   $  31,839,653      15,107,431   $ 161,596,332
Shares issued resulting
  from reorganization ..............             --              --              --              --      12,623,088     136,064,267
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         42,801         416,980          49,499         508,610          47,250         503,184
                                         --------------------------      --------------------------      --------------------------
Total issued .......................      1,146,510      11,388,304       3,119,222      32,348,263      27,777,769     298,163,783
Shares redeemed ....................     (1,629,439)    (16,039,309)     (2,065,929)    (21,547,014)    (14,530,074)   (155,327,851)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............       (482,929)  $  (4,651,005)      1,053,293   $  10,801,249      13,247,695   $ 142,835,932
                                         ==========================      ==========================      ==========================

+     Commencement of operations.


90              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                              Six Months Ended             Period August 1, 2007          Period October 2, 2006+
                                              November 30, 2008               to May 31, 2008                 to July 31, 2007
BlackRock New Jersey Municipal           --------------------------      --------------------------      --------------------------
Bond Fund (continued)                       Shares         Amount           Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................          2,858    $     28,924           8,300    $     87,651         321,331    $  3,432,330
Shares issued resulting
  from reorganization ..............             --              --              --              --       1,277,790      13,770,748
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         15,533         151,381          26,298         272,950          25,159         270,682
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         18,391         180,305          34,598         360,601       1,624,280      17,473,760
Shares redeemed ....................        (93,205)       (932,056)       (126,299)     (1,318,527)       (409,303)     (4,376,910)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............        (74,814)   $   (751,751)        (91,701)   $   (957,926)      1,214,977    $ 13,096,850
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        267,384    $  2,660,114         866,474    $  9,032,690         982,922    $ 10,622,153
Shares issued resulting
  from reorganization ..............             --              --              --              --         642,864       6,934,573
Shares issued to shareholders in
  reinvestment dividends
  and distributions ................         28,357         276,576          32,583         337,989          21,040         226,230
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        295,741       2,936,690         899,057       9,370,679       1,646,826      17,782,956
Shares redeemed ....................       (304,301)     (2,941,534)       (290,020)     (3,016,387)       (164,504)     (1,759,132)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............         (8,560)   $     (4,844)        609,037    $  6,354,292       1,482,322    $ 16,023,824
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                               July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............        114,430    $  1,148,428         189,807    $  1,986,286         333,806    $  3,578,707
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         45,616         444,689          72,762         756,703          86,895         937,248
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        160,046       1,593,117         262,569       2,742,989         420,701       4,515,955
Shares redeemed ....................       (180,097)     (1,746,766)       (304,342)     (3,175,782)       (503,201)     (5,422,697)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................        (20,051)   $   (153,649)        (41,773)   $   (432,793)        (82,500)   $   (906,742)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         35,300    $    337,718          13,627    $    140,745          31,037    $    334,569
Shares issued resulting
  from reorganization ..............             --              --              --              --         955,090      10,293,000
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          9,142          89,374          18,912         196,404          20,550         221,281
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         44,442         427,092          32,539         337,149       1,006,677      10,848,850
Shares redeemed and automatic
  conversion of shares .............       (157,801)     (1,566,519)       (180,860)     (1,881,597)       (191,557)     (2,062,283)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............       (113,359)   $ (1,139,427)       (148,321)   $ (1,544,448)        815,120    $  8,786,567
                                         ==========================      ==========================      ==========================

+     Commencement of operations.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              91

                                              Six Months Ended             Period August 1, 2007                Year Ended
                                              November 30, 2008               to May 31, 2008                  July 31, 2007
BlackRock New Jersey Municipal           --------------------------      --------------------------      --------------------------
Bond Fund (concluded)                       Shares         Amount           Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................             71    $        683              13    $        124          22,341    $    233,261
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         10,791         105,248          20,664         214,695          30,286         326,520
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         10,862         105,931          20,677         214,819          52,627         559,781
Shares redeemed and automatic
  conversion of shares .............       (177,432)     (1,749,510)       (304,749)     (3,188,968)       (531,370)     (5,716,037)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (166,570)   $ (1,643,579)       (284,072)   $ (2,974,149)       (478,743)   $ (5,156,256)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        362,057    $  3,597,874         434,298    $  4,546,033         596,823    $  6,437,766
Shares issued resulting
  from reorganization ..............             --              --              --              --         139,982       1,508,301
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         15,872         153,872          17,195         178,130           8,672          92,924
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        377,929       3,751,746         451,493       4,724,163         745,477       8,038,991
Shares redeemed ....................       (117,426)     (1,148,542)       (119,770)     (1,251,738)        (59,516)       (635,360)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................        260,503    $  2,603,204         331,723    $  3,472,425         685,961    $  7,403,631
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                               July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................          4,945    $     50,160              27    $        245          80,325    $    856,962
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         20,978         204,371          34,254         355,298          43,167         465,414
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         25,923         254,531          34,281         355,543         123,492       1,322,376
Shares redeemed ....................        (64,388)       (631,680)       (221,607)     (2,307,305)       (204,930)     (2,211,606)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................        (38,465)   $   (377,149)       (187,326)   $ (1,951,762)        (81,438)   $   (889,230)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
BlackRock Pennsylvania                                                                                  ---------------------------
Municipal Bond Fund                                                                                        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................      3,031,872   $  31,636,484      10,753,019   $ 117,721,243      45,132,346   $ 505,293,421
Shares issued resulting
  from reorganization ..............             --              --              --              --      46,579,938     526,677,144
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         39,513         403,877          70,280         764,663          51,078         575,901
                                         --------------------------      --------------------------      --------------------------
Total issued .......................      3,071,385      32,040,361      10,823,299     118,485,906      91,763,362   1,032,546,466
Shares redeemed ....................     (3,904,847)    (40,068,827)     (9,612,359)   (105,087,171)    (49,076,517)   (550,101,506)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............       (833,462)  $  (8,028,466)      1,210,940   $  13,398,735      42,686,845   $ 482,444,960
                                         ==========================      ==========================      ==========================

+       Commencement of operations.


92              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

                                              Six Months Ended             Period August 1, 2007          Period October 2, 2006+
                                              November 30, 2008               to May 31, 2008                 to July 31, 2007
BlackRock Pennsylvania                   --------------------------      --------------------------      --------------------------
Municipal Bond Fund (continued)             Shares        Amount            Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Service
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         75,618    $    734,962           2,740    $     29,004         266,284    $  2,996,184
Shares issued resulting
  from reorganization ..............             --              --              --              --         352,040       3,981,223
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          2,537          26,020           5,611          61,073           4,636          52,252
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         78,155         760,982           8,351          90,077         622,960       7,029,659
Shares redeemed ....................        (43,912)       (448,926)        (80,747)       (888,980)       (325,045)     (3,660,436)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............         34,243    $    312,056         (72,396)   $   (798,903)        297,915    $  3,369,223
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............        255,413    $  2,604,819         440,691    $  4,833,165         340,268    $  3,841,878
Shares issued resulting
  from reorganization ..............             --              --              --              --       2,414,744      27,333,039
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         51,053         521,999          88,386         962,685          69,146         779,778
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        306,466       3,126,818         529,077       5,795,850       2,824,158      31,954,695
Shares redeemed ....................       (268,427)     (2,733,324)       (355,046)     (3,892,107)       (330,379)     (3,733,251)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................         38,039    $    393,494         174,031    $  1,903,743       2,493,779    $ 28,221,444
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                               July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............         87,438    $    910,884         143,471    $  1,582,152         269,866    $  3,040,865
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         25,779         263,707          52,853         575,894          58,218         657,469
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        113,217       1,174,591         196,324       2,158,046         328,084       3,698,334
Shares redeemed ....................       (206,193)     (2,085,849)       (338,122)     (3,692,708)       (231,123)     (2,606,866)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............        (92,976)   $   (911,258)       (141,798)   $ (1,534,662)         96,961    $  1,091,468
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................          1,747    $     17,243           5,394    $     60,111          16,950    $    191,566
Shares issued resulting
  from reorganization ..............             --              --              --              --         622,139       7,035,673
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          4,294          44,140          12,635         137,539          13,672         154,119
                                         --------------------------      --------------------------      --------------------------
Total issued .......................          6,041          61,383          18,029         197,650         652,761       7,381,358
Shares redeemed ....................       (147,204)     (1,469,418)       (166,410)     (1,819,279)       (185,063)     (2,085,361)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............       (141,163)   $ (1,408,035)       (148,381)   $ (1,621,629)        467,698    $  5,295,997
                                         ==========================      ==========================      ==========================

+     Commencement of operations.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              93

                                              Six Months Ended              Period August 1, 2007               Year Ended
                                              November 30, 2008                to May 31, 2008                 July 31, 2007
BlackRock Pennsylvania                   --------------------------      --------------------------      --------------------------
Municipal Bond Fund (concluded)             Shares         Amount           Shares         Amount          Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................             --              --              26    $        603           1,997    $     25,143
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          7,783    $     79,413          19,365         210,883          26,808         302,593
                                         --------------------------      --------------------------      --------------------------
Total issued .......................          7,783          79,413          19,391         211,486          28,805         327,736
Shares redeemed and automatic
  conversion of shares .............       (144,314)     (1,489,871)       (249,732)     (2,740,575)       (518,854)     (5,848,065)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (136,531)   $ (1,410,458)       (230,341)   $ (2,529,089)       (490,049)   $ (5,520,329)
                                         ==========================      ==========================      ==========================

                                                                                                          Period October 2, 2006+
                                                                                                             to July 31, 2007
                                                                                                         --------------------------
                                                                                                           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        197,331    $  2,023,518         352,840    $  3,859,791         252,006    $  2,834,147
Shares issued resulting
  from reorganization ..............             --              --              --              --         142,420       1,611,617
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................          9,797          99,998          13,534         147,325           5,227          58,812
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        207,128       2,123,516         366,374       4,007,116         399,653       4,504,576
Shares redeemed ....................        (92,341)       (951,432)        (76,669)       (837,041)        (26,100)       (293,499)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................        114,787    $  1,172,084         289,705    $  3,170,075         373,553    $  4,211,077
                                         ==========================      ==========================      ==========================

+     Commencement of operations.

                                                                                                                Year Ended
                                                                                                               July 31, 2007
                                                                                                         --------------------------
                                                                                                            Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................         10,236    $    105,449           2,124    $     22,732          53,806    $    610,382
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ................         14,501         148,139          29,611         322,296          32,544         367,187
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         24,737         253,588          31,735         345,028          86,350         977,569
Shares redeemed ....................        (67,939)       (704,149)       (229,000)     (2,502,103)       (107,580)     (1,210,314)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................        (43,202)   $   (450,561)       (197,265)   $ (2,157,075)        (21,230)   $   (232,745)
                                         ==========================      ==========================      ==========================

                                                                          Period November 1, 2007                Year Ended
                                                                               to May 31, 2008                October 31, 2007
BlackRock Intermediate                                                   --------------------------      --------------------------
Municipal Fund                                                              Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................      1,500,831    $ 14,800,977       2,395,306    $ 24,477,654       4,555,700    $ 46,355,829
Shares issued to shareholders in
  reinvestment of dividends ........         27,324         267,126          30,064         305,531          47,552         484,344
                                         --------------------------      --------------------------      --------------------------
Total issued .......................      1,528,155      15,068,103       2,425,370      24,783,185       4,603,252      46,840,173
Shares redeemed ....................     (3,636,147)    (35,169,151)     (3,024,414)    (30,876,339)     (2,446,319)    (24,932,556)
                                         --------------------------      --------------------------      --------------------------
Net increase (decrease) ............     (2,107,992)   $(20,101,048)       (599,044)   $ (6,093,154)      2,156,933    $ 21,907,617
                                         ==========================      ==========================      ==========================


94              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Notes to Financial Statements (concluded)

                                              Six Months Ended            Period November 1, 2007                Year Ended
                                              November 30, 2008               to May 31, 2008                 October 31, 2007
BlackRock Intermediate                   --------------------------      --------------------------      --------------------------
Municipal Fund (concluded)                  Shares         Amount           Shares        Amount           Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............        212,170    $  2,065,691         317,235    $  3,251,586         259,672    $  2,652,562
Shares issued to shareholders in
  reinvestment of dividends ........          6,044          59,025           6,201          62,935           3,714          37,721
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        218,214       2,124,716         323,436       3,314,521         263,386       2,690,283
Shares redeemed ....................       (157,559)     (1,523,761)        (46,078)       (467,714)         (4,847)        (49,436)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................         60,655    $    600,955         277,358    $  2,846,807         258,539    $  2,640,847
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1 Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic
  conversion of shares .............         31,418    $    312,355          67,918    $    694,169         106,014    $  1,079,829
Shares issued to shareholders in
  reinvestment of dividends ........         60,687         592,694          71,985         731,542         133,046       1,354,908
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         92,105         905,049         139,903       1,425,711         239,060       2,434,737
Shares redeemed ....................       (438,224)     (4,261,107)       (443,025)     (4,521,733)     (1,254,806)    (12,806,788)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................       (346,119)   $ (3,356,058)       (303,122)   $ (3,096,022)     (1,015,746)   $(10,372,051)
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................          5,586    $     54,110          30,174    $    307,941           8,995    $     91,185
Shares issued to shareholders in
  reinvestment of dividends ........          5,772          56,384           7,689          78,170          15,345         156,359
                                         --------------------------      --------------------------      --------------------------
Total issued .......................         11,358         110,494          37,863         386,111          24,340         247,544
Shares redeemed and automatic
  conversion of shares .............        (69,215)       (682,112)       (107,943)     (1,103,637)       (292,910)     (2,986,145)
                                         --------------------------      --------------------------      --------------------------
Net decrease .......................        (57,857)   $   (571,618)        (70,080)   $   (717,526)       (268,570)   $ (2,738,601)
                                         ==========================      ==========================      ==========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C Shares
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................        427,778    $  4,152,222         269,846    $  2,782,039         209,893    $  2,140,147
Shares issued to shareholders in
  reinvestment of dividends ........          6,661          64,702           7,672          43,108           3,333          33,849
                                         --------------------------      --------------------------      --------------------------
Total issued .......................        434,439       4,216,924         277,518       2,825,147         213,226       2,173,996
Shares redeemed ....................        (51,518)       (500,576)        (52,981)       (541,035)        (29,335)       (297,025)
                                         --------------------------      --------------------------      --------------------------
Net increase .......................        382,921    $  3,716,348         224,537    $  2,284,112         183,891    $  1,876,971
                                         ==========================      ==========================      ==========================

9. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              95

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust (the "California Trust"), the Board of Trustees of BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust (the "Multi-State Trust") and the Board of Trustees of BlackRock Intermediate Municipal Bond Fund of BlackRock Municipal Series Trust (the "Municipal Trust") (collectively, the "Board," the members of which are referred to as "Trustees") met in April and June 2008 to consider the approval of each of the California Trust's, Multi-State Trust's and Municipal Trust's investment advisory agreement (collectively, the "Advisory Agreement") with BlackRock Advisors, LLC (the "Advisor"), the fund's investment advisor. For simplicity, BlackRock California Insured Municipal Bond Fund, the California Trust, BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, the Multi-State Trust, BlackRock Intermediate Municipal Bond Fund and the Municipal Trust are referred to herein as the "Fund." The Board also considered the approval of each of the subadvisory agreements (collectively, the "Subadvisory Agreement") between the Advisor and BlackRock Investment Management, LLC (the "Subadvisor"). The Advisor and the Subadvisor are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions; (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Investment Management, LLC for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


96              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              97

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

The California Insured Municipal Bond Fund ranked in the second quartile on a net basis against its Lipper peer universe for each of the one-, three- and five-year periods ended December 31, 2007, respectively. The BlackRock Florida Municipal Bond Fund ranked in the third, second and second quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007, respectively. The Board noted that the BlackRock Florida Municipal Bond Fund's investment performance for the one year period was disappointing, but that longer-term performance meets the Board's expectations. The Board typically gives greater weight to longer-term results. The BlackRock New Jersey Municipal Bond Fund ranked in the fourth, first and first quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007, respectively. The Board noted that the BlackRock New Jersey Municipal Bond Fund's investment performance for the one-year period was disappointing, but that longer-term performance meets the Board's expectations. The Board typically gives greater weight to longer-term results. The BlackRock Pennsylvania Municipal Bond Fund ranked in the second quartile on a net basis against its Lipper peer universe for each of the one-, three- and five-year periods ended December 31, 2007, respectively. The BlackRock Intermediate Municipal Bond Fund ranked in the third quartile on a net basis against its Lipper peer universe for each of the one-, three- and five-year periods ended December 31, 2007, respectively. The Board expressed its concern with the BlackRock Intermediate Municipal Bond Fund's third quartile performance. The Board noted that for each of the periods, the BlackRock Intermediate Municipal Bond Fund's third quartile performance was near its Lipper median. The Board considered BlackRock's planned changes in its fixed-income organization.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Trustees, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board took into account that that the BlackRock California Insured Municipal Bond Fund, BlackRock Florida Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of each Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board recognized that BlackRock Florida Municipal Bond Fund has contractual advisory fees higher than its Peers. The Board noted that BlackRock has agreed to voluntarily cap the total annual operating expenses, excluding certain expenses, of one or more share classes of each of BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees. The Board took into account that BlackRock has contractually agreed to waive a portion of its advisory fee for the BlackRock Intermediate Municipal Bond Fund, thereby lowering Fund expenses.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.


98              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Investment Management, LLC for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees' conclusions may be based in part on their consideration of these arrangements in prior years.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008              99

Officers and Trustees

Robert M. Hernandez, Chairman of the Board, Trustee and
  Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board,
  Chairman of the Audit Committee and Trustee
James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Fund President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Richard R. West, Trustee and Member of the Audit Committee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian

For all Funds except BlackRock California Insured Municipal Bond Fund:

State Street Bank and Trust Company
Boston, MA 02101

For BlackRock California Insured Municipal Bond Fund:

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809


100              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Funds' website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds' electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery 2) Click on the applicable link and follow the steps to sign up 3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008             101

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds' Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


102              SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio+
BlackRock Income Builder Portfolio+
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


        SEMI-ANNUAL REPORT                     NOVEMBER 30, 2008             103

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                                                       BLACKROCK

                                                                    #MUNI5-11/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock California Insured Municipal Bond Fund of
    BlackRock California Municipal Series Trust

Date: January 20, 2009